UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06093

Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—December 31, 2024

Item	1: Reports to Shareholders.

TABLE OF CONTENTS

Institutional Index Fund Institutional Shares - VINIX

Institutional Index Fund Institutional Plus Shares - VIIIX

Institutional Total Stock Market Index Fund Institutional Shares - VITNX

Institutional Total Stock Market Index Fund Institutional Plus Shares - VITPX

Vanguard Institutional Index Fund

Institutional Shares (VINIX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Institutional Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Standard & Poor’s 500 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Information technology, the index’s largest sector by weight, posted extremely strong results and was by far the greatest contributor to return. Financials and communication services were also among the top contributors.

  For the 10 years ended December 31, 2024, the Fund performed in line with its benchmark, which returned a bit more than 13%, annualized.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $5,000,000

	Institutional Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$5,047,245	$5,047,528	$5,090,054
2015	$5,061,247	$5,061,564	$5,096,078
2015	$4,734,956	$4,735,678	$4,725,720
2015	$5,068,620	$5,069,192	$5,022,045
2016	$5,136,532	$5,137,516	$5,067,957
2016	$5,262,323	$5,263,654	$5,200,452
2016	$5,464,677	$5,466,414	$5,431,090
2016	$5,673,317	$5,675,463	$5,655,796
2017	$6,016,645	$6,019,744	$5,983,419
2017	$6,202,066	$6,205,643	$6,163,391
2017	$6,479,666	$6,483,678	$6,444,880
2017	$6,909,510	$6,914,505	$6,852,694
2018	$6,856,475	$6,862,015	$6,811,260
2018	$7,091,023	$7,097,648	$7,075,085
2018	$7,637,144	$7,644,931	$7,577,897
2018	$6,603,823	$6,611,349	$6,489,745
2019	$7,505,548	$7,513,666	$7,400,938
2019	$7,828,068	$7,837,041	$7,703,509
2019	$7,960,457	$7,970,136	$7,791,070
2019	$8,681,669	$8,693,027	$8,495,073
2020	$6,980,316	$6,989,368	$6,714,437
2020	$8,414,439	$8,425,212	$8,197,568
2020	$9,165,191	$9,177,536	$8,941,465
2020	$10,278,472	$10,292,437	$10,261,256
2021	$10,913,278	$10,927,992	$10,922,971
2021	$11,845,037	$11,862,208	$11,828,254
2021	$11,912,831	$11,931,252	$11,814,249
2021	$13,225,166	$13,246,924	$12,894,041
2022	$12,616,274	$12,637,763	$12,197,836
2022	$10,583,760	$10,602,941	$10,144,127
2022	$10,066,164	$10,085,243	$9,681,223
2022	$10,826,114	$10,847,792	$10,375,952
2023	$11,636,687	$11,661,061	$11,127,602
2023	$12,652,837	$12,680,485	$12,061,484
2023	$12,238,005	$12,265,401	$11,664,700
2023	$13,667,398	$13,699,419	$13,079,813
2024	$15,108,615	$15,145,519	$14,393,774
2024	$15,754,561	$15,794,322	$14,860,033
2024	$16,680,361	$16,724,066	$15,775,361
2024	$17,080,809	$17,126,975	$16,202,621

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	24.97%	14.49%	13.07%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	9.4%
Consumer Discretionary	11.2%
Consumer Staples	5.5%
Energy	3.2%
Financials	13.6%
Health Care	10.1%
Industrials	8.1%
Information Technology	32.4%
Materials	1.9%
Real Estate	2.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$314,898
Number of Portfolio Holdings	506
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$4,935

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR94

Vanguard Institutional Index Fund

Institutional Plus Shares (VIIIX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Institutional Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the Standard & Poor’s 500 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Information technology, the index’s largest sector by weight, posted extremely strong results and was by far the greatest contributor to return. Financials and communication services were also among the top contributors.

  For the 10 years ended December 31, 2024, the Fund performed in line with its benchmark, which returned a bit more than 13%, annualized.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $100,000,000

	Institutional Plus Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$100,000,000	$100,000,000	$100,000,000
2015	$100,950,178	$100,950,569	$101,801,083
2015	$101,234,932	$101,231,288	$101,921,552
2015	$94,713,554	$94,713,569	$94,514,405
2015	$101,392,418	$101,383,833	$100,440,905
2016	$102,755,826	$102,750,316	$101,359,137
2016	$105,277,651	$105,273,076	$104,009,035
2016	$109,330,729	$109,328,286	$108,621,794
2016	$113,510,205	$113,509,260	$113,115,928
2017	$120,390,809	$120,394,873	$119,668,370
2017	$124,100,617	$124,112,861	$123,267,810
2017	$129,661,252	$129,673,565	$128,897,593
2017	$138,274,033	$138,290,108	$137,053,876
2018	$137,212,157	$137,240,296	$136,225,204
2018	$141,917,387	$141,952,960	$141,501,704
2018	$152,852,892	$152,898,622	$151,557,940
2018	$132,177,661	$132,226,986	$129,794,893
2019	$150,224,820	$150,273,312	$148,018,768
2019	$156,685,121	$156,740,818	$154,070,185
2019	$159,341,413	$159,402,723	$155,821,392
2019	$173,789,546	$173,860,531	$169,901,456
2020	$139,735,623	$139,787,357	$134,288,747
2020	$168,449,716	$168,504,246	$163,951,367
2020	$183,485,666	$183,550,719	$178,829,304
2020	$205,780,219	$205,848,746	$205,225,120
2021	$218,502,445	$218,559,849	$218,459,416
2021	$237,165,901	$237,244,162	$236,565,088
2021	$238,526,162	$238,625,036	$236,284,979
2021	$264,812,885	$264,938,487	$257,880,822
2022	$252,616,502	$252,755,262	$243,956,715
2022	$211,927,208	$212,058,828	$202,882,544
2022	$201,571,005	$201,704,852	$193,624,458
2022	$216,797,831	$216,955,835	$207,519,040
2023	$233,038,925	$233,221,216	$222,552,038
2023	$253,398,833	$253,609,707	$241,229,672
2023	$245,100,345	$245,308,016	$233,294,004
2023	$273,738,032	$273,988,376	$261,596,254
2024	$302,614,653	$302,910,387	$287,875,481
2024	$315,565,105	$315,886,430	$297,200,658
2024	$334,121,497	$334,481,327	$315,507,216
2024	$342,149,090	$342,539,502	$324,052,422

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Plus Shares	24.99%	14.51%	13.09%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Communication Services	9.4%
Consumer Discretionary	11.2%
Consumer Staples	5.5%
Energy	3.2%
Financials	13.6%
Health Care	10.1%
Industrials	8.1%
Information Technology	32.4%
Materials	1.9%
Real Estate	2.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$314,898
Number of Portfolio Holdings	506
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$4,935

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR854

Vanguard Institutional Total Stock Market Index Fund

Institutional Shares (VITNX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Institutional Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Total Market Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology, the index’s largest sector by weight, posted extremely strong results and was by far the greatest contributor to return. Consumer discretionary and financials were also among the top contributors.

  For the 10 years ended December 31, 2024, the Fund performed in line with its benchmark, which returned 12.50%, annualized.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $5,000,000

	Institutional Shares	CRSP US Total Market Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$5,090,516	$5,090,319	$5,090,054
2015	$5,094,471	$5,094,566	$5,096,078
2015	$4,726,254	$4,724,874	$4,725,720
2015	$5,022,526	$5,020,138	$5,022,045
2016	$5,072,206	$5,067,625	$5,067,957
2016	$5,208,694	$5,203,726	$5,200,452
2016	$5,437,827	$5,433,276	$5,431,090
2016	$5,662,923	$5,656,512	$5,655,796
2017	$5,988,801	$5,984,202	$5,983,419
2017	$6,170,330	$6,165,863	$6,163,391
2017	$6,450,097	$6,446,290	$6,444,880
2017	$6,859,514	$6,855,075	$6,852,694
2018	$6,817,799	$6,813,989	$6,811,260
2018	$7,084,516	$7,080,477	$7,075,085
2018	$7,587,822	$7,581,967	$7,577,897
2018	$6,506,354	$6,500,872	$6,489,745
2019	$7,421,182	$7,414,903	$7,400,938
2019	$7,724,811	$7,717,485	$7,703,509
2019	$7,811,175	$7,803,087	$7,791,070
2019	$8,514,513	$8,505,512	$8,495,073
2020	$6,735,971	$6,729,651	$6,714,437
2020	$8,225,005	$8,216,467	$8,197,568
2020	$8,981,278	$8,972,441	$8,941,465
2020	$10,301,981	$10,291,034	$10,261,256
2021	$10,966,804	$10,952,511	$10,922,971
2021	$11,875,758	$11,860,143	$11,828,254
2021	$11,869,164	$11,853,053	$11,814,249
2021	$12,955,129	$12,938,327	$12,894,041
2022	$12,250,865	$12,234,600	$12,197,836
2022	$10,187,522	$10,173,348	$10,144,127
2022	$9,734,422	$9,721,373	$9,681,223
2022	$10,430,613	$10,416,240	$10,375,952
2023	$11,176,998	$11,161,522	$11,127,602
2023	$12,120,699	$12,100,588	$12,061,484
2023	$11,720,928	$11,701,678	$11,664,700
2023	$13,147,487	$13,121,964	$13,079,813
2024	$14,467,381	$14,435,230	$14,393,774
2024	$14,934,207	$14,904,038	$14,860,033
2024	$15,855,796	$15,824,450	$15,775,361
2024	$16,272,005	$16,241,282	$16,202,621

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	23.77%	13.83%	12.52%
CRSP US Total Market Index	23.77%	13.81%	12.50%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	1.5%
Consumer Discretionary	15.1%
Consumer Staples	3.9%
Energy	3.4%
Financials	11.3%
Health Care	10.0%
Industrials	12.5%
Other	0.0%
Real Estate	2.6%
Technology	34.9%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$28,918
Number of Portfolio Holdings	3,176
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$516

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR870

Vanguard Institutional Total Stock Market Index Fund

Institutional Plus Shares (VITPX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Institutional Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Total Market Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.

  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology, the index’s largest sector by weight, posted extremely strong results and was by far the greatest contributor to return. Consumer discretionary and financials were also among the top contributors.

  For the 10 years ended December 31, 2024, the Fund performed in line with its benchmark, which returned 12.50%, annualized.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $100,000,000

	Institutional Plus Shares	CRSP US Total Market Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$100,000,000	$100,000,000	$100,000,000
2015	$101,794,863	$101,806,384	$101,801,083
2015	$101,903,982	$101,891,329	$101,921,552
2015	$94,524,755	$94,497,487	$94,514,405
2015	$100,476,468	$100,402,755	$100,440,905
2016	$101,452,711	$101,352,504	$101,359,137
2016	$104,187,127	$104,074,519	$104,009,035
2016	$108,779,350	$108,665,519	$108,621,794
2016	$113,311,002	$113,130,232	$113,115,928
2017	$119,814,554	$119,684,047	$119,668,370
2017	$123,453,105	$123,317,256	$123,267,810
2017	$129,080,259	$128,925,808	$128,897,593
2017	$137,255,217	$137,101,498	$137,053,876
2018	$136,426,816	$136,279,787	$136,225,204
2018	$141,791,163	$141,609,539	$141,501,704
2018	$151,865,360	$151,639,349	$151,557,940
2018	$130,202,535	$130,017,439	$129,794,893
2019	$148,513,397	$148,298,055	$148,018,768
2019	$154,593,348	$154,349,703	$154,070,185
2019	$156,324,833	$156,061,741	$155,821,392
2019	$170,404,746	$170,110,231	$169,901,456
2020	$134,813,865	$134,593,021	$134,288,747
2020	$164,619,277	$164,329,331	$163,951,367
2020	$179,734,130	$179,448,822	$178,829,304
2020	$206,172,723	$205,820,688	$205,225,120
2021	$219,455,325	$219,050,210	$218,459,416
2021	$237,626,828	$237,202,866	$236,565,088
2021	$237,501,333	$237,061,059	$236,284,979
2021	$259,269,257	$258,766,541	$257,880,822
2022	$245,173,200	$244,692,005	$243,956,715
2022	$203,872,296	$203,466,964	$202,882,544
2022	$194,801,724	$194,427,469	$193,624,458
2022	$208,736,606	$208,324,809	$207,519,040
2023	$223,708,405	$223,230,430	$222,552,038
2023	$242,536,227	$242,011,754	$241,229,672
2023	$234,564,787	$234,033,551	$233,294,004
2023	$263,120,358	$262,439,288	$261,596,254
2024	$289,477,311	$288,704,597	$287,875,481
2024	$298,886,378	$298,080,756	$297,200,658
2024	$317,334,600	$316,489,002	$315,507,216
2024	$325,664,920	$324,825,640	$324,052,420

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Plus Shares	23.77%	13.83%	12.53%
CRSP US Total Market Index	23.77%	13.81%	12.50%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Basic Materials	1.5%
Consumer Discretionary	15.1%
Consumer Staples	3.9%
Energy	3.4%
Financials	11.3%
Health Care	10.0%
Industrials	12.5%
Other	0.0%
Real Estate	2.6%
Technology	34.9%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$28,918
Number of Portfolio Holdings	3,176
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$516

How has the Fund changed?

The Fund’s principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR871

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
(a) Audit Fees.	$65,000	$65,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$65,000	$65,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,802,420	$3,295,934
Tax Fees.	$2,062,604	$1,678,928
All Other Fees.	$293,000	$25,000
Total.	$6,158,024	$4,999,862

(h)	For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2024
Vanguard Institutional Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	19
Tax information	20

Institutional Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (9.4%)
	Meta Platforms Inc. Class A	13,758,174	8,055,548
	Alphabet Inc. Class A	36,876,634	6,980,747
	Alphabet Inc. Class C	30,035,049	5,719,875
*	Netflix Inc.	2,697,733	2,404,543
	Walt Disney Co.	11,429,041	1,272,624
	Verizon Communications Inc.	26,567,393	1,062,430
	AT&T Inc.	45,284,088	1,031,119
	Comcast Corp. Class A	24,090,208	904,106
	T-Mobile US Inc.	3,075,963	678,957
	Electronic Arts Inc.	1,506,148	220,349
*	Charter Communications Inc. Class A	610,219	209,165
*	Take-Two Interactive Software Inc.	1,031,450	189,869
*	Warner Bros Discovery Inc.	14,076,445	148,788
*	Live Nation Entertainment Inc.	990,270	128,240
	Omnicom Group Inc.	1,231,583	105,965
	News Corp. Class A	3,117,090	85,845
	Fox Corp. Class A	1,384,697	67,269
	Interpublic Group of Cos. Inc.	2,346,982	65,762
*	Match Group Inc.	1,585,494	51,862
[1]	Paramount Global Class B	3,757,267	39,301
	Fox Corp. Class B	841,414	38,486
	News Corp. Class B	52,508	1,598
			29,462,448
Consumer Discretionary (11.2%)
*	Amazon.com Inc.	59,061,395	12,957,479
*	Tesla Inc.	17,625,315	7,117,807
	Home Depot Inc.	6,268,816	2,438,507
	McDonald's Corp.	4,522,675	1,311,078
	Booking Holdings Inc.	208,875	1,037,779
	Lowe's Cos. Inc.	3,580,287	883,615
	TJX Cos. Inc.	7,118,252	859,956
	Starbucks Corp.	7,153,483	652,755
	NIKE Inc. Class B	7,513,912	568,578
*	Chipotle Mexican Grill Inc.	8,599,161	518,529
*	O'Reilly Automotive Inc.	364,352	432,049
	Marriott International Inc. Class A	1,455,513	406,001
	Hilton Worldwide Holdings Inc.	1,538,322	380,212
	General Motors Co.	6,939,422	369,663
	Royal Caribbean Cruises Ltd.	1,561,035	360,115
*	Airbnb Inc. Class A	2,731,736	358,977
*	AutoZone Inc.	106,683	341,599
	Ross Stores Inc.	2,093,714	316,716
*	Lululemon Athletica Inc.	712,824	272,591
	DR Horton Inc.	1,840,793	257,380
	Ford Motor Co.	24,638,029	243,917
	Yum! Brands Inc.	1,761,174	236,279
	Lennar Corp. Class A	1,506,944	205,502
	Garmin Ltd.	969,524	199,974
*	Deckers Outdoor Corp.	959,034	194,770
	eBay Inc.	3,024,509	187,368
	Tractor Supply Co.	3,373,000	178,971
*	Carnival Corp.	6,559,221	163,456
*	NVR Inc.	19,335	158,139
*	Expedia Group Inc.	775,571	144,512
	PulteGroup Inc.	1,293,926	140,909
	Darden Restaurants Inc.	741,854	138,497
*	Ulta Beauty Inc.	297,469	129,378
	Las Vegas Sands Corp.	2,197,327	112,855
	Best Buy Co. Inc.	1,231,493	105,662
1

Institutional Index Fund
		Shares	Market Value• ($000)
	Genuine Parts Co.	877,211	102,423
	Tapestry Inc.	1,471,681	96,145
	Domino's Pizza Inc.	218,026	91,519
*	Aptiv plc	1,483,826	89,742
	Pool Corp.	240,257	81,913
*	CarMax Inc.	976,553	79,843
*	Norwegian Cruise Line Holdings Ltd.	2,769,819	71,267
	LKQ Corp.	1,641,825	60,337
	Ralph Lauren Corp.	253,350	58,519
	Wynn Resorts Ltd.	584,181	50,333
*	MGM Resorts International	1,428,843	49,509
	Hasbro Inc.	826,084	46,186
*	Caesars Entertainment Inc.	1,341,663	44,838
	BorgWarner Inc. (XNYS)	1,380,300	43,880
*	Mohawk Industries Inc.	330,937	39,425
			35,387,454
Consumer Staples (5.5%)
	Costco Wholesale Corp.	2,796,294	2,562,160
	Procter & Gamble Co.	14,863,191	2,491,814
	Walmart Inc.	27,394,711	2,475,112
	Coca-Cola Co.	24,467,661	1,523,357
	PepsiCo Inc.	8,658,418	1,316,599
	Philip Morris International Inc.	9,812,636	1,180,951
	Altria Group Inc.	10,695,846	559,286
	Mondelez International Inc. Class A	8,438,019	504,003
	Colgate-Palmolive Co.	5,156,099	468,741
	Target Corp.	2,907,273	393,005
	Kimberly-Clark Corp.	2,104,504	275,774
	Kenvue Inc.	12,099,600	258,326
	Kroger Co.	4,200,576	256,865
	Sysco Corp.	3,100,049	237,030
*	Monster Beverage Corp.	4,420,759	232,355
	Keurig Dr Pepper Inc.	7,104,544	228,198
	General Mills Inc.	3,504,561	223,486
	Constellation Brands Inc. Class A	985,704	217,841
	Kraft Heinz Co.	5,567,622	170,982
	Church & Dwight Co. Inc.	1,545,942	161,876
	Hershey Co.	932,808	157,971
	Archer-Daniels-Midland Co.	3,019,668	152,554
	Kellanova	1,696,623	137,376
	Clorox Co.	781,145	126,866
	McCormick & Co. Inc.	1,589,390	121,175
	Estee Lauder Cos. Inc. Class A	1,473,472	110,481
	Dollar General Corp.	1,385,881	105,077
	Tyson Foods Inc. Class A	1,806,266	103,752
*	Dollar Tree Inc.	1,276,462	95,658
	Conagra Brands Inc.	3,010,428	83,539
	J M Smucker Co.	671,757	73,974
	Bunge Global SA	881,841	68,572
	Molson Coors Beverage Co. Class B	1,102,149	63,175
	Lamb Weston Holdings Inc.	902,007	60,281
	Hormel Foods Corp.	1,835,266	57,572
	Campbell's Co.	1,241,493	51,994
	Brown-Forman Corp. Class B	1,149,483	43,657
	Walgreens Boots Alliance Inc.	4,517,081	42,144
			17,393,579
Energy (3.2%)
	Exxon Mobil Corp.	27,737,940	2,983,770
	Chevron Corp.	10,547,680	1,527,726
	ConocoPhillips	8,163,447	809,569
	EOG Resources Inc.	3,549,391	435,084
	Williams Cos. Inc.	7,693,071	416,349
	ONEOK Inc.	3,686,655	370,140
	Schlumberger NV	8,910,514	341,629
	Kinder Morgan Inc.	12,198,111	334,228
	Phillips 66	2,606,121	296,915
	Marathon Petroleum Corp.	2,028,103	282,920
	Baker Hughes Co.	6,244,251	256,139
	Targa Resources Corp.	1,376,103	245,634
2

Institutional Index Fund
		Shares	Market Value• ($000)
	Valero Energy Corp.	1,997,760	244,906
	Hess Corp.	1,744,081	231,980
	Occidental Petroleum Corp.	4,262,574	210,614
	Diamondback Energy Inc.	1,179,805	193,288
	EQT Corp.	3,767,796	173,733
	Halliburton Co.	5,546,159	150,800
	Devon Energy Corp.	4,147,804	135,758
	Texas Pacific Land Corp.	118,937	131,540
	Coterra Energy Inc.	4,651,968	118,811
	APA Corp.	2,336,575	53,952
			9,945,485
Financials (13.6%)
*	Berkshire Hathaway Inc. Class B	11,568,006	5,243,546
	JPMorgan Chase & Co.	17,767,880	4,259,139
	Visa Inc. Class A	10,906,261	3,446,815
	Mastercard Inc. Class A	5,173,163	2,724,032
	Bank of America Corp.	42,128,788	1,851,560
	Wells Fargo & Co.	21,012,401	1,475,911
	Goldman Sachs Group Inc.	1,981,087	1,134,410
	American Express Co.	3,512,093	1,042,354
	S&P Global Inc.	2,003,767	997,936
	Morgan Stanley	7,828,816	984,239
	Blackrock Inc.	918,804	941,875
	Progressive Corp.	3,697,129	885,869
	Citigroup Inc.	11,935,584	840,146
	Blackstone Inc.	4,556,527	785,636
*	Fiserv Inc.	3,590,396	737,539
	Charles Schwab Corp.	9,434,405	698,240
	Marsh & McLennan Cos. Inc.	3,099,709	658,409
	Chubb Ltd.	2,365,983	653,721
	KKR & Co. Inc.	4,260,193	630,125
*	PayPal Holdings Inc.	6,326,926	540,003
	Intercontinental Exchange Inc.	3,623,700	539,968
	CME Group Inc.	2,274,286	528,157
	Aon plc Class A (XNYS)	1,364,909	490,221
	PNC Financial Services Group Inc.	2,503,846	482,867
	US Bancorp	9,844,369	470,856
	Apollo Global Management Inc.	2,820,873	465,895
	Moody's Corp.	983,439	465,531
	Arthur J Gallagher & Co.	1,576,534	447,499
	Capital One Financial Corp.	2,407,329	429,275
	Truist Financial Corp.	8,376,868	363,389
	Bank of New York Mellon Corp.	4,588,436	352,530
	Travelers Cos. Inc.	1,432,677	345,118
	Aflac Inc.	3,155,538	326,409
	Ameriprise Financial Inc.	612,214	325,961
	Allstate Corp.	1,671,169	322,185
	MetLife Inc.	3,670,509	300,541
	MSCI Inc.	494,584	296,755
	American International Group Inc.	3,936,413	286,571
	Discover Financial Services	1,584,328	274,453
	Fidelity National Information Services Inc.	3,397,448	274,412
	Prudential Financial Inc.	2,246,494	266,277
	Arch Capital Group Ltd.	2,364,694	218,380
	Nasdaq Inc.	2,611,539	201,898
	Hartford Financial Services Group Inc.	1,829,376	200,134
	Willis Towers Watson plc	635,695	199,125
	M&T Bank Corp.	1,047,540	196,948
	State Street Corp.	1,850,778	181,654
	Global Payments Inc.	1,607,051	180,086
	Raymond James Financial Inc.	1,155,314	179,455
	Fifth Third Bancorp	4,232,710	178,959
	Synchrony Financial	2,458,605	159,809
	T Rowe Price Group Inc.	1,401,947	158,546
	Brown & Brown Inc.	1,497,911	152,817
	Huntington Bancshares Inc.	9,169,259	149,184
*	Corpay Inc.	439,862	148,858
	Cincinnati Financial Corp.	986,416	141,748
	Regions Financial Corp.	5,736,426	134,921
3

Institutional Index Fund
		Shares	Market Value• ($000)
	Cboe Global Markets Inc.	660,314	129,025
	Northern Trust Corp.	1,251,533	128,282
	Citizens Financial Group Inc.	2,781,785	121,731
	FactSet Research Systems Inc.	239,761	115,152
	W R Berkley Corp.	1,900,345	111,208
	KeyCorp.	6,257,404	107,252
	Principal Financial Group Inc.	1,329,542	102,920
	Everest Group Ltd.	271,150	98,281
	Loews Corp.	1,140,375	96,578
	Jack Henry & Associates Inc.	460,185	80,670
	Assurant Inc.	323,087	68,889
	Erie Indemnity Co. Class A	157,532	64,939
	Globe Life Inc.	530,241	59,133
	MarketAxess Holdings Inc.	237,645	53,717
	Invesco Ltd.	2,841,970	49,678
	Franklin Resources Inc.	1,949,521	39,556
			42,795,908
Health Care (10.1%)
	Eli Lilly & Co.	4,972,697	3,838,922
	UnitedHealth Group Inc.	5,807,996	2,938,033
	Johnson & Johnson	15,194,757	2,197,466
	AbbVie Inc.	11,152,555	1,981,809
	Merck & Co. Inc.	15,964,577	1,588,156
	Thermo Fisher Scientific Inc.	2,413,958	1,255,813
	Abbott Laboratories	10,946,448	1,238,153
*	Intuitive Surgical Inc.	2,247,866	1,173,296
	Pfizer Inc.	35,764,247	948,826
	Danaher Corp.	4,056,864	931,253
	Amgen Inc.	3,392,356	884,184
*	Boston Scientific Corp.	9,301,590	830,818
	Stryker Corp.	2,165,301	779,617
	Gilead Sciences Inc.	7,865,156	726,504
	Bristol-Myers Squibb Co.	12,799,740	723,953
*	Vertex Pharmaceuticals Inc.	1,625,234	654,482
	Medtronic plc	8,093,917	646,542
	Elevance Health Inc.	1,463,626	539,932
	Cigna Group	1,755,408	484,738
*	Regeneron Pharmaceuticals Inc.	664,338	473,228
	Zoetis Inc.	2,847,219	463,897
	McKesson Corp.	801,103	456,557
	Becton Dickinson & Co.	1,824,155	413,846
	CVS Health Corp.	7,941,567	356,497
	HCA Healthcare Inc.	1,150,954	345,459
*	Edwards Lifesciences Corp.	3,722,046	275,543
	Cencora Inc.	1,106,713	248,656
	Agilent Technologies Inc.	1,813,667	243,648
	GE HealthCare Technologies Inc.	2,883,210	225,409
*	IQVIA Holdings Inc.	1,088,434	213,888
*	IDEXX Laboratories Inc.	516,937	213,722
	ResMed Inc.	926,400	211,858
*	Centene Corp.	3,187,875	193,121
	Humana Inc.	759,882	192,790
*	DexCom Inc.	2,465,898	191,773
	Cardinal Health Inc.	1,528,064	180,724
*	Mettler-Toledo International Inc.	133,206	163,002
	West Pharmaceutical Services Inc.	457,010	149,698
*	Biogen Inc.	919,686	140,638
*	Waters Corp.	374,500	138,932
	Zimmer Biomet Holdings Inc.	1,256,498	132,724
	STERIS plc	622,349	127,930
	Labcorp Holdings Inc.	527,243	120,907
*	Insulet Corp.	443,069	115,672
*	Cooper Cos. Inc.	1,256,071	115,471
	Quest Diagnostics Inc.	703,469	106,125
*	Hologic Inc.	1,464,387	105,568
*	Molina Healthcare Inc.	361,198	105,127
	Baxter International Inc.	3,225,372	94,052
	Viatris Inc.	7,540,709	93,882
*	Align Technology Inc.	442,318	92,228
4

Institutional Index Fund
		Shares	Market Value• ($000)
*	Moderna Inc.	2,138,398	88,915
	Revvity Inc.	767,885	85,704
	Bio-Techne Corp.	1,001,981	72,173
*	Incyte Corp.	1,010,861	69,820
	Universal Health Services Inc. Class B	370,756	66,521
*	Charles River Laboratories International Inc.	323,288	59,679
*	Solventum Corp.	874,006	57,737
*	Henry Schein Inc.	787,346	54,484
	Teleflex Inc.	293,020	52,152
*	DaVita Inc.	284,815	42,594
			31,714,848
Industrials (8.1%)
	General Electric Co.	6,830,429	1,139,247
	Caterpillar Inc.	3,047,000	1,105,330
	RTX Corp.	8,400,377	972,092
	Honeywell International Inc.	4,103,710	926,987
	Union Pacific Corp.	3,826,209	872,529
*	Boeing Co.	4,717,963	835,079
	Eaton Corp. plc	2,494,086	827,712
*	Uber Technologies Inc.	13,289,139	801,601
	Automatic Data Processing Inc.	2,571,555	752,771
	Deere & Co.	1,605,850	680,399
	Lockheed Martin Corp.	1,331,436	646,998
	United Parcel Service Inc. Class B (XNYS)	4,615,855	582,059
	GE Vernova Inc.	1,739,659	572,226
	Trane Technologies plc	1,420,222	524,559
	Parker-Hannifin Corp.	812,354	516,682
	Waste Management Inc.	2,305,047	465,135
	TransDigm Group Inc.	354,855	449,701
	Emerson Electric Co.	3,598,581	445,972
	3M Co.	3,436,705	443,644
	Illinois Tool Works Inc.	1,696,081	430,058
	General Dynamics Corp.	1,628,609	429,122
	Northrop Grumman Corp.	864,348	405,630
	FedEx Corp.	1,418,613	399,098
	Cintas Corp.	2,163,358	395,246
	CSX Corp.	12,170,079	392,728
	Carrier Global Corp.	5,266,172	359,469
	PACCAR Inc.	3,308,780	344,179
	Norfolk Southern Corp.	1,427,791	335,103
	Johnson Controls International plc	4,216,045	332,772
*	Copart Inc.	5,532,232	317,495
	Cummins Inc.	865,762	301,805
	WW Grainger Inc.	279,692	294,809
	Quanta Services Inc.	931,541	294,414
	United Rentals Inc.	414,111	291,716
	Paychex Inc.	2,021,374	283,437
	Howmet Aerospace Inc.	2,563,806	280,403
*	Axon Enterprise Inc.	457,174	271,708
	AMETEK Inc.	1,459,818	263,147
	Fastenal Co.	3,615,563	259,995
	Republic Services Inc.	1,284,543	258,424
	L3Harris Technologies Inc.	1,196,978	251,701
	Verisk Analytics Inc.	891,172	245,456
	Delta Air Lines Inc.	4,043,856	244,653
	Otis Worldwide Corp.	2,521,072	233,476
	Ingersoll Rand Inc. (XYNS)	2,543,160	230,054
	Old Dominion Freight Line Inc.	1,185,577	209,136
	Westinghouse Air Brake Technologies Corp.	1,085,378	205,777
	Rockwell Automation Inc.	712,440	203,608
*	United Airlines Holdings Inc.	2,076,819	201,659
	Equifax Inc.	782,378	199,389
	Xylem Inc.	1,533,421	177,908
	Broadridge Financial Solutions Inc.	737,056	166,641
	Fortive Corp.	2,190,456	164,284
	Dover Corp.	865,897	162,442
	Veralto Corp.	1,560,670	158,954
	Hubbell Inc.	338,937	141,977
	Southwest Airlines Co.	3,788,933	127,384
5

Institutional Index Fund
		Shares	Market Value• ($000)
	Lennox International Inc.	202,232	123,220
	Leidos Holdings Inc.	842,793	121,413
	Snap-on Inc.	330,869	112,323
	Pentair plc	1,043,204	104,988
	Jacobs Solutions Inc.	785,028	104,895
*	Builders FirstSource Inc.	726,469	103,834
	IDEX Corp.	478,111	100,064
	Masco Corp.	1,361,041	98,771
	Expeditors International of Washington Inc.	883,426	97,857
	Textron Inc.	1,171,617	89,617
	JB Hunt Transport Services Inc.	502,982	85,839
	Rollins Inc.	1,774,146	82,232
	Stanley Black & Decker Inc.	973,246	78,142
	CH Robinson Worldwide Inc.	745,053	76,979
*	Dayforce Inc.	994,392	72,233
	Allegion plc	548,281	71,649
	Nordson Corp.	342,032	71,567
	Paycom Software Inc.	307,176	62,962
*	Generac Holdings Inc.	375,394	58,205
	A O Smith Corp.	751,877	51,286
	Huntington Ingalls Industries Inc.	246,270	46,538
			25,640,594
Information Technology (32.4%)
	Apple Inc.	95,397,328	23,889,399
	NVIDIA Corp.	154,811,193	20,789,595
	Microsoft Corp.	46,922,264	19,777,734
	Broadcom Inc.	29,476,437	6,833,817
	Salesforce Inc.	6,033,346	2,017,129
	Oracle Corp.	10,143,231	1,690,268
	Cisco Systems Inc.	25,156,218	1,489,248
	Accenture plc Class A	3,943,415	1,387,254
*	ServiceNow Inc.	1,300,061	1,378,221
	International Business Machines Corp.	5,835,340	1,282,783
*	Advanced Micro Devices Inc.	10,241,609	1,237,084
*	Adobe Inc.	2,778,102	1,235,366
	Intuit Inc.	1,768,910	1,111,760
	Texas Instruments Inc.	5,757,140	1,079,521
	QUALCOMM Inc.	7,011,569	1,077,117
*	Palantir Technologies Inc. Class A	12,936,482	978,386
	Applied Materials Inc.	5,202,755	846,124
*	Palo Alto Networks Inc.	4,130,478	751,582
*	Arista Networks Inc.	6,519,147	720,561
	Analog Devices Inc.	3,133,385	665,719
	Micron Technology Inc.	6,997,280	588,891
	Lam Research Corp.	8,120,031	586,510
	Intel Corp.	27,219,253	545,746
	KLA Corp.	844,131	531,904
	Amphenol Corp. Class A	7,608,437	528,406
*	Cadence Design Systems Inc.	1,730,813	520,040
*	Crowdstrike Holdings Inc. Class A	1,468,630	502,506
	Motorola Solutions Inc.	1,054,720	487,523
*	Synopsys Inc.	969,410	470,513
*	Autodesk Inc.	1,356,768	401,020
*	Fortinet Inc.	4,014,680	379,307
	Roper Technologies Inc.	676,672	351,768
*	Workday Inc. Class A	1,344,149	346,831
	NXP Semiconductors NV	1,603,922	333,375
*	Fair Isaac Corp.	153,655	305,916
	TE Connectivity plc	1,887,925	269,917
	Cognizant Technology Solutions Corp. Class A	3,128,092	240,550
*	Gartner Inc.	486,951	235,913
	Corning Inc.	4,864,279	231,151
	Dell Technologies Inc. Class C	1,939,340	223,490
	HP Inc.	6,084,162	198,526
	Microchip Technology Inc.	3,389,694	194,399
*	ANSYS Inc.	552,128	186,249
	Monolithic Power Systems Inc.	308,049	182,273
*	Keysight Technologies Inc.	1,095,690	176,001
*	GoDaddy Inc. Class A	886,395	174,948
6

Institutional Index Fund
		Shares	Market Value• ($000)
	Hewlett Packard Enterprise Co.	8,194,200	174,946
*	ON Semiconductor Corp.	2,687,796	169,466
*	Tyler Technologies Inc.	270,117	155,760
	NetApp Inc.	1,291,574	149,926
	CDW Corp.	840,905	146,351
*	PTC Inc.	758,283	139,426
*	Teledyne Technologies Inc.	294,170	136,533
*	Western Digital Corp.	2,182,740	130,157
	Teradyne Inc.	1,027,650	129,402
*	Zebra Technologies Corp. Class A	325,335	125,651
*	First Solar Inc.	675,324	119,019
	Seagate Technology Holdings plc	1,336,212	115,328
*	Trimble Inc.	1,539,519	108,782
*	VeriSign Inc.	522,052	108,044
	Jabil Inc.	711,104	102,328
*,1	Super Micro Computer Inc. (XNGS)	3,180,243	96,934
	Gen Digital Inc. (XNGS)	3,423,228	93,728
*	F5 Inc.	366,771	92,232
*	Akamai Technologies Inc.	948,923	90,764
	Skyworks Solutions Inc.	1,009,444	89,517
*	EPAM Systems Inc.	357,857	83,674
	Juniper Networks Inc.	2,089,614	78,256
*	Enphase Energy Inc.	850,860	58,437
			102,127,002
Materials (1.9%)
	Linde plc	3,005,168	1,258,174
	Sherwin-Williams Co.	1,462,295	497,078
	Air Products & Chemicals Inc.	1,403,056	406,942
	Ecolab Inc.	1,590,524	372,692
	Freeport-McMoRan Inc.	9,067,547	345,292
	Newmont Corp. (XNYS)	7,184,379	267,403
	Corteva Inc.	4,337,424	247,060
	Vulcan Materials Co.	833,204	214,325
	DuPont de Nemours Inc.	2,637,527	201,111
	Martin Marietta Materials Inc.	385,924	199,330
	Dow Inc.	4,417,763	177,285
	PPG Industries Inc.	1,464,160	174,894
	Nucor Corp.	1,482,646	173,040
	Smurfit WestRock plc	3,120,280	168,058
	International Flavors & Fragrances Inc.	1,614,162	136,477
	Packaging Corp. of America	562,650	126,669
	LyondellBasell Industries NV Class A	1,639,431	121,761
	International Paper Co.	2,190,198	117,876
	Ball Corp.	1,883,743	103,851
	Steel Dynamics Inc.	894,024	101,981
	Avery Dennison Corp.	507,240	94,920
	CF Industries Holdings Inc.	1,098,683	93,740
	Amcor plc	9,130,747	85,920
	Eastman Chemical Co.	730,505	66,710
	Albemarle Corp.	742,076	63,878
	Mosaic Co.	2,001,297	49,192
	Celanese Corp.	690,078	47,760
	FMC Corp.	787,660	38,288
			5,951,707
Real Estate (2.1%)
	Prologis Inc.	5,844,903	617,806
	Equinix Inc.	608,929	574,153
	American Tower Corp.	2,949,108	540,896
	Welltower Inc.	3,733,342	470,513
	Digital Realty Trust Inc.	1,967,780	348,946
	Simon Property Group Inc.	1,935,500	333,312
	Public Storage	994,527	297,801
	Realty Income Corp.	5,523,396	295,005
*	CBRE Group Inc. Class A	1,898,777	249,290
	Crown Castle Inc.	2,742,713	248,929
	Extra Space Storage Inc.	1,338,329	200,214
	AvalonBay Communities Inc.	896,765	197,261
	Iron Mountain Inc.	1,852,547	194,721
	VICI Properties Inc.	6,653,601	194,352
7

Institutional Index Fund
		Shares	Market Value• ($000)
*	CoStar Group Inc.	2,586,806	185,189
	Ventas Inc.	2,648,005	155,941
	Equity Residential	2,154,414	154,601
	SBA Communications Corp.	678,479	138,274
	Weyerhaeuser Co.	4,585,018	129,068
	Essex Property Trust Inc.	405,869	115,851
	Invitation Homes Inc.	3,592,293	114,846
	Mid-America Apartment Communities Inc.	736,687	113,870
	Kimco Realty Corp.	4,258,765	99,783
	Alexandria Real Estate Equities Inc.	980,915	95,688
	Healthpeak Properties Inc.	4,409,613	89,383
	UDR Inc.	1,896,649	82,334
	Camden Property Trust	674,263	78,241
	Host Hotels & Resorts Inc.	4,412,272	77,303
	Regency Centers Corp.	1,032,661	76,345
	BXP Inc.	916,859	68,178
	Federal Realty Investment Trust	482,516	54,018
			6,592,112
Utilities (2.3%)
	NextEra Energy Inc.	12,978,068	930,398
	Southern Co.	6,915,326	569,270
	Duke Energy Corp.	4,875,306	525,265
	Constellation Energy Corp.	1,973,861	441,572
	Sempra	3,997,247	350,638
	American Electric Power Co. Inc.	3,361,012	309,986
	Vistra Corp.	2,147,097	296,020
	Dominion Energy Inc.	5,301,429	285,535
	PG&E Corp.	13,795,619	278,396
	Public Service Enterprise Group Inc.	3,144,223	265,655
	Xcel Energy Inc.	3,623,992	244,692
	Exelon Corp.	6,341,238	238,684
	Entergy Corp.	2,706,125	205,178
	Consolidated Edison Inc.	2,187,496	195,190
	Edison International	2,444,738	195,188
	WEC Energy Group Inc.	1,997,254	187,822
	DTE Energy Co.	1,307,168	157,840
	American Water Works Co. Inc.	1,230,682	153,208
	PPL Corp.	4,657,696	151,189
	Ameren Corp.	1,684,540	150,160
	Atmos Energy Corp.	979,677	136,440
	Eversource Energy	2,314,308	132,911
	CenterPoint Energy Inc.	4,110,257	130,418
	FirstEnergy Corp.	3,234,741	128,678
	CMS Energy Corp.	1,883,407	125,529
	NRG Energy Inc.	1,279,262	115,415
	NiSource Inc.	2,942,672	108,173
	Alliant Energy Corp.	1,621,417	95,891
	Evergy Inc.	1,451,645	89,349
	Pinnacle West Capital Corp.	717,061	60,785
	AES Corp.	4,484,288	57,713
			7,313,188
Total Common Stocks (Cost $88,898,040)			314,324,325
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 4.466% (Cost $441,926)	4,419,388	441,939
Total Investments (100.0%) (Cost $89,339,966)			314,766,264
Other Assets and Liabilities—Net (0.0%)			131,835
Net Assets (100%)			314,898,099
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,954,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,154,000 was received for securities on loan.
8

Institutional Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	1,753	520,268	(5,057)

See accompanying Notes, which are an integral part of the Financial Statements.
9

Institutional Index Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $88,898,040)	314,324,325
Affiliated Issuers (Cost $441,926)	441,939
Total Investments in Securities	314,766,264
Investment in Vanguard	8,516
Cash	399
Cash Collateral Pledged—Futures Contracts	29,980
Receivables for Investment Securities Sold	246,312
Receivables for Accrued Income	193,481
Receivables for Capital Shares Issued	504,527
Total Assets	315,749,479
Liabilities
Payables for Investment Securities Purchased	458
Collateral for Securities on Loan	4,154
Payables for Capital Shares Redeemed	840,533
Payables to Vanguard	3,636
Variation Margin Payable—Futures Contracts	2,599
Total Liabilities	851,380
Net Assets	314,898,099
1 Includes $3,954,000 of securities on loan.
At December 31, 2024, net assets consisted of:

Paid-in Capital	89,059,287
Total Distributable Earnings (Loss)	225,838,812
Net Assets	314,898,099

Institutional Shares—Net Assets
Applicable to 262,133,578 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	125,534,502
Net Asset Value Per Share—Institutional Shares	$478.90

Institutional Plus Shares—Net Assets
Applicable to 395,427,368 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	189,363,597
Net Asset Value Per Share—Institutional Plus Shares	$478.88

See accompanying Notes, which are an integral part of the Financial Statements.
10

Institutional Index Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	4,033,795
Interest[2]	16,767
Securities Lending—Net	587
Total Income	4,051,149
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,935
Management and Administrative—Institutional Shares	36,300
Management and Administrative—Institutional Plus Shares	24,510
Marketing and Distribution—Institutional Shares	3,090
Marketing and Distribution—Institutional Plus Shares	4,978
Custodian Fees	1,402
Auditing Fees	33
Shareholders’ Reports and Proxy Fees—Institutional Shares	683
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	1,428
Trustees’ Fees and Expenses	169
Other Expenses	28
Total Expenses	77,556
Expenses Paid Indirectly	(41)
Net Expenses	77,515
Net Investment Income	3,973,634
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	12,291,772
Futures Contracts	102,712
Swap Contracts	17,544
Realized Net Gain (Loss)	12,412,028
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	48,554,670
Futures Contracts	(4,174)
Swap Contracts	(331)
Change in Unrealized Appreciation (Depreciation)	48,550,165
Net Increase (Decrease) in Net Assets Resulting from Operations	64,935,827
1	Dividends are net of foreign withholding taxes of $1,009,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $15,545,000, $86,000, and $16,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $8,359,059,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Institutional Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,973,634	3,980,004
Realized Net Gain (Loss)	12,412,028	9,673,017
Change in Unrealized Appreciation (Depreciation)	48,550,165	43,478,271
Net Increase (Decrease) in Net Assets Resulting from Operations	64,935,827	57,131,292
Distributions
Institutional Shares	(3,294,446)	(3,349,231)
Institutional Plus Shares	(4,819,117)	(4,569,458)
Total Distributions	(8,113,563)	(7,918,689)
Capital Share Transactions
Institutional Shares	(10,488,264)	(4,730,454)
Institutional Plus Shares	3,148,802	(4,544,221)
Net Increase (Decrease) from Capital Share Transactions	(7,339,462)	(9,274,675)
Total Increase (Decrease)	49,482,802	39,937,928
Net Assets
Beginning of Period	265,415,297	225,477,369
End of Period	314,898,099	265,415,297

See accompanying Notes, which are an integral part of the Financial Statements.
12

Institutional Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$393.48	$321.63	$405.79	$331.47	$290.23
Investment Operations
Net Investment Income[1]	5.956	5.793	5.515	5.048	5.261
Net Realized and Unrealized Gain (Loss) on Investments	91.814	77.739	(78.817)	88.637	46.122
Total from Investment Operations	97.770	83.532	(73.302)	93.685	51.383
Distributions
Dividends from Net Investment Income	(6.062)	(5.801)	(5.584)	(5.199)	(5.273)
Distributions from Realized Capital Gains	(6.288)	(5.881)	(5.274)	(14.166)	(4.870)
Total Distributions	(12.350)	(11.682)	(10.858)	(19.365)	(10.143)
Net Asset Value, End of Period	$478.90	$393.48	$321.63	$405.79	$331.47
Total Return	24.97%	26.24%	-18.14%	28.67%	18.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$125,535	$112,347	$96,179	$128,441	$119,012
Ratio of Total Expenses to Average Net Assets	0.035%[2]	0.035%[2]	0.035%[2]	0.035%	0.035%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.62%	1.58%	1.35%	1.83%
Portfolio Turnover Rate[3]	4%	3%	3%	3%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.035%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Institutional Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$393.47	$321.62	$405.80	$331.48	$290.25
Investment Operations
Net Investment Income[1]	6.032	5.844	5.563	5.117	5.310
Net Realized and Unrealized Gain (Loss) on Investments	91.797	77.742	(78.832)	88.627	46.108
Total from Investment Operations	97.829	83.586	(73.269)	93.744	51.418
Distributions
Dividends from Net Investment Income	(6.131)	(5.855)	(5.637)	(5.256)	(5.318)
Distributions from Realized Capital Gains	(6.288)	(5.881)	(5.274)	(14.168)	(4.870)
Total Distributions	(12.419)	(11.736)	(10.911)	(19.424)	(10.188)
Net Asset Value, End of Period	$478.88	$393.47	$321.62	$405.80	$331.48
Total Return	24.99%	26.26%	-18.13%	28.69%	18.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$189,364	$153,068	$129,299	$176,415	$142,174
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%[2]	0.02%[2]	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.35%	1.63%	1.60%	1.37%	1.84%
Portfolio Turnover Rate[3]	4%	3%	3%	3%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Institutional Index Fund
Notes to Financial Statements
Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
The fund had no open swap contracts at December 31, 2024.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
15

Institutional Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.  Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $8,516,000, representing less than 0.01% of the fund’s net assets and 3.41% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $41,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
16

Institutional Index Fund
At December 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, distributions in connection with fund share redemptions, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	8,642,028
Total Distributable Earnings (Loss)	(8,642,028)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	106,868
Undistributed Long-Term Gains	449,871
Net Unrealized Gains (Losses)	225,282,073
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	225,838,812
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	4,226,552	3,963,502
Long-Term Capital Gains	3,887,011	3,955,187
Total	8,113,563	7,918,689
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments, and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	89,484,191
Gross Unrealized Appreciation	230,252,866
Gross Unrealized Depreciation	(4,970,793)
Net Unrealized Appreciation (Depreciation)	225,282,073
F.	During the year ended December 31, 2024, the fund purchased $12,147,180,000 of investment securities and sold $13,025,587,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $332,597,000 and $10,902,573,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were  $246,976,000 and sales were $819,443,000, resulting in net realized gain of $75,185,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
17

Institutional Index Fund
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	15,067,377	33,994	12,749,427	35,675
Issued in Lieu of Cash Distributions	3,011,899	6,498	3,061,340	8,289
Redeemed	(28,567,540)	(63,879)	(20,541,221)	(57,477)
Net Increase (Decrease)—Institutional Shares	(10,488,264)	(23,387)	(4,730,454)	(13,513)
Institutional Plus Shares
Issued	30,222,390	67,489	18,059,339	50,486
Issued in Lieu of Cash Distributions	4,664,171	10,049	4,394,955	11,898
Redeemed	(31,737,759)	(71,132)	(26,998,515)	(75,384)
Net Increase (Decrease)—Institutional Plus Shares	3,148,802	6,406	(4,544,221)	(13,000)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
18

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Institutional Index Funds and Shareholders of Vanguard Institutional Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Institutional Index Fund (one of the funds constituting Vanguard Institutional Index Funds, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
19

Tax information (unaudited)
For corporate shareholders, 87.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $3,839,422,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
The fund hereby designates for the fiscal year $8,873,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $4,157,795,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates $174,372,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for the fiscal year.
Q940 022025
20

Financial Statements
For the year ended December 31, 2024
Vanguard Institutional Total Stock Market Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	57
Tax information	58

Institutional Total Stock Market Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.5%)
	Linde plc	242,556	101,551
	Air Products & Chemicals Inc.	113,112	32,807
	Ecolab Inc.	129,908	30,440
	Freeport-McMoRan Inc.	731,211	27,845
	Newmont Corp. (XNYS)	580,196	21,595
	Fastenal Co.	291,873	20,989
	Nucor Corp.	119,645	13,964
	International Flavors & Fragrances Inc.	129,742	10,970
	LyondellBasell Industries NV Class A	132,761	9,860
	International Paper Co.	176,756	9,513
	Steel Dynamics Inc.	73,854	8,425
	Avery Dennison Corp.	41,361	7,740
	CF Industries Holdings Inc.	88,910	7,586
	Reliance Inc.	27,657	7,447
	Eastman Chemical Co.	59,716	5,453
	Albemarle Corp.	59,805	5,148
	Alcoa Corp.	131,112	4,953
*	RBC Bearings Inc.	15,763	4,715
	Mueller Industries Inc.	58,600	4,650
	Royal Gold Inc.	33,814	4,458
	Carpenter Technology Corp.	24,109	4,092
	Mosaic Co.	160,664	3,949
	Celanese Corp.	54,294	3,758
	United States Steel Corp.	101,997	3,467
	UFP Industries Inc.	28,711	3,234
	FMC Corp.	62,252	3,026
	Commercial Metals Co.	59,306	2,942
	Element Solutions Inc.	110,597	2,812
	Balchem Corp.	17,040	2,777
*	Arcadium Lithium plc	520,408	2,670
	Cabot Corp.	28,199	2,575
	Hexcel Corp.	40,458	2,537
*	Cleveland-Cliffs Inc.	244,576	2,299
	Westlake Corp.	19,743	2,264
	Timken Co.	31,040	2,215
	NewMarket Corp.	3,738	1,975
	Olin Corp.	56,982	1,926
	Avient Corp.	44,398	1,814
	Ashland Inc.	23,775	1,699
	Sensient Technologies Corp.	22,595	1,610
	Hecla Mining Co.	307,414	1,509
	Huntsman Corp.	82,529	1,488
	Scotts Miracle-Gro Co.	22,421	1,487
	Innospec Inc.	13,348	1,469
*	Uranium Energy Corp.	213,420	1,428
	Sylvamo Corp.	17,774	1,404
	Chemours Co.	73,681	1,245
	Minerals Technologies Inc.	15,898	1,212
	Hawkins Inc.	9,570	1,174
	Materion Corp.	11,099	1,097
*	Coeur Mining Inc.	182,122	1,042
	Quaker Chemical Corp.	6,999	985
*	MP Materials Corp.	59,095	922
*	Perimeter Solutions Inc.	69,759	892
	Stepan Co.	11,551	747
*	Ingevity Corp.	17,821	726
	Tronox Holdings plc	64,559	650
	Worthington Steel Inc.	18,802	598
	Kaiser Aluminum Corp.	8,243	579
*,1	Energy Fuels Inc.	93,646	480

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Century Aluminum Co.	24,206	441
*	Ecovyst Inc.	56,623	433
	AdvanSix Inc.	14,701	419
	Koppers Holdings Inc.	11,230	364
*	Magnera Corp.	18,003	327
	Mativ Holdings Inc.	29,332	320
*	Metallus Inc.	20,021	283
*	Ivanhoe Electric Inc.	36,917	279
	Compass Minerals International Inc.	23,894	269
*	Clearwater Paper Corp.	8,983	267
	Radius Recycling Inc.	14,609	222
	Ryerson Holding Corp.	11,921	221
*	Rayonier Advanced Materials Inc.	26,685	220
*	Northwest Pipe Co.	4,371	211
*	GrafTech International Ltd.	121,599	210
*	Ur-Energy Inc.	179,872	207
*	LSB Industries Inc.	26,690	203
*	Universal Stainless & Alloy Products Inc.	3,590	158
	Olympic Steel Inc.	4,337	142
*,1	ASP Isotopes Inc.	27,548	125
*	US Antimony Corp.	66,667	118
*	LanzaTech Global Inc.	84,607	116
*	Intrepid Potash Inc.	5,156	113
*,1	Piedmont Lithium Inc.	12,140	106
	Omega Flex Inc.	2,473	104
*	Alto Ingredients Inc.	64,935	101
	FutureFuel Corp.	17,913	95
*	Perma-Pipe International Holdings Inc.	5,795	87
*	Origin Materials Inc.	68,152	87
*,1	American Battery Technology Co.	33,615	83
	American Vanguard Corp.	16,868	78
*	NN Inc.	23,764	78
*	Idaho Strategic Resources Inc.	7,082	72
*	Dakota Gold Corp.	31,722	70
	Friedman Industries Inc.	4,101	63
*	Tredegar Corp.	7,912	61
*	Culp Inc.	10,134	59
*	Contango ORE Inc.	5,757	58
*	Unifi Inc.	8,861	55
	United-Guardian Inc.	2,129	21
*	CPS Technologies Corp.	8,161	13
	Northern Technologies International Corp.	687	9
			421,852
Consumer Discretionary (15.1%)
*	Amazon.com Inc.	4,820,648	1,057,602
*	Tesla Inc.	1,389,993	561,335
	Costco Wholesale Corp.	225,718	206,819
	Walmart Inc.	2,252,423	203,506
	Home Depot Inc.	506,035	196,843
*	Netflix Inc.	217,787	194,118
	McDonald's Corp.	365,378	105,919
	Walt Disney Co.	921,867	102,650
	Booking Holdings Inc.	16,847	83,703
	Lowe's Cos. Inc.	287,492	70,953
	TJX Cos. Inc.	574,394	69,393
*	Uber Technologies Inc.	1,020,300	61,544
	Starbucks Corp.	577,573	52,704
	NIKE Inc. Class B	606,249	45,875
*	Chipotle Mexican Grill Inc.	693,654	41,827
*	O'Reilly Automotive Inc.	29,419	34,885
	Target Corp.	233,352	31,545
	Marriott International Inc. Class A	113,055	31,536
	Hilton Worldwide Holdings Inc.	124,118	30,677
	General Motors Co.	559,709	29,816
	Royal Caribbean Cruises Ltd.	122,982	28,371
*	AutoZone Inc.	8,618	27,595
*	Trade Desk Inc. Class A	228,825	26,894
*	Airbnb Inc. Class A	201,901	26,532
	Ross Stores Inc.	168,888	25,548

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Copart Inc.	442,501	25,395
*	Lululemon Athletica Inc.	56,905	21,761
	Delta Air Lines Inc.	327,951	19,841
	Ford Motor Co.	1,990,897	19,710
	Electronic Arts Inc.	133,728	19,564
	DR Horton Inc.	139,338	19,482
	Yum! Brands Inc.	142,190	19,076
*	United Airlines Holdings Inc.	167,076	16,223
	Garmin Ltd.	78,292	16,149
*	Roblox Corp. Class A	278,234	16,099
*	Deckers Outdoor Corp.	77,220	15,683
*	Take-Two Interactive Software Inc.	84,539	15,562
	eBay Inc.	243,912	15,110
	Lennar Corp. Class A	110,582	15,080
	Tractor Supply Co.	272,285	14,447
*	Carvana Co.	62,120	12,633
*	Carnival Corp.	498,563	12,424
*	NVR Inc.	1,488	12,170
*	Warner Bros Discovery Inc.	1,118,343	11,821
*	Expedia Group Inc.	62,517	11,649
	Williams-Sonoma Inc.	62,709	11,612
	PulteGroup Inc.	104,741	11,406
	Darden Restaurants Inc.	59,840	11,172
*	Live Nation Entertainment Inc.	82,735	10,714
*	Ulta Beauty Inc.	23,940	10,412
	Southwest Airlines Co.	302,525	10,171
*	Liberty Media Corp.-Liberty Formula One Class C	107,343	9,946
*	Burlington Stores Inc.	32,788	9,347
*	DraftKings Inc. Class A	235,984	8,779
	Omnicom Group Inc.	99,870	8,593
	Las Vegas Sands Corp.	166,040	8,528
	Dollar General Corp.	111,885	8,483
	Estee Lauder Cos. Inc. Class A	112,840	8,461
	RB Global Inc. (XTSE)	93,462	8,431
	Best Buy Co. Inc.	98,074	8,415
	Genuine Parts Co.	71,084	8,300
	Tapestry Inc.	118,482	7,740
*	Dollar Tree Inc.	102,764	7,701
*	Aptiv plc	119,659	7,237
	Domino's Pizza Inc.	16,724	7,020
	Rollins Inc.	146,792	6,804
	Toll Brothers Inc.	51,724	6,515
	Dick's Sporting Goods Inc.	28,048	6,419
*	GameStop Corp. Class A	204,520	6,410
*	CarMax Inc.	78,285	6,401
	News Corp. Class A	229,217	6,313
	Pool Corp.	18,437	6,286
	Texas Roadhouse Inc.	33,631	6,068
*	BJ's Wholesale Club Holdings Inc.	67,459	6,027
*	Duolingo Inc.	18,390	5,963
*	American Airlines Group Inc.	338,982	5,908
*	Norwegian Cruise Line Holdings Ltd.	221,770	5,706
	Service Corp. International	70,766	5,649
	Interpublic Group of Cos. Inc.	189,894	5,321
*	Floor & Decor Holdings Inc. Class A	51,944	5,179
*	Rivian Automotive Inc. Class A	386,992	5,147
	Aramark	135,614	5,060
*	TKO Group Holdings Inc.	35,353	5,024
*	Cava Group Inc.	43,707	4,930
	Murphy USA Inc.	9,756	4,895
	Lithia Motors Inc.	13,582	4,855
	Tempur Sealy International Inc.	85,406	4,842
	LKQ Corp.	130,047	4,779
	Fox Corp. Class A	95,664	4,647
	Ralph Lauren Corp.	19,665	4,542
	Churchill Downs Inc.	33,387	4,458
*	Skechers USA Inc. Class A	65,863	4,429
	Bath & Body Works Inc.	110,388	4,280
*	Planet Fitness Inc. Class A	42,848	4,236
	VF Corp.	196,793	4,223

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Wingstop Inc.	14,806	4,208
*	Alaska Air Group Inc.	64,313	4,164
	New York Times Co. Class A	78,119	4,066
	Wyndham Hotels & Resorts Inc.	38,954	3,926
*	Abercrombie & Fitch Co. Class A	26,215	3,918
*	Light & Wonder Inc.	44,834	3,873
	Wynn Resorts Ltd.	44,957	3,873
	Hasbro Inc.	67,409	3,769
	H&R Block Inc.	70,074	3,703
*	MGM Resorts International	105,957	3,671
	Vail Resorts Inc.	19,399	3,636
*	e.l.f. Beauty Inc.	28,545	3,584
	BorgWarner Inc. (XNYS)	111,214	3,535
	U-Haul Holding Co.	54,708	3,504
*	Caesars Entertainment Inc.	102,462	3,424
*	Ollie's Bargain Outlet Holdings Inc.	31,086	3,411
	Gentex Corp.	116,190	3,338
	Whirlpool Corp.	28,267	3,236
*	Bright Horizons Family Solutions Inc.	28,974	3,212
	Hyatt Hotels Corp. Class A	20,406	3,203
*	Taylor Morrison Home Corp.	50,934	3,118
*	Crocs Inc.	28,252	3,094
*	SiteOne Landscape Supply Inc.	23,221	3,060
*	Mattel Inc.	170,007	3,014
	PVH Corp.	28,456	3,009
	Paramount Global Class B	284,380	2,975
*	RH	7,531	2,964
*	Dutch Bros Inc. Class A	56,024	2,935
	Gap Inc.	123,884	2,927
*	Brinker International Inc.	21,982	2,908
*	Etsy Inc.	54,453	2,880
*	Five Below Inc.	26,558	2,788
	Fox Corp. Class B	60,940	2,787
*	AutoNation Inc.	16,170	2,746
	Meritage Homes Corp.	17,725	2,726
	Group 1 Automotive Inc.	6,387	2,692
	Lear Corp.	27,635	2,617
*	Chewy Inc. Class A	77,446	2,594
[1]	Endeavor Group Holdings Inc. Class A	81,592	2,553
*	Shake Shack Inc. Class A	19,212	2,494
*	Asbury Automotive Group Inc.	9,902	2,406
*	Champion Homes Inc.	27,274	2,403
*	Boot Barn Holdings Inc.	15,741	2,390
	Kontoor Brands Inc.	27,701	2,366
	Nexstar Media Group Inc.	14,974	2,365
	Sirius XM Holdings Inc.	103,503	2,360
*	Valvoline Inc.	65,066	2,354
*	Grand Canyon Education Inc.	14,258	2,335
	Thor Industries Inc.	24,218	2,318
	Macy's Inc.	135,378	2,292
	Boyd Gaming Corp.	31,463	2,282
*	Lyft Inc. Class A	176,491	2,277
	Six Flags Entertainment Corp.	47,136	2,271
	Lennar Corp. Class B	17,145	2,266
*	Stride Inc.	21,024	2,185
*	frontdoor Inc.	39,617	2,166
*	Wayfair Inc. Class A	48,395	2,145
*	Madison Square Garden Sports Corp.	9,449	2,132
	Academy Sports & Outdoors Inc.	36,740	2,114
	Newell Brands Inc.	206,742	2,059
	KB Home	30,102	1,978
	Warner Music Group Corp. Class A	63,468	1,968
*	SkyWest Inc.	18,925	1,895
	Rush Enterprises Inc. Class A	34,499	1,890
*	Lucid Group Inc.	613,270	1,852
	Choice Hotels International Inc.	12,615	1,791
*	Urban Outfitters Inc.	32,626	1,791
	Harley-Davidson Inc.	58,133	1,752
*	Cinemark Holdings Inc.	55,442	1,718
	Signet Jewelers Ltd.	21,157	1,708

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	M / I Homes Inc.	12,722	1,691
*	Cavco Industries Inc.	3,788	1,690
*	YETI Holdings Inc.	43,647	1,681
*	Victoria's Secret & Co.	40,545	1,679
*	Adtalem Global Education Inc.	18,434	1,675
	Travel & Leisure Co.	33,136	1,672
*	Dorman Products Inc.	12,568	1,628
	Penske Automotive Group Inc.	10,601	1,616
*	Liberty Media Corp.-Liberty Live Class C	23,457	1,596
*	Peloton Interactive Inc. Class A	178,575	1,554
*	ACV Auctions Inc. Class A	71,894	1,553
	Polaris Inc.	26,846	1,547
*	Sweetgreen Inc. Class A	47,826	1,533
*	Penn Entertainment Inc.	75,598	1,498
	TEGNA Inc.	81,171	1,485
	Advance Auto Parts Inc.	31,002	1,466
	Marriott Vacations Worldwide Corp.	16,315	1,465
	Steven Madden Ltd.	34,424	1,464
	American Eagle Outfitters Inc.	87,661	1,461
*	Tri Pointe Homes Inc.	40,305	1,461
	Graham Holdings Co. Class B	1,638	1,428
	Wendy's Co.	87,494	1,426
*	Hilton Grand Vacations Inc.	35,879	1,397
	Columbia Sportswear Co.	16,615	1,394
*	Hanesbrands Inc.	169,487	1,380
*	Visteon Corp.	14,661	1,301
	Nordstrom Inc.	53,742	1,298
	LCI Industries	12,227	1,264
*	Capri Holdings Ltd.	57,812	1,218
*	Coty Inc. Class A	174,874	1,217
*	JetBlue Airways Corp.	152,112	1,196
	PriceSmart Inc.	12,947	1,193
	Red Rock Resorts Inc. Class A	25,413	1,175
	Cheesecake Factory Inc.	24,643	1,169
	Interparfums Inc.	8,735	1,149
*	Under Armour Inc. Class C	153,454	1,145
*	Laureate Education Inc.	61,299	1,121
*	Goodyear Tire & Rubber Co.	123,832	1,114
	Strategic Education Inc.	11,823	1,105
	HNI Corp.	21,835	1,100
*	OPENLANE Inc.	54,697	1,085
*	Foot Locker Inc.	47,705	1,038
	Phinia Inc.	21,059	1,014
*	Sonos Inc.	65,456	984
	Carter's Inc.	18,128	982
	La-Z-Boy Inc.	22,542	982
	Acushnet Holdings Corp.	13,754	978
	John Wiley & Sons Inc. Class A	22,189	970
*	Liberty Media Corp.-Liberty Formula One Class A	11,317	951
*	Green Brick Partners Inc.	16,780	948
	Century Communities Inc.	12,672	930
*	LGI Homes Inc.	9,871	882
*	QuantumScape Corp.	168,542	875
*	Knowles Corp.	43,193	861
	PROG Holdings Inc.	20,259	856
*	Central Garden & Pet Co. Class A	25,229	834
	Perdoceo Education Corp.	31,261	827
*	United Parks & Resorts Inc.	14,660	824
	Levi Strauss & Co. Class A	47,128	815
*	Life Time Group Holdings Inc.	36,720	812
	Wolverine World Wide Inc.	36,424	809
	Dana Inc.	69,761	806
	Dillard's Inc. Class A	1,841	795
	Kohl's Corp.	56,141	788
	Allegiant Travel Co.	8,359	787
	Buckle Inc.	15,455	785
	MillerKnoll Inc.	34,590	781
*	TripAdvisor Inc.	51,534	761
	News Corp. Class B	24,437	744
*	AMC Entertainment Holdings Inc. Class A	186,820	744

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Papa John's International Inc.	17,053	700
	Upbound Group Inc.	23,955	699
	Winnebago Industries Inc.	14,502	693
*	Avis Budget Group Inc.	8,450	681
*	Madison Square Garden Entertainment Corp.	19,139	681
*	Helen of Troy Ltd.	11,310	677
*	Liberty Media Corp.-Liberty Live Class A	10,067	670
*	Fox Factory Holding Corp.	22,024	667
	Leggett & Platt Inc.	68,965	662
	Interface Inc.	27,158	661
*	Atlanta Braves Holdings Inc. Class C	16,999	650
*	Sabre Corp.	176,325	644
*	Gentherm Inc.	15,856	633
*	Revolve Group Inc.	18,837	631
	Cracker Barrel Old Country Store Inc.	11,859	627
*	Lions Gate Entertainment Corp. Class B	82,716	625
	Oxford Industries Inc.	7,876	620
	Worthington Enterprises Inc.	15,310	614
	Camping World Holdings Inc. Class A	28,975	611
*	Everi Holdings Inc.	44,745	605
*	QuinStreet Inc.	26,153	603
	Winmark Corp.	1,527	600
*	G-III Apparel Group Ltd.	17,930	585
*	Arlo Technologies Inc.	52,152	584
*	Topgolf Callaway Brands Corp.	73,428	577
*	Rush Street Interactive Inc.	40,901	561
*	Cars.com Inc.	31,474	545
*	Universal Technical Institute Inc.	21,067	542
*	Sphere Entertainment Co.	13,245	534
*	Revelyst Inc.	27,316	525
*	Sally Beauty Holdings Inc.	49,977	522
*	Dave & Buster's Entertainment Inc.	17,802	520
*	Coursera Inc.	61,006	519
*	Driven Brands Holdings Inc.	31,550	509
	Steelcase Inc. Class A	42,940	508
*	Integral Ad Science Holding Corp.	47,096	492
	Bloomin' Brands Inc.	37,326	456
*	National Vision Holdings Inc.	43,490	453
*	Daily Journal Corp.	794	451
	Matthews International Corp. Class A	16,238	449
	Monarch Casino & Resort Inc.	5,690	449
*	Liquidity Services Inc.	13,873	448
*	RealReal Inc.	40,272	440
*	BJ's Restaurants Inc.	12,418	436
	Sonic Automotive Inc. Class A	6,870	435
*	Global Business Travel Group I	46,538	432
*	Udemy Inc.	51,765	426
	Krispy Kreme Inc.	42,492	422
*,2	XPEL Inc.	10,315	412
	Jack in the Box Inc.	9,828	409
*	Gannett Co. Inc.	80,887	409
*	Viad Corp.	9,356	398
	Caleres Inc.	16,862	391
*	Sun Country Airlines Holdings Inc.	26,650	389
*	Beazer Homes USA Inc.	13,951	383
	Golden Entertainment Inc.	12,112	383
*	Frontier Group Holdings Inc.	53,314	379
*	Figs Inc. Class A	59,138	366
*	American Axle & Manufacturing Holdings Inc.	60,212	351
	Monro Inc.	14,116	350
*	First Watch Restaurant Group Inc.	18,633	347
*	Accel Entertainment Inc.	31,919	341
	Ethan Allen Interiors Inc.	11,933	335
*	Malibu Boats Inc. Class A	8,843	332
*	MarineMax Inc.	11,242	325
*	Mister Car Wash Inc.	43,626	318
*	Thryv Holdings Inc.	21,346	316
	Shoe Carnival Inc.	9,489	314
*	ODP Corp.	13,769	313
	Carriage Services Inc.	7,790	310

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Stagwell Inc.	46,799	308
*	Portillo's Inc. Class A	32,167	302
*,1	Kura Sushi USA Inc. Class A	3,313	300
*,1	Red Cat Holdings Inc.	22,913	294
*	Hovnanian Enterprises Inc. Class A	2,181	292
*	Dream Finders Homes Inc. Class A	12,396	288
	Arhaus Inc.	29,599	278
	Sturm Ruger & Co. Inc.	7,820	277
	Build-A-Bear Workshop Inc.	5,945	274
	Marcus Corp.	12,690	273
*	Funko Inc. Class A	19,445	260
	Standard Motor Products Inc.	8,385	260
	A-Mark Precious Metals Inc.	9,490	260
*	National CineMedia Inc.	37,849	251
	Sinclair Inc.	15,399	249
*	Clean Energy Fuels Corp.	98,828	248
*	Genesco Inc.	5,529	236
*	PlayAGS Inc.	20,364	235
*	Clear Channel Outdoor Holdings Inc.	170,536	234
*	Hertz Global Holdings Inc.	63,803	234
	Arko Corp.	35,346	233
*,1	Atlanta Braves Holdings Inc. Class A	5,601	229
*	Bally's Corp.	12,576	225
	Smith & Wesson Brands Inc.	21,822	221
*	Stitch Fix Inc. Class A	49,885	215
*,1	Serve Robotics Inc.	15,802	213
*	KinderCare Learning Cos. Inc.	11,899	212
*	SES AI Corp.	94,998	208
*	Eastman Kodak Co.	31,244	205
	Guess? Inc.	14,555	205
*	Lovesac Co.	8,584	203
*	Lindblad Expeditions Holdings Inc.	16,999	202
	Scholastic Corp.	9,385	200
	RCI Hospitality Holdings Inc.	3,384	194
	Dine Brands Global Inc.	6,418	193
	Movado Group Inc.	9,824	193
*	Lincoln Educational Services Corp.	12,041	190
*	Boston Omaha Corp. Class A	12,535	178
*	Zumiez Inc.	9,299	178
	Global Industrial Co.	7,143	177
*	Vuzix Corp.	43,358	171
*	Turtle Beach Corp.	9,825	170
	Haverty Furniture Cos. Inc.	7,606	169
*	Central Garden & Pet Co.	4,329	168
*	Corsair Gaming Inc.	24,202	160
*	Biglari Holdings Inc. Class A	123	157
*	Savers Value Village Inc.	15,252	156
*	America's Car-Mart Inc.	3,029	155
*	Denny's Corp.	25,676	155
*	Leslie's Inc.	68,971	154
*	El Pollo Loco Holdings Inc.	13,066	151
	Gray Television Inc.	47,907	151
*	Wheels Up Experience Inc.	91,738	151
	Designer Brands Inc. Class A	28,114	150
*	Smith Douglas Homes Corp.	5,788	148
*	Under Armour Inc. Class A	17,428	144
*	Beyond Inc.	28,924	143
*	1-800-Flowers.com Inc. Class A	17,186	140
*	Outbrain Inc.	19,238	138
*	American Public Education Inc.	6,338	137
	Superior Group of Cos. Inc.	8,115	134
*	iHeartMedia Inc. Class A	67,024	133
*	Ondas Holdings Inc.	51,858	133
*	Sleep Number Corp.	8,658	132
*	MasterCraft Boat Holdings Inc.	6,720	128
*	Lions Gate Entertainment Corp. Class A	14,812	126
*	Xponential Fitness Inc. Class A	9,367	126
*	Strattec Security Corp.	2,980	123
	Nathan's Famous Inc.	1,529	120
*	iRobot Corp.	15,362	119

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Landsea Homes Corp.	13,885	118
*	Holley Inc.	38,592	117
*	European Wax Center Inc. Class A	17,243	115
	Johnson Outdoors Inc. Class A	3,380	112
*	Legacy Housing Corp.	4,549	112
	J Jill Inc.	4,048	112
	Rocky Brands Inc.	4,700	107
*	Petco Health & Wellness Co. Inc.	28,123	107
*	Chegg Inc.	65,563	106
*	Latham Group Inc.	14,921	104
*	JAKKS Pacific Inc.	3,681	104
*	Stoneridge Inc.	16,348	103
*	AMC Networks Inc. Class A	10,285	102
	Hooker Furnishings Corp.	7,095	99
*	OneWater Marine Inc. Class A	5,707	99
	Cricut Inc. Class A	17,343	99
*	ContextLogic Inc. Class A	13,827	97
	Virco Mfg. Corp.	9,017	92
*	Motorcar Parts of America Inc.	11,829	90
*	Blink Charging Co.	64,030	89
*	Destination XL Group Inc.	33,041	89
*	Playstudios Inc.	47,290	88
*	Cardlytics Inc.	23,521	87
*	GoPro Inc. Class A	79,577	87
*	Lands' End Inc.	6,583	87
*	BARK Inc.	47,471	87
*	Barnes & Noble Education Inc.	8,711	87
	Bassett Furniture Industries Inc.	6,220	86
*	EW Scripps Co. Class A	38,350	85
*	LiveOne Inc.	54,945	81
*,1	Luminar Technologies Inc.	15,040	81
*	Potbelly Corp.	8,515	80
*	Universal Electronics Inc.	7,274	80
*	Angi Inc.	48,255	80
	Townsquare Media Inc. Class A	8,775	80
[1]	Lucky Strike Entertainment Corp. Class A	8,030	80
	Entravision Communications Corp. Class A	33,461	79
*	Cooper-Standard Holdings Inc.	5,768	78
*	Full House Resorts Inc.	19,223	78
*	ThredUP Inc. Class A	55,556	77
	Flexsteel Industries Inc.	1,363	74
*	Vera Bradley Inc.	18,711	74
	Clarus Corp.	16,171	73
*	Traeger Inc.	30,409	73
*	Qurate Retail Inc. Series A	218,621	72
*	Century Casinos Inc.	21,934	71
	Marine Products Corp.	7,169	66
*	WW International Inc.	50,419	64
	Weyco Group Inc.	1,626	61
*	American Outdoor Brands Inc.	3,808	58
	Lifetime Brands Inc.	9,682	57
*	AMMO Inc.	51,858	57
*	Red Robin Gourmet Burgers Inc.	10,252	56
*	Sportsman's Warehouse Holdings Inc.	20,831	56
	NL Industries Inc.	7,172	56
*	Citi Trends Inc.	2,055	54
*	RumbleON Inc. Class B	9,708	53
*	Fossil Group Inc.	31,352	52
	Hamilton Beach Brands Holding Co. Class A	2,948	50
	Canterbury Park Holding Corp.	2,370	50
*	Lee Enterprises Inc.	3,230	48
*	Mesa Air Group Inc.	38,440	45
*	Superior Industries International Inc.	21,922	45
*	Surf Air Mobility Inc.	8,272	45
	Cato Corp. Class A	11,392	44
*	ONE Group Hospitality Inc.	14,056	41
	Lakeland Industries Inc.	1,377	35
*	Duluth Holdings Inc. Class B	10,724	33
*	Travelzoo	1,526	30
*	Izea Worldwide Inc.	10,892	30

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Spruce Power Holding Corp.	10,214	30
*	Purple Innovation Inc.	37,652	29
*	Solo Brands Inc. Class A	24,870	28
	CuriosityStream Inc.	15,610	24
*	Allbirds Inc. Class A	3,347	23
*	Sonder Holdings Inc.	6,531	21
*	Noodles & Co.	29,201	17
	Escalade Inc.	1,126	16
	Ark Restaurants Corp.	1,363	15
*	Fluent Inc.	5,916	15
*	Genius Brands International Inc.	21,261	13
*	Urban One Inc.	12,000	12
*	Lulu's Fashion Lounge Holdings Inc.	9,663	11
*,3	Lubys Inc.	14,037	11
	FAT Brands Inc. Class B	1,964	9
*	Cumulus Media Inc. Class A	11,766	8
*	Lazydays Holdings Inc.	5,585	5
*,3	SRAX Inc.	7,380	1
			4,352,636
Consumer Staples (3.9%)
	Procter & Gamble Co.	1,200,075	201,193
	Coca-Cola Co.	1,756,542	109,362
	PepsiCo Inc.	699,305	106,336
	Philip Morris International Inc.	792,087	95,328
	Altria Group Inc.	863,482	45,151
	Mondelez International Inc. Class A	681,130	40,684
	Colgate-Palmolive Co.	416,935	37,904
	McKesson Corp.	64,602	36,817
	CVS Health Corp.	640,141	28,736
	Kimberly-Clark Corp.	169,810	22,252
	Kenvue Inc.	975,654	20,830
	Kroger Co.	332,518	20,333
	Corteva Inc.	352,344	20,070
	Cencora Inc.	88,489	19,882
	Sysco Corp.	250,612	19,162
	Keurig Dr Pepper Inc.	583,562	18,744
*	Monster Beverage Corp.	347,978	18,290
	General Mills Inc.	282,398	18,009
	Constellation Brands Inc. Class A	78,512	17,351
	Kraft Heinz Co.	429,143	13,179
	Church & Dwight Co. Inc.	123,056	12,885
	Hershey Co.	75,103	12,719
	Archer-Daniels-Midland Co.	243,224	12,288
	Kellanova	140,396	11,368
	Clorox Co.	63,091	10,247
	McCormick & Co. Inc.	128,768	9,817
	Tyson Foods Inc. Class A	144,985	8,328
*	US Foods Holding Corp.	118,887	8,020
	Casey's General Stores Inc.	18,720	7,417
	Conagra Brands Inc.	242,780	6,737
*	Performance Food Group Co.	79,296	6,704
*	Sprouts Farmers Market Inc.	50,660	6,437
	Brown-Forman Corp. Class B	151,731	5,763
	J M Smucker Co.	52,041	5,731
	Bunge Global SA	71,527	5,562
	Molson Coors Beverage Co. Class B	87,661	5,025
*	BellRing Brands Inc.	65,765	4,955
	Hormel Foods Corp.	155,527	4,879
	Lamb Weston Holdings Inc.	72,370	4,836
	Ingredion Inc.	33,143	4,559
	Campbell's Co.	99,386	4,162
*	Freshpet Inc.	24,534	3,634
	Albertsons Cos. Inc. Class A	174,494	3,427
	Walgreens Boots Alliance Inc.	350,919	3,274
	Coca-Cola Consolidated Inc.	2,595	3,270
*	Post Holdings Inc.	24,343	2,786
*	Darling Ingredients Inc.	81,952	2,761
	Primo Brands Corp. Class A	79,278	2,439
*	Celsius Holdings Inc.	83,119	2,189

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Cal-Maine Foods Inc.	20,495	2,109
	Flowers Foods Inc.	92,780	1,917
*	Simply Good Foods Co.	46,837	1,826
	WD-40 Co.	7,142	1,733
	Lancaster Colony Corp.	9,903	1,715
*	Boston Beer Co. Inc. Class A	4,400	1,320
	Energizer Holdings Inc.	35,094	1,224
	Spectrum Brands Holdings Inc.	13,598	1,149
	J & J Snack Foods Corp.	5,774	896
*	TreeHouse Foods Inc.	25,148	883
	Edgewell Personal Care Co.	25,572	859
*	Chefs' Warehouse Inc.	17,371	857
*	Pilgrim's Pride Corp.	18,023	818
*	United Natural Foods Inc.	29,722	812
*	Vita Coco Co. Inc.	21,212	783
	Reynolds Consumer Products Inc.	28,927	781
*	Grocery Outlet Holding Corp.	47,286	738
	Universal Corp.	12,344	677
	Fresh Del Monte Produce Inc.	19,809	658
	Andersons Inc.	16,226	657
	Brown-Forman Corp. Class A	16,434	619
	WK Kellogg Co.	33,109	596
	Utz Brands Inc.	36,847	577
	Weis Markets Inc.	8,507	576
*	Vital Farms Inc.	14,818	558
	Turning Point Brands Inc.	8,766	527
	Ingles Markets Inc. Class A	7,681	495
	National Beverage Corp.	11,526	492
	John B Sanfilippo & Son Inc.	4,122	359
*	Herbalife Ltd.	52,624	352
*	Mission Produce Inc.	24,247	348
	SpartanNash Co.	17,946	329
*	Honest Co. Inc.	45,174	313
*	Hain Celestial Group Inc.	50,282	309
	MGP Ingredients Inc.	7,751	305
	B&G Foods Inc.	42,512	293
	Seaboard Corp.	120	292
	Tootsie Roll Industries Inc.	8,986	291
	Natural Grocers by Vitamin Cottage Inc.	7,025	279
	Calavo Growers Inc.	9,730	248
	Limoneira Co.	9,063	222
	Oil-Dri Corp. of America	2,532	222
	ACCO Brands Corp.	41,861	220
	Nu Skin Enterprises Inc. Class A	30,017	207
*	Seneca Foods Corp. Class A	2,171	172
*	Westrock Coffee Co.	26,832	172
*	USANA Health Sciences Inc.	4,585	165
*	Mama's Creations Inc.	20,671	165
*,1	Beyond Meat Inc.	35,200	132
*	Medifast Inc.	6,610	116
*	Nature's Sunshine Products Inc.	7,683	113
	Village Super Market Inc. Class A	3,508	112
*	Olaplex Holdings Inc.	61,606	107
*	Lifeway Foods Inc.	4,128	102
*	Guardian Pharmacy Services Inc. Class A	4,305	87
*	Beauty Health Co.	50,397	80
*	BRC Inc. Class A	25,375	80
*	PetMed Express Inc.	14,496	70
*	HF Foods Group Inc.	21,622	69
*	GrowGeneration Corp.	33,292	56
	Lifevantage Corp.	2,430	43
*	Farmer Bros Co.	11,334	20
			1,125,134
Energy (3.4%)
	Exxon Mobil Corp.	2,239,095	240,859
	Chevron Corp.	870,175	126,036
	ConocoPhillips	658,762	65,329
	EOG Resources Inc.	286,450	35,113
	Williams Cos. Inc.	621,985	33,662

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	ONEOK Inc.	297,570	29,876
	Schlumberger NV	717,720	27,517
	Kinder Morgan Inc.	964,767	26,435
	Phillips 66	210,126	23,940
	Cheniere Energy Inc.	108,610	23,337
	Marathon Petroleum Corp.	163,618	22,825
	Baker Hughes Co.	502,995	20,633
	Targa Resources Corp.	111,385	19,882
	Valero Energy Corp.	160,687	19,699
	Hess Corp.	141,506	18,822
	Occidental Petroleum Corp.	333,299	16,468
	Diamondback Energy Inc.	96,732	15,848
	EQT Corp.	303,379	13,989
	Expand Energy Corp.	111,193	11,069
	Halliburton Co.	401,308	10,912
	Devon Energy Corp.	331,667	10,855
	Texas Pacific Land Corp.	9,360	10,352
	Coterra Energy Inc.	358,142	9,147
*	First Solar Inc.	51,537	9,083
	TechnipFMC plc	213,953	6,192
	Ovintiv Inc. (XNYS)	132,740	5,376
*	Antero Resources Corp.	151,206	5,300
	DT Midstream Inc.	51,525	5,123
	Permian resources Corp.	326,615	4,697
*	Enphase Energy Inc.	66,028	4,535
	APA Corp.	187,094	4,320
	Range Resources Corp.	115,050	4,140
	Chord Energy Corp.	32,058	3,748
	Matador Resources Co.	58,909	3,314
	HF Sinclair Corp.	82,823	2,903
	NOV Inc.	189,868	2,772
	ChampionX Corp.	98,323	2,673
*	CNX Resources Corp.	72,426	2,656
	Weatherford International plc	36,599	2,622
	Antero Midstream Corp.	171,424	2,587
*	NEXTracker Inc. Class A	70,731	2,584
	Viper Energy Inc.	52,529	2,578
	SM Energy Co.	59,798	2,318
	Civitas Resources Inc.	50,364	2,310
	California Resources Corp.	41,424	2,150
	Murphy Oil Corp.	70,280	2,127
	Archrock Inc.	82,818	2,061
	Magnolia Oil & Gas Corp. Class A	87,823	2,053
	Cactus Inc. Class A	35,086	2,048
	Noble Corp. plc	62,738	1,970
	Northern Oil & Gas Inc.	45,035	1,674
	Liberty Energy Inc.	74,802	1,488
	Patterson-UTI Energy Inc.	179,283	1,481
*	Transocean Ltd. (XNYS)	391,693	1,469
	Warrior Met Coal Inc.	26,880	1,458
	Helmerich & Payne Inc.	44,513	1,425
*	Oceaneering International Inc.	52,778	1,376
*	Tidewater Inc.	24,765	1,355
*	Valaris Ltd.	30,261	1,339
	Crescent Energy Co. Class A	88,857	1,298
*	Gulfport Energy Corp.	6,931	1,277
	Arch Resources Inc.	8,875	1,253
	CONSOL Energy Inc.	11,656	1,243
	Peabody Energy Corp.	58,244	1,220
	PBF Energy Inc. Class A	43,605	1,158
	Kinetik Holdings Inc.	19,069	1,081
*	Alpha Metallurgical Resources Inc.	5,223	1,045
	Kodiak Gas Services Inc.	24,574	1,003
*	Plug Power Inc.	467,479	996
*	Calumet Inc.	40,664	895
[1]	New Fortress Energy Inc.	57,312	867
	World Kinect Corp.	28,370	780
*	NextDecade Corp.	98,335	758
	Sitio Royalties Corp. Class A	38,559	740
*	Helix Energy Solutions Group Inc.	78,784	734

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Atlas Energy Solutions Inc.	32,854	729
*	DNOW Inc.	55,881	727
*	Talos Energy Inc.	70,482	684
*	Comstock Resources Inc.	36,775	670
	Select Water Solutions Inc.	47,971	635
*	Sable Offshore Corp.	27,040	619
*	Expro Group Holdings NV	48,448	604
	Delek US Holdings Inc.	32,547	602
*	MRC Global Inc.	43,377	554
*	Centrus Energy Corp. Class A	7,922	528
	Solaris Energy Infrastructure Inc.	17,913	516
*	Fluence Energy Inc.	32,108	510
*	Shoals Technologies Group Inc. Class A	88,637	490
	SunCoke Energy Inc.	45,316	485
*	Par Pacific Holdings Inc.	28,548	468
	Core Laboratories Inc.	25,988	450
*	Array Technologies Inc.	74,249	448
*	ProPetro Holding Corp.	47,381	442
*	Vital Energy Inc.	14,126	437
*	American Superconductor Corp.	17,671	435
*	Ameresco Inc. Class A	17,388	408
*	Bristow Group Inc.	11,379	390
*	REX American Resources Corp.	9,110	380
	CVR Energy Inc.	18,790	352
*	Green Plains Inc.	34,504	327
	RPC Inc.	51,950	309
*	NPK International Inc.	39,784	305
*	Nabors Industries Ltd. (XNYS)	5,341	305
*	Innovex International Inc.	20,294	284
	Vitesse Energy Inc.	10,759	269
*	EVgo Inc.	63,127	256
	VAALCO Energy Inc.	55,242	241
	Granite Ridge Resources Inc.	36,751	237
*,1	ChargePoint Holdings Inc.	218,055	233
	SandRidge Energy Inc.	19,293	226
*	Summit Midstream Corp.	5,562	210
*	Sunnova Energy International Inc.	60,749	208
*	Hallador Energy Co.	17,929	205
*	Natural Gas Services Group Inc.	7,600	204
*	Gevo Inc.	94,419	197
*	Oil States International Inc.	38,130	193
	Riley Exploration Permian Inc.	5,725	183
*	BKV Corp.	7,618	181
*	TETRA Technologies Inc.	49,794	178
*	Amplify Energy Corp.	27,105	163
	Ramaco Resources Inc. Class A	14,204	146
	Berry Corp.	34,778	144
*	Montauk Renewables Inc.	36,146	144
	Ranger Energy Services Inc.	9,200	142
*	Matrix Service Co.	11,230	134
	HighPeak Energy Inc.	8,974	132
*	Solid Power Inc.	65,146	123
*	SEACOR Marine Holdings Inc.	17,588	115
*	Flotek Industries Inc.	11,610	111
	Evolution Petroleum Corp.	21,080	110
*	Forum Energy Technologies Inc.	7,037	109
*	ProFrac Holding Corp. Class A	14,066	109
*	Geospace Technologies Corp.	10,615	106
*	Aemetis Inc.	38,550	104
	NACCO Industries Inc. Class A	3,373	101
*,1	FuelCell Energy Inc.	10,632	96
*	DMC Global Inc.	12,511	92
	W&T Offshore Inc.	55,570	92
	Epsilon Energy Ltd.	14,306	89
*	Profire Energy Inc.	33,333	85
*	Complete Solaria Inc.	41,956	75
*	Gulf Island Fabrication Inc.	10,847	74
*	Ring Energy Inc.	52,328	71
*,1	Stem Inc.	93,455	56
*	OPAL Fuels Inc. Class A	15,456	52

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Ideal Power Inc.	6,716	51
*	Empire Petroleum Corp.	6,370	48
	Energy Services of America Corp.	3,682	47
*	TPI Composites Inc.	23,058	44
	Ramaco Resources Inc. Class B	3,364	33
*,1	Beam Global	5,797	18
*	Battalion Oil Corp.	5,921	10
*,3	Alta Mesa Resources Inc. Class A	103,408	—
*,3	Novusterra Inc.	2,222	—
			976,598
Financials (11.3%)
*	Berkshire Hathaway Inc. Class B	880,301	399,023
	JPMorgan Chase & Co.	1,434,692	343,910
	Bank of America Corp.	3,524,493	154,901
	Wells Fargo & Co.	1,695,277	119,076
	Goldman Sachs Group Inc.	159,808	91,509
	S&P Global Inc.	161,677	80,520
	Morgan Stanley	615,033	77,322
	Progressive Corp.	298,287	71,473
	Blackrock Inc.	67,865	69,569
	Citigroup Inc.	914,815	64,394
	Blackstone Inc.	367,629	63,387
	Charles Schwab Corp.	770,084	56,994
	Chubb Ltd.	195,082	53,901
	Marsh & McLennan Cos. Inc.	250,191	53,143
	KKR & Co. Inc.	339,352	50,194
	Intercontinental Exchange Inc.	292,547	43,592
	CME Group Inc.	184,122	42,759
	PNC Financial Services Group Inc.	202,219	38,998
	US Bancorp	794,496	38,001
	Aon plc Class A (XNYS)	104,635	37,581
	Moody's Corp.	78,380	37,103
	Arthur J Gallagher & Co.	127,415	36,167
	Apollo Global Management Inc.	201,520	33,283
	Truist Financial Corp.	675,882	29,320
	Aflac Inc.	283,003	29,274
	Bank of New York Mellon Corp.	370,506	28,466
	Travelers Cos. Inc.	115,819	27,900
	Ameriprise Financial Inc.	49,384	26,294
	Allstate Corp.	134,450	25,921
*	Coinbase Global Inc. Class A	99,070	24,599
	MetLife Inc.	299,034	24,485
*	Berkshire Hathaway Inc. Class A	34	23,151
	American International Group Inc.	317,372	23,105
	MSCI Inc.	37,919	22,752
	Discover Financial Services	127,979	22,170
	Prudential Financial Inc.	180,476	21,392
	Nasdaq Inc.	234,337	18,117
	Ares Management Corp. Class A	95,476	16,902
	Arch Capital Group Ltd.	182,308	16,836
	Hartford Financial Services Group Inc.	147,734	16,162
	Willis Towers Watson plc	51,463	16,120
	M&T Bank Corp.	84,795	15,942
	Raymond James Financial Inc.	93,555	14,532
	Fifth Third Bancorp	342,543	14,483
	State Street Corp.	141,868	13,924
*	Robinhood Markets Inc. Class A	369,956	13,785
	Broadridge Financial Solutions Inc.	59,713	13,501
	T Rowe Price Group Inc.	113,484	12,834
	Brown & Brown Inc.	122,483	12,496
	LPL Financial Holdings Inc.	37,990	12,404
	Huntington Bancshares Inc.	742,255	12,076
	Cincinnati Financial Corp.	79,796	11,467
	First Citizens BancShares Inc. Class A	5,294	11,186
	Regions Financial Corp.	464,847	10,933
*	Markel Group Inc.	6,239	10,770
	Cboe Global Markets Inc.	53,443	10,443
	Northern Trust Corp.	96,024	9,842
	Citizens Financial Group Inc.	214,515	9,387

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Interactive Brokers Group Inc. Class A	52,774	9,324
	FactSet Research Systems Inc.	19,334	9,286
	Principal Financial Group Inc.	116,298	9,003
	KeyCorp.	499,121	8,555
	W R Berkley Corp.	144,680	8,467
*	SoFi Technologies Inc.	524,314	8,074
	Everest Group Ltd.	21,964	7,961
	Loews Corp.	93,762	7,941
	Tradeweb Markets Inc. Class A	58,972	7,721
	Equitable Holdings Inc.	159,722	7,534
	Fidelity National Financial Inc.	131,479	7,381
	Reinsurance Group of America Inc.	33,540	7,165
	East West Bancorp Inc.	70,941	6,793
	Blue Owl Capital Inc.	288,354	6,707
	RenaissanceRe Holdings Ltd.	26,365	6,560
	Unum Group	87,508	6,391
	Carlyle Group Inc.	117,881	5,952
	Jefferies Financial Group Inc.	74,383	5,832
	Assurant Inc.	26,530	5,657
	First Horizon Corp.	275,557	5,550
	American Financial Group Inc.	39,197	5,367
	Stifel Financial Corp.	50,375	5,344
	Erie Indemnity Co. Class A	12,749	5,256
	Annaly Capital Management Inc.	284,851	5,213
	Kinsale Capital Group Inc.	11,173	5,197
	Ally Financial Inc.	141,584	5,098
	Evercore Inc. Class A	18,076	5,010
	SEI Investments Co.	59,881	4,939
	Webster Financial Corp.	87,318	4,822
	Morningstar Inc.	14,278	4,808
	Houlihan Lokey Inc.	27,354	4,750
	Primerica Inc.	16,970	4,606
	Globe Life Inc.	40,645	4,533
	Western Alliance Bancorp	54,129	4,522
	Pinnacle Financial Partners Inc.	37,746	4,318
	Wintrust Financial Corp.	34,618	4,317
	Comerica Inc.	68,828	4,257
	Old Republic International Corp.	117,235	4,243
	Zions Bancorp NA	76,802	4,166
	AGNC Investment Corp.	444,895	4,097
	MarketAxess Holdings Inc.	18,077	4,086
	Cullen / Frost Bankers Inc.	29,738	3,992
	Commerce Bancshares Inc.	63,023	3,927
	Corebridge Financial Inc.	130,964	3,920
	SouthState Corp.	39,225	3,902
	RLI Corp.	22,544	3,716
	Invesco Ltd.	209,234	3,657
	Synovus Financial Corp.	69,925	3,582
	Prosperity Bancshares Inc.	47,060	3,546
	Popular Inc.	37,450	3,523
	Axis Capital Holdings Ltd.	39,001	3,456
	Old National Bancorp	157,553	3,420
	Voya Financial Inc.	49,000	3,373
	Ryan Specialty Holdings Inc.	51,607	3,311
	Franklin Resources Inc.	162,399	3,295
	Cadence Bank	93,428	3,219
	OneMain Holdings Inc.	60,854	3,172
	First American Financial Corp.	50,252	3,138
	Starwood Property Trust Inc.	164,399	3,115
	Jackson Financial Inc. Class A	35,455	3,087
	MGIC Investment Corp.	128,818	3,054
	Glacier Bancorp Inc.	59,266	2,976
*	Mr. Cooper Group Inc.	30,773	2,955
	Selective Insurance Group Inc.	31,333	2,930
	SLM Corp.	105,643	2,914
	Columbia Banking System Inc.	107,103	2,893
	Lazard Inc.	55,031	2,833
	Rithm Capital Corp.	259,968	2,815
	Lincoln National Corp.	88,714	2,813
	Janus Henderson Group plc	66,129	2,812

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Essent Group Ltd.	51,493	2,803
	Hamilton Lane Inc. Class A	18,888	2,796
	Moelis & Co. Class A	36,569	2,702
	Affiliated Managers Group Inc.	14,529	2,687
*	MARA Holdings Inc.	155,433	2,607
	Home BancShares Inc.	91,948	2,602
	TPG Inc.	41,409	2,602
	FNB Corp.	173,375	2,562
	Hancock Whitney Corp.	45,987	2,516
	Piper Sandler Cos.	8,357	2,507
*	Clearwater Analytics Holdings Inc. Class A	90,812	2,499
	Hanover Insurance Group Inc.	15,903	2,460
	Bank OZK	54,691	2,435
	White Mountains Insurance Group Ltd.	1,252	2,435
*	Upstart Holdings Inc.	39,397	2,426
	UMB Financial Corp.	21,238	2,397
	Radian Group Inc.	75,412	2,392
	United Bankshares Inc.	63,643	2,390
	Assured Guaranty Ltd.	24,417	2,198
	Ameris Bancorp	35,007	2,190
	Valley National Bancorp	240,045	2,175
	First Financial Bankshares Inc.	58,135	2,096
	ServisFirst Bancshares Inc.	24,051	2,038
	FirstCash Holdings Inc.	19,668	2,038
	Kemper Corp.	30,613	2,034
*	Axos Financial Inc.	27,774	1,940
*	Enstar Group Ltd.	5,876	1,892
	CNO Financial Group Inc.	50,592	1,883
	Associated Banc-Corp.	78,162	1,868
	StepStone Group Inc. Class A	31,453	1,820
	Fulton Financial Corp.	93,803	1,809
	Eastern Bankshares Inc.	103,265	1,781
	International Bancshares Corp.	28,148	1,778
*	Texas Capital Bancshares Inc.	22,634	1,770
	United Community Banks Inc.	54,618	1,765
	PJT Partners Inc. Class A	10,784	1,702
	Federated Hermes Inc.	40,150	1,651
	WSFS Financial Corp.	30,743	1,633
	BGC Group Inc. Class A	178,395	1,616
	First Hawaiian Inc.	61,856	1,605
	Walker & Dunlop Inc.	16,375	1,592
	Artisan Partners Asset Management Inc. Class A	36,545	1,573
	Flagstar Financial Inc.	168,292	1,570
	Victory Capital Holdings Inc. Class A	23,970	1,569
	Community Financial System Inc.	25,425	1,568
	Atlantic Union Bankshares Corp.	41,280	1,564
*	Riot Platforms Inc.	151,581	1,548
	Bread Financial Holdings Inc.	25,162	1,536
	Virtu Financial Inc. Class A	43,059	1,536
	CVB Financial Corp.	71,272	1,526
	First BanCorp (XNYS)	81,924	1,523
	Blackstone Mortgage Trust Inc. Class A	87,312	1,520
*	NMI Holdings Inc.	41,127	1,512
	Bank of Hawaii Corp.	20,930	1,491
*	Genworth Financial Inc.	211,599	1,479
*	Brighthouse Financial Inc.	29,476	1,416
	Cathay General Bancorp	29,752	1,416
*	Palomar Holdings Inc.	13,244	1,398
	WaFd Inc.	43,300	1,396
	BankUnited Inc.	36,455	1,391
*	StoneX Group Inc.	14,173	1,389
	PennyMac Financial Services Inc.	13,360	1,365
	Independent Bank Corp. (XNGS)	21,111	1,355
*	Baldwin Insurance Group Inc.	34,942	1,354
	First Interstate BancSystem Inc. Class A	41,001	1,331
	Park National Corp.	7,716	1,323
	Simmons First National Corp. Class A	59,381	1,317
	Cohen & Steers Inc.	14,204	1,312
*	Oscar Health Inc. Class A	96,086	1,291
[1]	Arbor Realty Trust Inc.	90,895	1,259

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Enova International Inc.	13,105	1,256
*	Bancorp Inc.	23,403	1,232
	Banner Corp.	18,331	1,224
	Provident Financial Services Inc.	63,627	1,201
*	Goosehead Insurance Inc. Class A	11,172	1,198
	BOK Financial Corp.	11,223	1,195
*	Credit Acceptance Corp.	2,521	1,183
	Towne Bank	33,767	1,150
	Heartland Financial USA Inc.	18,453	1,131
	Pacific Premier Bancorp Inc.	44,791	1,116
	NBT Bancorp Inc.	22,493	1,074
	Enterprise Financial Services Corp.	19,025	1,073
	Renasant Corp.	29,928	1,070
	First Financial Bancorp	39,785	1,069
*	Triumph Financial Inc.	11,726	1,066
	Banc of California Inc.	68,418	1,058
	Stock Yards Bancorp Inc.	14,702	1,053
	Seacoast Banking Corp. of Florida	37,662	1,037
*	Lemonade Inc.	28,150	1,033
	BancFirst Corp.	8,571	1,004
	First Merchants Corp.	24,960	996
	Independent Bank Group Inc.	16,370	993
	FB Financial Corp.	19,107	984
	Stewart Information Services Corp.	14,464	976
	Pathward Financial Inc.	13,157	968
	Trustmark Corp.	27,212	962
	OFG Bancorp	22,051	933
	Mercury General Corp.	13,928	926
	Federal Agricultural Mortgage Corp. Class C	4,556	897
	WesBanco Inc.	27,248	887
	First Bancorp / Southern Pines NC	19,924	876
	National Bank Holdings Corp. Class A	20,028	862
	First Commonwealth Financial Corp.	50,713	858
	Horace Mann Educators Corp.	21,820	856
	Northwest Bancshares Inc.	64,301	848
*	Skyward Specialty Insurance Group Inc.	16,554	837
*	LendingClub Corp.	51,576	835
	Lakeland Financial Corp.	11,630	800
*	Trupanion Inc.	16,510	796
*	SiriusPoint Ltd.	48,476	795
	Hope Bancorp Inc.	63,729	783
*	Rocket Cos. Inc. Class A	69,256	780
	Sandy Spring Bancorp Inc.	22,804	769
	City Holding Co.	6,335	751
	Compass Diversified Holdings	32,470	749
*	Customers Bancorp Inc.	15,038	732
	WisdomTree Inc.	69,382	729
	Virtus Investment Partners Inc.	3,225	711
	Employers Holdings Inc.	13,343	684
	Berkshire Hills Bancorp Inc.	23,999	682
	Stellar Bancorp Inc.	24,038	681
	Ladder Capital Corp.	60,298	675
	S&T Bancorp Inc.	17,610	673
	Apollo Commercial Real Estate Finance Inc.	76,836	665
	Live Oak Bancshares Inc.	16,802	665
	First Busey Corp.	27,774	655
	QCR Holdings Inc.	8,078	651
	Perella Weinberg Partners	27,176	648
	Veritex Holdings Inc.	22,893	622
	Nelnet Inc. Class A	5,726	612
	Two Harbors Investment Corp.	51,489	609
	German American Bancorp Inc.	15,108	608
	Peoples Bancorp Inc.	18,815	596
	Preferred Bank	6,768	585
	Westamerica BanCorp	11,129	584
	Ready Capital Corp.	85,235	581
	OceanFirst Financial Corp.	31,923	578
	Hilltop Holdings Inc.	19,956	571
	PennyMac Mortgage Investment Trust	45,063	567
	Nicolet Bankshares Inc.	5,395	566

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Chimera Investment Corp.	39,322	550
	MFA Financial Inc. REIT	53,124	541
	AMERISAFE Inc.	10,260	529
	Safety Insurance Group Inc.	6,395	527
	Dime Community Bancshares Inc.	16,908	520
	Franklin BSP Realty Trust Inc. REIT	41,086	515
	ARMOUR Residential REIT Inc.	27,199	513
*	Coastal Financial Corp.	6,003	510
	Premier Financial Corp.	19,896	509
	Brookline Bancorp Inc.	43,022	508
	Cannae Holdings Inc.	25,261	502
	Dynex Capital Inc.	39,707	502
*	Encore Capital Group Inc.	10,369	495
	First Bancshares Inc.	14,076	493
	Ellington Financial Inc.	40,448	490
	Navient Corp.	36,597	486
	Bank First Corp.	4,836	479
	TriCo Bancshares	10,726	469
*	ProAssurance Corp.	28,829	459
	HCI Group Inc.	3,921	457
*	Dave Inc.	5,108	444
	ConnectOne Bancorp Inc.	19,324	443
	Enact Holdings Inc.	13,516	438
	Brightspire Capital Inc.	75,386	425
	Univest Financial Corp.	14,261	421
	Community Trust Bancorp Inc.	7,925	420
	Heritage Financial Corp.	17,141	420
*	PRA Group Inc.	20,015	418
	Redwood Trust Inc.	64,066	418
	Eagle Bancorp Inc.	15,264	397
	Hanmi Financial Corp.	16,720	395
	Brightsphere Investment Group Inc.	14,826	391
	Origin Bancorp Inc.	11,655	388
*	NB Bancorp Inc.	21,501	388
	F&G Annuities & Life Inc.	9,344	387
	UWM Holdings Corp.	64,386	378
	Amerant Bancorp Inc.	16,676	374
	Mercantile Bank Corp.	8,404	374
	Independent Bank Corp.	10,641	371
	Old Second Bancorp Inc.	20,889	371
	Central Pacific Financial Corp.	12,750	370
	Southside Bancshares Inc.	11,585	368
	Burke & Herbert Financial Services Corp.	5,741	358
	Byline Bancorp Inc.	12,082	350
	Metrocity Bankshares Inc.	10,742	343
	Camden National Corp.	7,999	342
	Great Southern Bancorp Inc.	5,702	340
*	CrossFirst Bankshares Inc.	22,429	340
	Tompkins Financial Corp.	4,930	334
*	Metropolitan Bank Holding Corp.	5,644	330
*	Root Inc. Class A	4,548	330
	Merchants Bancorp	8,908	325
	Northeast Bank	3,544	325
	Republic Bancorp Inc. Class A	4,620	323
	Esquire Financial Holdings Inc.	4,016	319
	TFS Financial Corp.	24,916	313
	Peapack-Gladstone Financial Corp.	9,717	311
	Business First Bancshares Inc.	12,033	309
	Peoples Financial Services Corp.	6,034	309
	KKR Real Estate Finance Trust Inc.	30,379	307
*	Selectquote Inc.	81,904	305
	Washington Trust Bancorp Inc.	9,683	304
*	EZCorp. Inc. Class A	24,672	301
	Southern Missouri Bancorp Inc.	5,253	301
	Equity Bancshares Inc. Class A	7,038	299
	Heritage Commerce Corp.	31,816	298
	Orrstown Financial Services Inc.	8,139	298
	TPG RE Finance Trust Inc.	35,005	298
	First Mid Bancshares Inc.	8,079	297
	Shore Bancshares Inc.	18,749	297

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	P10 Inc. Class A	23,311	294
	Capitol Federal Financial Inc.	49,055	290
	Claros Mortgage Trust Inc.	64,114	290
	1st Source Corp.	4,929	288
	First Community Bankshares Inc.	6,871	286
	Midland States Bancorp Inc.	11,738	286
	Orchid Island Capital Inc.	36,389	283
	Bar Harbor Bankshares	9,235	282
	Oppenheimer Holdings Inc. Class A	4,389	281
	Five Star Bancorp	9,233	278
	Amalgamated Financial Corp.	8,257	276
	First Financial Corp.	5,958	275
[1]	Invesco Mortgage Capital Inc. REIT	33,905	273
	Universal Insurance Holdings Inc.	12,857	271
	Capital City Bank Group Inc.	7,275	267
*	Open Lending Corp.	44,641	266
	Diamond Hill Investment Group Inc.	1,651	256
	Horizon Bancorp Inc.	15,866	256
*	Porch Group Inc.	52,056	256
*	Ambac Financial Group Inc.	19,910	252
*	Firstsun Capital Bancorp	6,223	249
	HomeTrust Bancshares Inc.	7,328	247
	Enterprise Bancorp Inc.	6,216	246
	Farmers National Banc Corp.	17,316	246
*	LendingTree Inc.	6,345	246
	United Fire Group Inc.	8,384	239
[1]	Hingham Institution for Savings	920	234
	Arrow Financial Corp.	7,971	229
	Farmers & Merchants Bancorp Inc.	7,597	224
	New York Mortgage Trust Inc.	36,968	224
*	Greenlight Capital Re Ltd. Class A	15,835	222
	Civista Bancshares Inc.	10,399	219
	Bank of Marin Bancorp	9,121	217
	Financial Institutions Inc.	7,962	217
	HarborOne Bancorp Inc.	18,199	215
*	TWFG Inc.	6,990	215
	Investors Title Co.	894	212
*	Southern First Bancshares Inc.	5,285	210
	Mid Penn Bancorp Inc.	7,285	210
*	Hippo Holdings Inc.	7,730	207
	Tiptree Inc.	9,815	205
*	Carter Bankshares Inc.	11,652	205
	Kearny Financial Corp.	28,755	204
*	Third Coast Bancshares Inc.	5,956	202
*	California BanCorp	12,064	200
	Flushing Financial Corp.	13,951	199
	HBT Financial Inc.	9,105	199
	ChoiceOne Financial Services Inc.	5,565	198
*	Bridgewater Bancshares Inc.	14,304	193
	First Foundation Inc.	31,077	193
	SmartFinancial Inc.	6,210	192
	RBB Bancorp	9,289	190
	Regional Management Corp.	5,600	190
	Citizens Financial Services Inc.	3,001	190
*	MBIA Inc.	28,874	187
	South Plains Financial Inc.	5,394	187
	Northrim BanCorp Inc.	2,383	186
	First Business Financial Services Inc.	3,930	182
	Primis Financial Corp.	15,599	182
	CNB Financial Corp.	7,279	181
	First Bank	12,851	181
	PCB Bancorp	8,911	180
	Chicago Atlantic Real Estate Finance Inc.	11,650	180
	Citizens & Northern Corp.	9,606	179
*	Columbia Financial Inc.	11,296	179
	Plumas Bancorp	3,790	179
	Community West Bancshares	9,076	176
	West BanCorp. Inc.	8,088	175
	Sierra Bancorp	5,990	173
	GCM Grosvenor Inc. Class A	14,050	172

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Colony Bankcorp Inc.	10,400	168
	Timberland Bancorp Inc.	5,382	164
	Penns Woods Bancorp Inc.	5,341	162
	TrustCo Bank Corp. NY	4,857	162
	Fidelity D&D Bancorp Inc.	3,297	161
	Home Bancorp Inc.	3,408	157
*	Hagerty Inc. Class A	16,280	157
	First of Long Island Corp.	13,193	154
	C&F Financial Corp.	2,127	152
	ACNB Corp.	3,827	152
	MidWestOne Financial Group Inc.	5,178	151
	Guaranty Bancshares Inc.	4,270	148
*	Bowhead Specialty Holdings Inc.	4,175	148
	John Marshall Bancorp Inc.	7,315	147
	First Community Corp.	6,074	146
	Northfield Bancorp Inc.	12,419	144
	Evans Bancorp Inc.	3,302	143
	Capital Bancorp Inc.	4,980	142
	Southern States Bancshares Inc.	4,245	141
	NexPoint Diversified Real Estate Trust	23,035	141
	ESSA Bancorp Inc.	7,194	140
	First Bancorp Inc. (XNGS)	5,127	140
	Investar Holding Corp.	6,312	139
	AG Mortgage Investment Trust Inc.	20,734	138
*	Heritage Insurance Holdings Inc.	11,317	137
	MVB Financial Corp.	6,548	136
	Virginia National Bankshares Corp.	3,570	136
*	Citizens Inc.	33,400	134
*	HomeStreet Inc.	11,667	133
	Greene County Bancorp Inc.	4,767	132
*	American Coastal Insurance Corp. Class C	9,760	131
	Red River Bancshares Inc.	2,422	131
	Citizens Community Bancorp Inc.	8,019	131
*	World Acceptance Corp.	1,150	129
	Bank7 Corp.	2,764	129
	Chemung Financial Corp.	2,619	128
*	Finwise Bancorp	7,943	127
	NewtekOne Inc.	9,927	127
	First Internet Bancorp	3,460	125
	Western New England Bancorp Inc.	13,588	125
	Orange County Bancorp Inc.	2,243	125
	Princeton Bancorp Inc.	3,621	125
*	eHealth Inc.	13,185	124
	United Security Bancshares	12,285	124
	Unity Bancorp Inc.	2,794	122
*	Ponce Financial Group Inc.	9,403	122
	Donegal Group Inc. Class A	7,832	121
	FS Bancorp Inc.	2,949	121
	Oak Valley Bancorp	4,143	121
	Middlefield Banc Corp.	4,286	120
	Parke Bancorp Inc.	5,753	118
	Meridian Corp.	8,472	116
	Northeast Community Bancorp Inc.	4,733	116
*	Pioneer Bancorp Inc.	9,829	113
	OppFi Inc.	14,620	112
*	loanDepot Inc. Class A	53,726	110
	Peoples Bancorp of North Carolina Inc.	3,475	109
	LCNB Corp.	7,096	107
	Alerus Financial Corp.	5,558	107
*	FB Bancorp Inc.	8,964	107
	BCB Bancorp Inc.	8,752	104
	Granite Point Mortgage Trust Inc.	37,105	104
	Richmond Mutual BanCorp. Inc.	7,348	104
	BayCom Corp.	3,821	103
	William Penn Bancorp Inc.	8,580	103
	Seven Hills Realty Trust	7,894	103
	Westwood Holdings Group Inc.	7,041	102
*	First Western Financial Inc.	5,229	102
*	ECB Bancorp Inc.	6,887	102
*	Abacus Life Inc.	12,846	101

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	MainStreet Bancshares Inc.	5,552	100
	Norwood Financial Corp.	3,621	98
*	Bakkt Holdings Inc.	3,937	98
	National Bankshares Inc.	3,377	97
*	FVCBankcorp Inc.	7,664	96
	Ellington Credit Co.	14,570	96
	SB Financial Group Inc.	4,585	96
*	Onity Group Inc.	3,091	95
	Advanced Flower Capital Inc.	11,453	95
*	Blue Ridge Bankshares Inc.	29,326	94
	James River Group Holdings Ltd.	18,918	92
*	Consumer Portfolio Services Inc.	8,509	92
	Bankwell Financial Group Inc.	2,912	91
	Provident Financial Holdings Inc.	5,547	88
	OP Bancorp	5,487	87
*	Provident Bancorp Inc.	7,482	85
	Guild Holdings Co. Class A	6,055	85
*	Kingsway Financial Services Inc.	10,215	85
*	Affinity Bancshares Inc.	4,831	85
	Crawford & Co. Class A	7,234	84
	Waterstone Financial Inc.	6,162	83
	Nexpoint Real Estate Finance Inc.	5,255	82
	Silvercrest Asset Management Group Inc. Class A	4,417	81
*	AlTi Global Inc.	18,087	80
	Medallion Financial Corp.	7,935	75
	Hawthorn Bancshares Inc.	2,619	74
*	BV Financial Inc.	4,320	74
	First Savings Financial Group Inc.	2,763	73
	First United Corp.	2,145	72
*	Sterling Bancorp Inc.	15,111	72
*	Security National Financial Corp. Class A	5,869	71
	Ames National Corp.	4,288	70
	Lument Finance Trust Inc.	27,115	70
*	Blue Foundry Bancorp	7,049	69
	Finward Bancorp	2,353	66
	Territorial Bancorp Inc.	6,581	64
*	Maiden Holdings Ltd.	38,102	64
*	Heritage Global Inc.	34,014	63
*	Forge Global Holdings Inc.	67,000	62
	First Financial Northwest Inc.	2,715	59
	Eagle Bancorp Montana Inc.	3,864	59
	Angel Oak Mortgage REIT Inc.	6,112	57
	Linkbancorp Inc.	7,578	57
	First National Corp.	2,392	55
	Sunrise Realty Trust Inc.	3,817	54
	First Guaranty Bancshares Inc.	4,672	53
	Sachem Capital Corp.	39,216	53
*	Finance Of America Cos. Inc. Class A	1,798	51
	BankFinancial Corp.	3,897	49
[1]	B Riley Financial Inc.	10,511	48
*	Velocity Financial Inc.	2,461	48
*	Better Home & Finance Holding Co.	5,350	48
	Rithm Property Trust Inc.	13,742	41
	Hennessy Advisors Inc.	3,282	41
	Franklin Financial Services Corp.	1,372	41
*	GoHealth Inc. Class A	3,042	41
	AmeriServ Financial Inc.	15,247	40
	Riverview Bancorp Inc.	6,661	38
	Manhattan Bridge Capital Inc.	6,830	38
	First Northwest Bancorp	3,587	37
	USCB Financial Holdings Inc.	1,980	35
*	Great Elm Group Inc.	18,596	34
	Summit State Bank	4,372	33
*	Kingstone Cos. Inc.	2,085	32
*	ACRES Commercial Realty Corp.	1,672	27
	Union Bankshares Inc.	853	25
*	Old Market Capital Corp.	3,692	24
*	Broadway Financial Corp	3,045	21

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	SR Bancorp Inc.	250	3
			3,269,444
Health Care (10.0%)
	Eli Lilly & Co.	435,331	336,076
	UnitedHealth Group Inc.	468,853	237,174
	Johnson & Johnson	1,226,773	177,416
	AbbVie Inc.	900,553	160,028
	Merck & Co. Inc.	1,287,812	128,112
	Thermo Fisher Scientific Inc.	195,125	101,510
	Abbott Laboratories	883,239	99,903
*	Intuitive Surgical Inc.	181,507	94,739
	Pfizer Inc.	2,885,451	76,551
	Danaher Corp.	330,940	75,967
	Amgen Inc.	273,677	71,331
*	Boston Scientific Corp.	751,654	67,138
	Stryker Corp.	174,785	62,931
	Gilead Sciences Inc.	634,987	58,654
	Bristol-Myers Squibb Co.	1,032,179	58,380
*	Vertex Pharmaceuticals Inc.	131,108	52,797
	Medtronic plc	652,399	52,114
	Elevance Health Inc.	118,025	43,539
*	Regeneron Pharmaceuticals Inc.	55,022	39,194
	Cigna Group	141,567	39,092
	Zoetis Inc.	206,657	33,671
	Becton Dickinson & Co.	147,174	33,389
	HCA Healthcare Inc.	90,242	27,086
*	Edwards Lifesciences Corp.	300,250	22,228
	Agilent Technologies Inc.	146,215	19,643
	GE HealthCare Technologies Inc.	232,535	18,180
*	IQVIA Holdings Inc.	87,713	17,236
*	IDEXX Laboratories Inc.	41,609	17,203
	ResMed Inc.	74,736	17,091
*	Veeva Systems Inc. Class A	74,082	15,576
*	Centene Corp.	256,845	15,560
	Humana Inc.	61,271	15,545
*	DexCom Inc.	198,949	15,472
*	Alnylam Pharmaceuticals Inc.	65,683	15,456
	Cardinal Health Inc.	123,037	14,552
	West Pharmaceutical Services Inc.	36,892	12,084
*	Biogen Inc.	73,715	11,272
*	Waters Corp.	30,063	11,153
*	Illumina Inc.	80,758	10,792
	Zimmer Biomet Holdings Inc.	101,480	10,719
	STERIS plc	50,261	10,332
*	Natera Inc.	63,813	10,102
	Labcorp Holdings Inc.	42,390	9,721
*	Insulet Corp.	35,660	9,310
*	Cooper Cos. Inc.	100,289	9,220
	Quest Diagnostics Inc.	56,805	8,570
*	Molina Healthcare Inc.	29,113	8,473
*	Hologic Inc.	116,289	8,383
*	United Therapeutics Corp.	22,636	7,987
	Baxter International Inc.	260,799	7,605
	Viatris Inc.	599,352	7,462
*	Align Technology Inc.	35,711	7,446
*	Moderna Inc.	175,201	7,285
*	Neurocrine Biosciences Inc.	51,386	7,014
*	Avantor Inc.	329,666	6,946
	Revvity Inc.	61,080	6,817
*	BioMarin Pharmaceutical Inc.	96,189	6,322
*	Insmed Inc.	91,065	6,287
*	Tenet Healthcare Corp.	48,552	6,129
	Bio-Techne Corp.	80,836	5,823
*	Sarepta Therapeutics Inc.	46,140	5,610
*	Incyte Corp.	78,739	5,438
	Universal Health Services Inc. Class B	28,522	5,117
*	Exact Sciences Corp.	89,632	5,036
*	Vaxcyte Inc.	59,916	4,905
	Royalty Pharma plc Class A	190,474	4,859

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Globus Medical Inc. Class A	58,246	4,818
*	Charles River Laboratories International Inc.	25,969	4,794
	Encompass Health Corp.	51,133	4,722
*	Solventum Corp.	71,181	4,702
*	Exelixis Inc.	137,146	4,567
*	Penumbra Inc.	18,526	4,400
*	Henry Schein Inc.	63,441	4,390
*	Intra-Cellular Therapies Inc.	51,596	4,309
*	HealthEquity Inc.	44,639	4,283
*	Medpace Holdings Inc.	12,841	4,266
	Teleflex Inc.	23,732	4,224
	Chemed Corp.	7,739	4,100
*	Glaukos Corp.	27,072	4,059
*	Masimo Corp.	24,170	3,995
	Ensign Group Inc.	29,448	3,912
*	Repligen Corp.	27,083	3,898
*	REVOLUTION Medicines Inc.	88,388	3,866
*	Jazz Pharmaceuticals plc	29,229	3,600
*	Bio-Rad Laboratories Inc. Class A	10,063	3,306
	Bruker Corp.	54,275	3,182
*	Lantheus Holdings Inc.	34,977	3,129
*	DaVita Inc.	20,899	3,125
*	Halozyme Therapeutics Inc.	64,978	3,107
*	Elanco Animal Health Inc. (XNYS)	252,776	3,061
*	Doximity Inc. Class A	55,073	2,940
*	Inspire Medical Systems Inc.	15,497	2,873
*	Roivant Sciences Ltd.	238,981	2,827
*	Cytokinetics Inc.	59,901	2,818
*	Blueprint Medicines Corp.	32,245	2,812
*	Merit Medical Systems Inc.	28,833	2,789
*	Ionis Pharmaceuticals Inc.	76,129	2,661
*	Madrigal Pharmaceuticals Inc.	8,345	2,575
*	RadNet Inc.	33,163	2,316
*	Alkermes plc	80,322	2,310
*	Corcept Therapeutics Inc.	45,749	2,305
*	Integer Holdings Corp.	17,154	2,273
*	Crinetics Pharmaceuticals Inc.	44,124	2,256
*	Viking Therapeutics Inc.	53,477	2,152
*	Bridgebio Pharma Inc.	77,186	2,118
*	TG Therapeutics Inc.	70,284	2,116
*	PROCEPT BioRobotics Corp.	26,237	2,113
*	Krystal Biotech Inc.	13,415	2,102
*	Option Care Health Inc.	88,279	2,048
*	Hims & Hers Health Inc.	84,162	2,035
*	ADMA Biologics Inc.	116,793	2,003
	Organon & Co.	133,771	1,996
*	Haemonetics Corp.	25,194	1,967
*	Prestige Consumer Healthcare Inc.	25,182	1,966
*	Ultragenyx Pharmaceutical Inc.	45,786	1,926
*	ICU Medical Inc.	12,231	1,898
	Dentsply Sirona Inc.	99,963	1,897
*	Guardant Health Inc.	60,555	1,850
*	Scholar Rock Holding Corp.	42,766	1,848
*	Nuvalent Inc. Class A	23,197	1,816
*	Acadia Healthcare Co. Inc.	45,628	1,809
*	PTC Therapeutics Inc.	39,258	1,772
	Perrigo Co. plc	68,177	1,753
*	Apellis Pharmaceuticals Inc.	54,388	1,736
*	Arcellx Inc.	22,471	1,723
*	Rhythm Pharmaceuticals Inc.	30,669	1,717
*	Envista Holdings Corp.	87,804	1,694
*	Avidity Biosciences Inc.	58,052	1,688
*	Axsome Therapeutics Inc.	19,797	1,675
*	Novocure Ltd.	54,960	1,638
*	Veracyte Inc.	40,161	1,590
*	CorVel Corp.	14,277	1,588
*	Amedisys Inc.	17,191	1,561
*	Biohaven Ltd.	41,314	1,543
*	Amicus Therapeutics Inc.	153,944	1,450
*	iRhythm Technologies Inc.	15,552	1,402

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Vericel Corp.	25,330	1,391
*	QuidelOrtho Corp.	30,711	1,368
*	Twist Bioscience Corp.	29,395	1,366
*	Neogen Corp.	107,906	1,310
	Patterson Cos. Inc.	41,952	1,295
*	Inari Medical Inc.	25,368	1,295
*	Enovis Corp.	29,382	1,289
*	SpringWorks Therapeutics Inc.	35,611	1,287
*	Recursion Pharmaceuticals Inc. Class A	183,149	1,238
*	Tandem Diabetes Care Inc.	33,374	1,202
*	Denali Therapeutics Inc.	58,529	1,193
*	Protagonist Therapeutics Inc.	30,512	1,178
*	Catalyst Pharmaceuticals Inc.	56,353	1,176
*	ACADIA Pharmaceuticals Inc.	63,853	1,172
*	Addus HomeCare Corp.	9,306	1,167
*	Edgewise Therapeutics Inc.	42,623	1,138
*	Arrowhead Pharmaceuticals Inc.	59,144	1,112
*	Sotera Health Co.	80,659	1,103
*	Warby Parker Inc. Class A	44,312	1,073
*	Geron Corp. (XNGS)	302,738	1,072
*	NeoGenomics Inc.	64,579	1,064
*	Iovance Biotherapeutics Inc.	142,687	1,056
	Concentra Group Holdings Parent Inc.	53,274	1,054
	CONMED Corp.	15,381	1,053
*	Ideaya Biosciences Inc.	40,747	1,047
*	Privia Health Group Inc.	53,008	1,036
*	TransMedics Group Inc.	16,582	1,034
*	Tarsus Pharmaceuticals Inc.	18,654	1,033
*	Omnicell Inc.	23,091	1,028
*	Vera Therapeutics Inc.	24,267	1,026
*	Janux Therapeutics Inc.	19,169	1,026
*	Supernus Pharmaceuticals Inc.	28,307	1,024
*	Summit Therapeutics Inc. (XNMS)	56,334	1,005
	Select Medical Holdings Corp.	52,654	993
*	Ligand Pharmaceuticals Inc.	9,213	987
*	Azenta Inc.	19,609	980
*	Kymera Therapeutics Inc.	24,282	977
*	Waystar Holding Corp.	25,975	953
*	Agios Pharmaceuticals Inc.	28,774	946
*	Dyne Therapeutics Inc.	39,999	942
	LeMaitre Vascular Inc.	10,189	939
*	Beam Therapeutics Inc.	36,567	907
	Premier Inc. Class A	42,484	901
*	Apogee Therapeutics Inc.	19,808	897
*	Akero Therapeutics Inc.	32,087	893
*	UFP Technologies Inc.	3,647	892
*	CG oncology Inc.	30,585	877
*	Fortrea Holdings Inc.	46,784	873
*	Immunovant Inc.	35,106	870
*	Dynavax Technologies Corp.	67,888	867
*	Celldex Therapeutics Inc.	34,286	866
*	Mirum Pharmaceuticals Inc.	20,943	866
*	Surgery Partners Inc.	40,348	854
*	MannKind Corp.	131,667	847
*	Teladoc Health Inc.	91,128	828
*	Xencor Inc.	35,566	817
*	Soleno Therapeutics Inc.	17,815	801
*	BioCryst Pharmaceuticals Inc.	104,443	785
*	Travere Therapeutics Inc.	44,151	769
	National HealthCare Corp.	6,847	736
*	10X Genomics Inc. Class A	50,434	724
	US Physical Therapy Inc.	8,029	712
*	Arcutis Biotherapeutics Inc.	50,822	708
*	Harmony Biosciences Holdings Inc.	20,535	707
*	Integra LifeSciences Holdings Corp.	30,936	702
*	Viridian Therapeutics Inc.	36,642	702
*	AtriCure Inc.	22,774	696
*	Phreesia Inc.	27,105	682
*	Praxis Precision Medicines Inc.	8,690	669
*	Nurix Therapeutics Inc.	35,059	661

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Evolent Health Inc. Class A	58,642	660
*	Astrana Health Inc.	20,915	659
*	Amphastar Pharmaceuticals Inc.	17,701	657
*	Progyny Inc.	38,042	656
*	GeneDx Holdings Corp.	8,366	643
*	Ocular Therapeutix Inc.	75,089	641
*	Spyre Therapeutics Inc.	27,480	640
*	Novavax Inc.	78,803	634
*	RxSight Inc.	18,428	634
*	Arvinas Inc.	32,930	631
*	Myriad Genetics Inc.	45,230	620
	Embecta Corp.	29,978	619
*	Certara Inc.	57,339	611
*	Clover Health Investments Corp.	192,370	606
*	STAAR Surgical Co.	24,813	603
*	Artivion Inc.	21,024	601
*	MiMedx Group Inc.	61,863	595
*	Ardelyx Inc.	115,390	585
*	Pediatrix Medical Group Inc.	44,161	579
*	Disc Medicine Inc.	9,049	574
*	Amneal Pharmaceuticals Inc.	72,373	573
*	CareDx Inc.	26,622	570
*	Intellia Therapeutics Inc.	47,841	558
*	ANI Pharmaceuticals Inc.	9,944	550
*	BioLife Solutions Inc.	20,995	545
*	Syndax Pharmaceuticals Inc.	40,247	532
*	Avadel Pharmaceuticals plc	50,447	530
*	Alignment Healthcare Inc.	45,169	508
*	Day One Biopharmaceuticals Inc.	39,181	496
*	Harrow Inc.	14,626	491
*,1	Anavex Life Sciences Corp.	44,887	482
*	Healthcare Services Group Inc.	41,510	482
*	Innoviva Inc.	27,413	476
*	Rocket Pharmaceuticals Inc.	37,345	469
*	Brookdale Senior Living Inc.	92,456	465
*	Pacira BioSciences Inc.	24,512	462
*	AdaptHealth Corp.	48,271	460
*	Vir Biotechnology Inc.	62,307	457
*	Avid Bioservices Inc.	35,926	444
*	Alphatec Holdings Inc.	48,138	442
*	Owens & Minor Inc.	33,851	442
*	89bio Inc.	56,510	442
*	Neumora Therapeutics Inc.	41,072	435
*	Collegium Pharmaceutical Inc.	15,054	431
*	Cogent Biosciences Inc.	54,517	425
*	Adaptive Biotechnologies Corp.	70,700	424
*	BrightSpring Health Services Inc.	24,278	413
*	Enliven Therapeutics Inc.	18,316	412
*	Pennant Group Inc.	15,495	411
*	Poseida Therapeutics Inc.	41,835	402
*	LifeStance Health Group Inc.	54,383	401
*	Replimune Group Inc.	32,778	397
	HealthStream Inc.	12,167	387
*	Liquidia Corp.	31,370	369
*	Arcus Biosciences Inc.	24,670	367
*	Orthofix Medical Inc.	20,959	366
*	Nuvation Bio Inc.	133,928	356
*	Pliant Therapeutics Inc.	26,329	347
*	Kiniksa Pharmaceuticals International plc	17,545	347
*	Zymeworks Inc.	23,502	344
*	Relay Therapeutics Inc.	80,587	332
*	Kura Oncology Inc.	38,041	331
*	Castle Biosciences Inc.	12,416	331
*	Maravai LifeSciences Holdings Inc. Class A	60,043	327
*	Avanos Medical Inc.	20,480	326
*	ArriVent Biopharma Inc.	12,242	326
[1]	Oruka Therapeutics Inc.	16,787	325
*	Evolus Inc.	28,763	318
*	Ironwood Pharmaceuticals Inc.	71,834	318
*	agilon health Inc.	164,753	313

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Surmodics Inc.	7,891	312
*	Cullinan Therapeutics Inc.	25,656	312
*	Axogen Inc.	18,853	311
*	Entrada Therapeutics Inc.	17,787	308
	LENZ Therapeutics Inc.	10,606	306
*	Cytek Biosciences Inc.	46,424	301
*	Paragon 28 Inc.	28,922	299
*	ARS Pharmaceuticals Inc.	27,795	293
*	SI-BONE Inc.	20,800	292
*	ORIC Pharmaceuticals Inc.	34,504	278
*	Standard Bio Tools Inc.	158,162	277
*	Varex Imaging Corp.	19,020	277
*	Erasca Inc.	109,544	275
*	Omeros Corp.	27,693	274
*	Altimmune Inc.	37,918	273
*	Arbutus Biopharma Corp.	81,729	267
*	Dianthus Therapeutics Inc.	12,237	267
*	PACS Group Inc.	20,214	265
*	Emergent BioSolutions Inc.	27,655	264
	iRadimed Corp.	4,795	264
*	Immunome Inc.	24,882	264
	Phibro Animal Health Corp. Class A	12,458	262
*	Pacific Biosciences of California Inc.	142,299	260
*	Keros Therapeutics Inc.	16,370	259
*	Xeris Biopharma Holdings Inc.	76,499	259
*	Cargo Therapeutics Inc.	17,964	259
*,1	Humacyte Inc.	50,642	256
*	Savara Inc.	81,728	251
*	Capricor Therapeutics Inc.	17,890	247
*	Zimvie Inc.	17,673	247
*	Tourmaline Bio Inc.	12,005	243
*	Astria Therapeutics Inc.	26,798	240
*	Butterfly Network Inc.	76,706	239
*	Esperion Therapeutics Inc.	106,732	235
*	Arcturus Therapeutics Holdings Inc.	13,775	234
*	Fulgent Genetics Inc.	12,483	231
*	Annexon Inc.	44,785	230
*	CorMedix Inc.	28,161	228
*	Celcuity Inc.	17,418	228
*	Quanterix Corp.	21,088	224
*	DocGo Inc.	52,945	224
*	Verve Therapeutics Inc.	39,284	222
*	Bioventus Inc. Class A	21,076	221
*	OPKO Health Inc.	148,977	219
*	EyePoint Pharmaceuticals Inc.	29,218	218
*	AngioDynamics Inc.	23,643	217
*	Stoke Therapeutics Inc.	19,554	216
*	Talkspace Inc.	69,527	215
*	Community Health Systems Inc.	71,476	214
*	Phathom Pharmaceuticals Inc.	26,349	214
*	Delcath Systems Inc.	17,705	213
*,1	ImmunityBio Inc.	83,139	213
*	REGENXBIO Inc.	27,428	212
*	Treace Medical Concepts Inc.	28,160	210
*,1	Ginkgo Bioworks Holdings Inc.	21,342	210
	National Research Corp.	11,753	207
*	Eton Pharmaceuticals Inc.	15,500	206
*	Akebia Therapeutics Inc.	107,700	205
*,1	GRAIL Inc.	11,460	205
*	aTyr Pharma Inc.	55,674	202
*	Avita Medical Inc.	15,718	201
*	OrthoPediatrics Corp.	8,645	200
*	Septerna Inc.	8,719	200
*	ChromaDex Corp.	37,499	199
*	Theravance Biopharma Inc.	21,171	199
*	KalVista Pharmaceuticals Inc.	23,274	197
*	GoodRx Holdings Inc. Class A	41,857	195
*	Monte Rosa Therapeutics Inc.	27,915	194
*	Kodiak Sciences Inc.	19,198	191
*	Terns Pharmaceuticals Inc.	34,374	190

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Zevra Therapeutics Inc.	22,379	187
*	Aldeyra Therapeutics Inc.	36,996	185
*	Codexis Inc.	38,749	185
*	Rigel Pharmaceuticals Inc.	10,993	185
*	ClearPoint Neuro Inc.	11,953	184
*	Voyager Therapeutics Inc.	32,198	183
*	Tactile Systems Technology Inc.	10,582	181
*	Fulcrum Therapeutics Inc.	38,618	181
*,1	Pulse Biosciences Inc.	10,205	178
*	Olema Pharmaceuticals Inc.	29,559	172
*	Health Catalyst Inc.	23,963	169
*	Y-mAbs Therapeutics Inc.	21,582	169
*	Atea Pharmaceuticals Inc.	50,507	169
*	Cerus Corp.	108,919	168
*	Sage Therapeutics Inc.	30,333	165
*	Vanda Pharmaceuticals Inc.	34,519	165
*	Bicara Therapeutics Inc.	9,417	164
*	Tectonic Therapeutic Inc.	3,507	162
*	OraSure Technologies Inc.	44,457	160
*	OmniAb Inc.	44,629	158
*	Corvus Pharmaceuticals Inc.	29,109	156
*	Ceribell Inc.	6,006	155
*	Revance Therapeutics Inc.	50,445	153
*	Accolade Inc.	44,784	153
*	Acelyrin Inc.	48,699	153
*	Taysha Gene Therapies Inc.	88,081	152
*	Pulmonx Corp.	22,314	152
*	4D Molecular Therapeutics Inc.	27,349	152
*	MaxCyte Inc.	36,454	152
*	Aura Biosciences Inc.	18,524	152
*	Enhabit Inc.	19,174	150
*	Allogene Therapeutics Inc.	69,884	149
*	C4 Therapeutics Inc.	41,410	149
*	TruBridge Inc.	7,530	148
*	Mineralys Therapeutics Inc.	12,000	148
*	Rezolute Inc.	29,923	147
*	Jasper Therapeutics Inc.	6,874	147
*	NeuroPace Inc.	13,081	146
*	Semler Scientific Inc.	2,681	145
*	Eledon Pharmaceuticals Inc.	34,722	143
*	Personalis Inc.	24,439	141
*	Aveanna Healthcare Holdings Inc.	30,960	141
*,1	Quantum-Si Inc.	52,083	141
*	Electromed Inc.	4,731	140
*	Aquestive Therapeutics Inc.	38,200	136
*	Tyra Biosciences Inc.	9,814	136
*	AnaptysBio Inc.	10,186	135
	SIGA Technologies Inc.	22,419	135
*	Tango Therapeutics Inc.	42,340	131
*	Korro Bio Inc.	3,430	131
*,1	Senseonics Holdings Inc.	247,454	130
*	Upstream Bio Inc.	7,928	130
*	Gossamer Bio Inc.	143,151	129
*	Inogen Inc.	13,936	128
*	Amylyx Pharmaceuticals Inc.	33,909	128
*	Myomo Inc.	19,705	127
*	MacroGenics Inc.	38,497	125
*	Absci Corp.	47,736	125
*,1	Candel Therapeutics Inc.	14,245	124
*	Chimerix Inc.	35,266	123
*	Heron Therapeutics Inc.	80,344	123
*	Cardiff Oncology Inc.	27,727	120
*	Trevi Therapeutics Inc.	29,030	120
*	Ocugen Inc.	146,991	118
*	Lifecore Biomedical Inc.	15,740	117
*,1	Zynex Inc.	14,348	115
*	Zentalis Pharmaceuticals Inc.	38,041	115
*	Viemed Healthcare Inc.	14,170	114
*	iTeos Therapeutics Inc.	14,658	113
*	XOMA Royalty Corp.	4,219	111

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Sana Biotechnology Inc.	68,211	111
*	Foghorn Therapeutics Inc.	23,323	110
*	Sera Prognostics Inc. Class A	13,486	110
*	Vaxart Inc.	164,421	109
*	Inhibikase Therapeutics Inc.	33,537	109
*	Neurogene Inc.	4,736	108
*	Rapport Therapeutics Inc.	6,085	108
	Utah Medical Products Inc.	1,742	107
*	Artiva Biotherapeutics Inc.	10,625	107
*	Nektar Therapeutics	113,006	105
*	Sangamo Therapeutics Inc.	102,568	105
*	Inozyme Pharma Inc.	37,862	105
*	Sanara Medtech Inc.	3,119	104
*	ProKidney Corp.	61,792	104
*	Accuray Inc.	51,997	103
*	scPharmaceuticals Inc.	29,040	103
*	CVRx Inc.	8,150	103
*,1	MBX Biosciences Inc.	5,581	103
*	2seventy bio Inc.	34,359	101
*	Aclaris Therapeutics Inc.	40,404	100
*	Organogenesis Holdings Inc.	31,293	100
*	LifeMD Inc.	20,036	99
*	Third Harmonic Bio Inc.	9,652	99
*	Anika Therapeutics Inc.	5,877	97
*	Fennec Pharmaceuticals Inc.	15,135	96
*	Nutex Health Inc.	3,000	95
*	KORU Medical Systems Inc.	24,313	94
*	Coherus Biosciences Inc.	67,253	93
*	Larimar Therapeutics Inc.	24,109	93
*	InfuSystem Holdings Inc.	10,917	92
*	Sonida Senior Living Inc.	4,000	92
*	Puma Biotechnology Inc.	29,844	91
*,1	Prime Medicine Inc.	31,328	91
*	Perspective Therapeutics Inc.	28,575	91
*	Alector Inc.	47,602	90
*	TScan Therapeutics Inc.	29,605	90
*	Design Therapeutics Inc.	14,493	89
*	Protara Therapeutics Inc.	16,636	88
*	Contineum Therapeutics Inc. Class A	6,016	88
*	Diamedica Therapeutics Inc.	15,764	86
*	Biodesix Inc.	56,497	86
*	Lexeo Therapeutics Inc.	13,106	86
*	Inhibrx Biosciences Inc.	5,545	85
*	Fate Therapeutics Inc.	50,020	83
*	X4 Pharmaceuticals Inc.	113,447	83
*	Multiplan Corp.	5,530	82
*	Stereotaxis Inc.	34,931	80
*	Lyell Immunopharma Inc.	124,919	80
*	Checkpoint Therapeutics Inc.	25,126	80
*	Biote Corp. Class A	12,979	80
*	Kyverna Therapeutics Inc.	21,322	80
*	Verastem Inc.	15,220	79
*	Alumis Inc.	10,023	79
*	Nevro Corp.	20,620	77
*	Sensus Healthcare Inc.	11,106	77
*	Seer Inc.	33,292	77
*	Atossa Therapeutics Inc.	81,493	77
*	Abeona Therapeutics Inc.	13,866	77
*	Caribou Biosciences Inc.	47,861	76
*	Zomedica Corp.	624,670	75
*	Compass Therapeutics Inc.	51,820	75
*	Mersana Therapeutics Inc.	51,785	74
*	Cidara Therapeutics Inc.	2,739	74
*	Corbus Pharmaceuticals Holdings Inc.	6,217	73
*	Sutro Biopharma Inc.	38,073	70
*	Immunic Inc.	69,930	70
*	Regulus Therapeutics Inc.	44,354	70
*	OnKure Therapeutics Inc. Class A	8,097	70
*,1	SELLAS Life Sciences Group Inc.	66,667	69
*	Editas Medicine Inc.	53,210	68

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Telomir Pharmaceuticals Inc.	16,474	68
*	Enanta Pharmaceuticals Inc.	11,703	67
*	FONAR Corp.	4,446	67
*	ModivCare Inc.	5,518	65
*	Innovage Holding Corp.	16,618	65
*	Biomea Fusion Inc.	16,764	65
*	Acumen Pharmaceuticals Inc.	37,879	65
*	Solid Biosciences Inc.	16,026	64
*	Sagimet Biosciences Inc. Class A	14,259	64
*	Lensar Inc.	6,985	62
*	Ventyx Biosciences Inc.	28,521	62
*	Alto Neuroscience Inc.	14,737	62
*,1	Inmune Bio Inc.	12,972	61
*	Tenaya Therapeutics Inc.	42,431	61
*	Cabaletta Bio Inc.	26,418	60
*	Nautilus Biotechnology Inc.	35,652	60
*	Sight Sciences Inc.	16,433	60
*	ElectroCore Inc.	3,704	60
*	Achieve Life Sciences Inc.	16,807	59
*	Coya Therapeutics Inc.	10,246	59
*	Karyopharm Therapeutics Inc.	82,696	56
*	Lexicon Pharmaceuticals Inc.	75,792	56
*,1	IGM Biosciences Inc.	9,125	56
*	Adverum Biotechnologies Inc.	11,896	56
*	Context Therapeutics Inc.	53,125	56
*	Renovaro Inc.	64,442	54
*	Assertio Holdings Inc.	61,718	54
*	Rockwell Medical Inc.	25,806	53
*	Orchestra BioMed Holdings Inc.	13,174	53
*,1	Cartesian Therapeutics Inc.	2,978	53
*	American Well Corp. Class A	7,355	53
*	Nkarta Inc.	20,986	52
*,1	Seres Therapeutics Inc.	61,360	51
*	Pyxis Oncology Inc.	32,121	50
*,1	Bluebird Bio Inc.	5,991	50
*	Harvard Bioscience Inc.	23,454	49
*	Anixa Biosciences Inc.	21,079	49
*,1	Cassava Sciences Inc.	20,730	49
*,1	Galectin Therapeutics Inc.	37,318	48
*	Lineage Cell Therapeutics Inc.	93,589	47
*	OptimizeRx Corp.	9,766	47
*	CytomX Therapeutics Inc.	44,926	46
*	Tela Bio Inc.	15,228	46
*	PMV Pharmaceuticals Inc.	29,279	44
*	Hyperfine Inc.	49,477	44
*	XBiotech Inc.	10,814	43
*	Vistagen Therapeutics Inc.	14,481	43
*	Exagen Inc.	9,919	41
*	Optinose Inc.	6,137	41
*	Dyadic International Inc.	23,051	40
*	Applied Therapeutics Inc.	46,196	40
*	Immuneering Corp. Class A	17,649	39
*	Acrivon Therapeutics Inc.	6,404	39
*	PepGen Inc.	9,957	38
*	Rapt Therapeutics Inc.	23,728	37
*	Milestone Scientific Inc.	37,457	36
*	Black Diamond Therapeutics Inc.	16,989	36
*	908 Devices Inc.	16,493	36
*	Ovid therapeutics Inc.	37,897	35
*	enVVeno Medical Corp.	11,710	35
*	Mural Oncology plc	10,902	35
*	ALX Oncology Holdings Inc.	20,243	34
*	Inotiv Inc.	8,016	33
*	FibroGen Inc.	60,918	32
*	Instil Bio Inc.	1,674	32
*	Citius Pharmaceuticals Inc.	7,693	31
*	Vor BioPharma Inc.	27,215	30
*	Forian Inc.	14,566	30
*	Agenus Inc.	10,885	30
*	Apyx Medical Corp.	18,313	29

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Kezar Life Sciences Inc.	4,358	29
*	iCAD Inc.	15,565	28
*	Climb Bio Inc.	15,439	28
*	Inovio Pharmaceuticals Inc.	15,208	28
*,1	Outlook Therapeutics Inc.	14,745	28
*	CytoSorbents Corp.	29,596	27
*	Nuvectis Pharma Inc.	5,047	27
*	Skye Bioscience Inc.	9,542	27
	Enzo Biochem Inc.	36,523	26
	Acme United Corp.	710	26
*	Opus Genetics Inc.	21,645	26
*	23andMe Holding Co. Class A	7,895	26
*	Generation Bio Co.	22,634	24
*	Shattuck Labs Inc.	19,773	24
*	An2 Therapeutics Inc.	17,261	24
*	Tempus AI Inc.	674	23
*	Lipocine Inc.	4,409	22
*,3	Tobira Therapeutics Inc. CVR	4,500	20
*,1	Rani Therapeutics Holdings Inc. Class A	14,248	20
*	Lantern Pharma Inc.	5,987	19
*	Invivyd Inc.	42,890	19
*	Passage Bio Inc.	30,974	18
*	Vigil Neuroscience Inc.	10,718	18
*	Co.-Diagnostics Inc.	22,364	17
*	BioAtla Inc.	27,020	16
*,4	Scilex Holding Co. (Acquired 1/6/23, Cost $505)	42,135	16
*	Cocrystal Pharma Inc.	7,576	15
*	Q32 Bio Inc.	4,302	15
*	NeueHealth Inc.	1,898	14
*,3	Inhibrx Inc.	22,181	14
*	Ardent Health Partners LLC	821	14
*	Zenas Biopharma Inc.	1,751	14
*	Equillium Inc.	17,857	13
*	IRIDEX Corp.	7,102	12
*	Durect Corp.	15,978	12
*,1	CervoMed Inc.	5,260	12
*	Relmada Therapeutics Inc.	20,223	11
*	Rallybio Corp.	11,052	11
*	Ekso Bionics Holdings Inc.	14,085	9
*	AIM ImmunoTech Inc.	43,668	9
*	ProPhase Labs Inc.	11,339	9
*	Cellectar Biosciences Inc.	31,133	9
*	Carisma Therapeutics Inc.	21,948	9
*,3	Spectrum Pharmaceuticals Inc. CVR	109,299	9
*	TherapeuticsMD Inc.	5,486	5
*	Dominari Holdings Inc.	4,463	4
*	Strata Skin Sciences Inc.	1,447	4
*	AEON Biopharma Inc.	6,047	3
*	BioAge Labs Inc.	468	3
*	CAMP4 Therapeutics Corp.	582	3
*,3	Strongbridge Biopharm CVR	45,385	2
*,3	Adamas Pharmaceuticals Inc. CVR 2024	30,505	2
*,3	Adamas Pharmaceuticals Inc. CVR 2025	30,505	2
*,3	Surface Oncology Inc. CVR	15,512	1
*,3	OmniAb Inc. 12.5 Earnout	3,939	—
*,3	OmniAb Inc. 15 Earnout	3,939	—
*,3	Traws Pharma Inc.	14,441	—
			2,904,519
Industrials (12.5%)
	Visa Inc. Class A	880,142	278,160
	Mastercard Inc. Class A	417,417	219,799
	Accenture plc Class A	318,855	112,170
	Caterpillar Inc.	245,740	89,145
	General Electric Co.	523,422	87,302
	RTX Corp.	677,838	78,439
	Honeywell International Inc.	331,070	74,785
	American Express Co.	251,062	74,513
	Union Pacific Corp.	308,710	70,398
*	Boeing Co.	380,279	67,309

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Eaton Corp. plc	201,190	66,769
	Automatic Data Processing Inc.	207,972	60,880
*	Fiserv Inc.	289,655	59,501
	Lockheed Martin Corp.	120,797	58,700
	Deere & Co.	132,331	56,069
	United Parcel Service Inc. Class B (XNYS)	372,200	46,934
	GE Vernova Inc.	140,334	46,160
*	PayPal Holdings Inc.	510,314	43,555
	Trane Technologies plc	114,637	42,341
	Parker-Hannifin Corp.	65,487	41,652
	Sherwin-Williams Co.	115,452	39,246
	Illinois Tool Works Inc.	143,163	36,300
	Emerson Electric Co.	290,381	35,987
	3M Co.	277,287	35,795
	Northrop Grumman Corp.	74,284	34,861
	TransDigm Group Inc.	27,350	34,660
	Capital One Financial Corp.	184,508	32,901
	Cintas Corp.	174,782	31,933
	CSX Corp.	982,457	31,704
	FedEx Corp.	111,994	31,507
	General Dynamics Corp.	119,303	31,435
	Carrier Global Corp.	433,753	29,608
	PACCAR Inc.	266,469	27,718
	Norfolk Southern Corp.	115,426	27,091
	Johnson Controls International plc	337,112	26,608
	Cummins Inc.	69,874	24,358
*	Block Inc. (XNYS)	284,541	24,183
	Quanta Services Inc.	75,070	23,726
	WW Grainger Inc.	22,361	23,570
	United Rentals Inc.	33,398	23,527
*	Fair Isaac Corp.	11,779	23,451
	Paychex Inc.	164,726	23,098
	Howmet Aerospace Inc.	206,343	22,568
	Fidelity National Information Services Inc.	274,243	22,151
*	Axon Enterprise Inc.	36,873	21,914
	AMETEK Inc.	117,990	21,269
	L3Harris Technologies Inc.	96,871	20,370
	Verisk Analytics Inc.	71,856	19,791
	Otis Worldwide Corp.	203,436	18,840
	Ingersoll Rand Inc. (XYNS)	207,060	18,731
	Ferguson Enterprises Inc.	102,059	17,714
	Vulcan Materials Co.	67,418	17,342
	Old Dominion Freight Line Inc.	97,760	17,245
	Westinghouse Air Brake Technologies Corp.	87,540	16,597
	Rockwell Automation Inc.	57,428	16,412
	Martin Marietta Materials Inc.	31,468	16,253
	Equifax Inc.	62,841	16,015
	DuPont de Nemours Inc.	191,290	14,586
	Global Payments Inc.	128,804	14,434
	Xylem Inc.	123,701	14,352
	Dow Inc.	355,916	14,283
	Smurfit WestRock plc	264,493	14,246
*	Keysight Technologies Inc.	88,292	14,182
	PPG Industries Inc.	118,293	14,130
	Fortive Corp.	176,763	13,257
*	Mettler-Toledo International Inc.	10,730	13,130
	Dover Corp.	69,886	13,111
	Synchrony Financial	198,293	12,889
	Veralto Corp.	119,865	12,208
*	Corpay Inc.	34,214	11,579
	Hubbell Inc.	27,195	11,392
*	Teledyne Technologies Inc.	23,610	10,958
	EMCOR Group Inc.	23,573	10,700
	HEICO Corp. Class A	57,180	10,640
	Packaging Corp. of America	45,260	10,189
*	Zebra Technologies Corp. Class A	26,304	10,159
	Lennox International Inc.	16,353	9,964
	TransUnion	98,350	9,118
	Snap-on Inc.	26,793	9,096
*	Trimble Inc.	124,015	8,763

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Carlisle Cos. Inc.	23,117	8,526
	Pentair plc	84,414	8,495
	Jacobs Solutions Inc.	63,425	8,475
	Watsco Inc.	17,711	8,393
	Booz Allen Hamilton Holding Corp.	65,070	8,375
	Ball Corp.	151,753	8,366
*	Builders FirstSource Inc.	58,421	8,350
	IDEX Corp.	38,699	8,099
	RPM International Inc.	65,412	8,050
	Masco Corp.	109,972	7,981
	Expeditors International of Washington Inc.	71,377	7,906
	Comfort Systems USA Inc.	17,956	7,614
	FTAI Aviation Ltd.	52,193	7,518
	Owens Corning	43,788	7,458
*	XPO Inc.	56,289	7,382
	Graco Inc.	87,128	7,344
	AECOM	67,967	7,260
	Textron Inc.	94,487	7,227
*	Affirm Holdings Inc.	117,145	7,134
	JB Hunt Transport Services Inc.	41,111	7,016
	Curtiss-Wright Corp.	19,366	6,872
	Jack Henry & Associates Inc.	37,182	6,518
	Stanley Black & Decker Inc.	78,421	6,296
*	Saia Inc.	13,459	6,134
	ITT Inc.	42,031	6,005
	CH Robinson Worldwide Inc.	57,663	5,958
	Allegion plc	44,761	5,849
	nVent Electric plc	82,997	5,657
	Nordson Corp.	26,151	5,472
	Tetra Tech Inc.	136,462	5,437
	Lincoln Electric Holdings Inc.	28,621	5,366
	AptarGroup Inc.	33,722	5,298
	BWX Technologies Inc.	47,147	5,252
	Regal Rexnord Corp.	33,317	5,168
	Crown Holdings Inc.	61,187	5,060
	Woodward Inc.	30,253	5,035
*	Core & Main Inc. Class A	96,619	4,919
*	Rocket Lab USA Inc.	192,154	4,894
	Allison Transmission Holdings Inc.	44,109	4,766
*	Generac Holdings Inc.	30,381	4,711
*	TopBuild Corp.	15,084	4,696
	Applied Industrial Technologies Inc.	19,586	4,690
	Acuity Brands Inc.	15,860	4,633
	Advanced Drainage Systems Inc.	39,607	4,579
*	API Group Corp.	125,163	4,502
	WESCO International Inc.	24,684	4,467
	Fortune Brands Innovations Inc.	64,976	4,440
*	Fluor Corp.	87,274	4,304
*	Paylocity Holding Corp.	21,343	4,257
*	Bill Holdings Inc.	50,114	4,245
	Toro Co.	52,285	4,188
*	Chart Industries Inc.	21,881	4,176
	Graphic Packaging Holding Co.	153,106	4,158
*	MasTec Inc.	30,465	4,148
	Eagle Materials Inc.	16,693	4,119
	A O Smith Corp.	60,392	4,119
	Donaldson Co. Inc.	61,097	4,115
*	ATI Inc.	72,523	3,992
	Knight-Swift Transportation Holdings Inc.	74,530	3,953
	Genpact Ltd.	91,204	3,917
	Flowserve Corp.	67,597	3,888
*	Axalta Coating Systems Ltd.	112,804	3,860
	AAON Inc.	32,634	3,840
	Crane Co.	25,121	3,812
	Huntington Ingalls Industries Inc.	20,133	3,805
*	Trex Co. Inc.	54,579	3,768
*	Middleby Corp.	27,725	3,755
	Berry Global Group Inc.	56,924	3,681
*	Shift4 Payments Inc. Class A	34,746	3,606
	MKS Instruments Inc.	34,194	3,570

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Simpson Manufacturing Co. Inc.	21,482	3,562
*	FTI Consulting Inc.	18,576	3,550
*	AZEK Co. Inc.	74,607	3,542
*	WEX Inc.	20,061	3,517
	Robert Half Inc.	49,405	3,481
*	ExlService Holdings Inc.	78,183	3,470
	Esab Corp.	28,497	3,418
	Louisiana-Pacific Corp.	32,718	3,388
*	Summit Materials Inc. Class A	65,812	3,330
*	Mohawk Industries Inc.	27,667	3,296
*	SPX Technologies Inc.	22,564	3,284
*	Beacon Roofing Supply Inc.	31,851	3,235
	MSA Safety Inc.	19,392	3,215
	Cognex Corp.	89,432	3,207
	Ryder System Inc.	20,443	3,207
	Badger Meter Inc.	15,102	3,203
	Armstrong World Industries Inc.	22,593	3,193
*	Kirby Corp.	29,742	3,147
	Landstar System Inc.	18,248	3,136
	Valmont Industries Inc.	10,216	3,133
*	Aurora Innovation Inc.	487,664	3,072
	Littelfuse Inc.	13,014	3,067
	CSW Industrials Inc.	8,583	3,028
	Oshkosh Corp.	31,685	3,012
*	WillScot Holdings Corp.	89,768	3,003
*	Modine Manufacturing Co.	25,689	2,978
	AGCO Corp.	31,618	2,956
	Federal Signal Corp.	31,361	2,897
*	Knife River Corp.	28,309	2,877
	Moog Inc. Class A	14,261	2,807
	Vontier Corp.	76,672	2,796
	GATX Corp.	17,940	2,780
	Watts Water Technologies Inc. Class A	13,455	2,735
	Herc Holdings Inc.	14,431	2,732
*	ACI Worldwide Inc.	52,238	2,712
*	GXO Logistics Inc.	61,325	2,668
	Zurn Elkay Water Solutions Corp.	69,598	2,596
*	Sterling Infrastructure Inc.	14,750	2,485
	Air Lease Corp.	51,336	2,475
	Sealed Air Corp.	72,944	2,468
*	Gates Industrial Corp. plc	118,986	2,448
	Sonoco Products Co.	49,936	2,439
*	Dycom Industries Inc.	14,002	2,437
*	Itron Inc.	22,127	2,403
	Arcosa Inc.	24,056	2,327
	Exponent Inc.	26,046	2,321
	Boise Cascade Co.	19,504	2,318
	Belden Inc.	20,561	2,315
	Maximus Inc.	30,645	2,288
*	AeroVironment Inc.	14,721	2,265
	Silgan Holdings Inc.	43,160	2,246
*	Euronet Worldwide Inc.	21,711	2,233
	Matson Inc.	16,323	2,201
*	Bloom Energy Corp. Class A	98,443	2,186
	Installed Building Products Inc.	12,476	2,186
	Brunswick Corp.	32,981	2,133
*	Spirit AeroSystems Holdings Inc. Class A	61,368	2,091
	Kadant Inc.	5,980	2,063
	Sensata Technologies Holding plc	74,762	2,048
*	CBIZ Inc.	25,021	2,047
	John Bean Technologies Corp.	16,060	2,041
	Primoris Services Corp.	26,215	2,003
*	Construction Partners Inc. Class A	22,458	1,987
	Granite Construction Inc.	22,639	1,986
	Brink's Co.	20,992	1,947
*	Kratos Defense & Security Solutions Inc.	73,666	1,943
	HB Fuller Co.	28,641	1,933
*	Verra Mobility Corp.	79,634	1,926
*	RXO Inc.	80,394	1,917
*	Joby Aviation Inc.	233,619	1,899

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Franklin Electric Co. Inc.	19,238	1,875
	EnerSys	20,006	1,849
	Enpro Inc.	10,713	1,847
	Western Union Co.	173,643	1,841
	Korn Ferry	27,094	1,828
	ESCO Technologies Inc.	13,597	1,811
	Mueller Water Products Inc. Class A	80,019	1,800
*	Mirion Technologies Inc.	102,213	1,784
*	ASGN Inc.	21,111	1,759
*	Remitly Global Inc.	76,586	1,729
*	GMS Inc.	19,969	1,694
*	Amentum Holdings Inc.	80,112	1,685
	Griffon Corp.	23,453	1,672
*	Resideo Technologies Inc.	72,557	1,672
	ABM Industries Inc.	32,651	1,671
	Atmus Filtration Technologies Inc.	42,300	1,657
*	Everus Construction Group Inc.	25,005	1,644
	MSC Industrial Direct Co. Inc. Class A	21,882	1,634
	ADT Inc.	235,126	1,625
	Brady Corp. Class A	21,821	1,612
	Otter Tail Corp.	21,615	1,596
	Atkore Inc.	18,224	1,521
	UL Solutions Inc. Class A	30,488	1,521
*	Hayward Holdings Inc.	96,966	1,483
	Terex Corp.	31,938	1,476
	Trinity Industries Inc.	41,620	1,461
	McGrath RentCorp.	12,968	1,450
*	Archer Aviation Inc. Class A	148,248	1,445
	HEICO Corp.	6,048	1,438
	Alight Inc. Class A	206,611	1,430
	ManpowerGroup Inc.	24,750	1,429
	Crane NXT Co.	24,258	1,412
	Patrick Industries Inc.	16,705	1,388
	Hub Group Inc. Class A	31,117	1,387
*	OSI Systems Inc.	8,211	1,375
	TriNet Group Inc.	15,101	1,371
	Insperity Inc.	17,137	1,328
	Albany International Corp. Class A	16,343	1,307
	UniFirst Corp.	7,638	1,307
*	Leonardo DRS Inc.	39,964	1,291
*	NCR Atleos Corp.	37,923	1,286
*	Payoneer Global Inc.	126,113	1,266
*	Loar Holdings Inc.	16,707	1,235
*	Flywire Corp.	58,887	1,214
	AZZ Inc.	14,499	1,188
*	Huron Consulting Group Inc.	9,490	1,179
*	MYR Group Inc.	7,799	1,160
	EVERTEC Inc.	33,390	1,153
	Enerpac Tool Group Corp.	27,767	1,141
	Werner Enterprises Inc.	31,640	1,137
*	CoreCivic Inc.	51,787	1,126
*	Mercury Systems Inc.	26,677	1,120
	Standex International Corp.	5,935	1,110
	Hillenbrand Inc.	35,686	1,098
*	Upwork Inc.	66,558	1,088
	Powell Industries Inc.	4,890	1,084
	Barnes Group Inc.	22,873	1,081
*	AAR Corp.	17,599	1,078
	ICF International Inc.	8,975	1,070
	ArcBest Corp.	11,412	1,065
	Alamo Group Inc.	5,554	1,033
	Kennametal Inc.	41,402	994
*	Masterbrand Inc.	67,551	987
	Greenbrier Cos. Inc.	16,026	977
*	IES Holdings Inc.	4,532	911
*,1	Enovix Corp.	83,837	911
*	Hillman Solutions Corp.	93,391	910
*	Gibraltar Industries Inc.	15,299	901
*	AvidXchange Holdings Inc.	86,775	897
	International Seaways Inc.	24,851	893

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	VSE Corp.	9,345	889
*	O-I Glass Inc.	81,947	888
*	Marqeta Inc. Class A	232,880	883
	Vestis Corp.	56,811	866
	Greif Inc. Class A	14,079	861
*	Standardaero Inc.	34,506	854
	Argan Inc.	6,177	847
	REV Group Inc.	25,893	825
*	Donnelley Financial Solutions Inc.	12,967	813
	Apogee Enterprises Inc.	11,351	811
	Helios Technologies Inc.	17,546	783
	Tennant Co.	9,462	771
*	Intuitive Machines Inc.	41,941	762
*,1	PureCycle Technologies Inc.	73,806	757
*	Triumph Group Inc.	40,476	755
	H&E Equipment Services Inc.	15,390	754
	Lindsay Corp.	5,843	691
*	First Advantage Corp.	36,385	682
*	Air Transport Services Group Inc.	30,948	680
*	Blue Bird Corp.	17,132	662
	United States Lime & Minerals Inc.	4,893	650
	CRA International Inc.	3,282	614
	Barrett Business Services Inc.	14,058	611
	Pitney Bowes Inc.	82,667	599
*	Vicor Corp.	12,397	599
	Napco Security Technologies Inc.	16,664	593
	Quanex Building Products Corp.	23,931	580
*	Tutor Perini Corp.	23,932	579
*	American Woodmark Corp.	7,168	570
*	Legalzoom.com Inc.	74,865	562
*	Symbotic Inc.	23,419	555
	Columbus McKinnon Corp.	14,700	547
	Kforce Inc.	9,569	543
*	Thermon Group Holdings Inc.	18,579	535
*,1	Eos Energy Enterprises Inc.	107,685	523
*	Transcat Inc.	4,885	517
*	Cimpress plc	7,107	510
	Schneider National Inc. Class B	17,342	508
*	Aspen Aerogels Inc.	41,919	498
*	NV5 Global Inc.	25,998	490
	Heidrick & Struggles International Inc.	10,941	485
*	AMN Healthcare Services Inc.	20,040	479
*	BrightView Holdings Inc.	29,792	476
	Deluxe Corp.	21,017	475
*	DXP Enterprises Inc.	5,692	470
	TriMas Corp.	18,907	465
*	Janus International Group Inc.	62,765	461
*	Limbach Holdings Inc.	5,353	458
*	Energy Recovery Inc.	30,968	455
*	Proto Labs Inc.	11,224	439
*	CECO Environmental Corp.	14,363	434
*	Ducommun Inc.	6,765	431
	Gorman-Rupp Co.	11,309	429
*	Sezzle Inc.	1,676	429
	Miller Industries Inc.	6,329	414
*	BlueLinx Holdings Inc.	3,968	405
	Astec Industries Inc.	11,948	401
*	Great Lakes Dredge & Dock Corp.	34,707	392
	Wabash National Corp.	22,608	387
*	V2X Inc.	8,054	385
	Cadre Holdings Inc.	11,661	377
	Marten Transport Ltd.	23,878	373
*	Planet Labs PBC	92,418	373
*	Forward Air Corp.	11,451	369
	Bel Fuse Inc. Class B	4,354	359
	Mesa Laboratories Inc.	2,715	358
	FTAI Infrastructure Inc.	49,035	356
*	Cantaloupe Inc.	35,562	338
*	JELD-WEN Holding Inc.	40,265	330
*	Repay Holdings Corp.	42,373	323

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Paymentus Holdings Inc. Class A	9,843	322
	Pactiv Evergreen Inc.	18,289	320
*	Green Dot Corp. Class A	29,907	318
*	I3 Verticals Inc. Class A	13,769	317
*	Montrose Environmental Group Inc.	16,810	312
	Cass Information Systems Inc.	7,379	302
	Insteel Industries Inc.	11,084	299
	Hyster-Yale Inc.	5,824	297
*	International Money Express Inc.	14,001	292
	Heartland Express Inc.	25,883	290
*	Cross Country Healthcare Inc.	15,919	289
*	Willdan Group Inc.	7,418	283
*	Conduent Inc.	68,792	278
	Willis Lease Finance Corp.	1,316	273
*	Astronics Corp.	15,729	251
*	3D Systems Corp.	75,906	249
	Kelly Services Inc. Class A	17,800	248
	LSI Industries Inc.	12,679	246
*	Moneylion Inc.	2,842	244
*	ZipRecruiter Inc. Class A	33,520	243
	Myers Industries Inc.	21,571	238
*	Evolv Technologies Holdings Inc.	59,908	237
	Shyft Group Inc.	19,881	233
	Douglas Dynamics Inc.	9,612	227
*	CryoPort Inc.	29,013	226
	Ennis Inc.	10,703	226
*	Graham Corp.	5,076	226
	National Presto Industries Inc.	2,134	210
*	FARO Technologies Inc.	8,131	206
*	Hyliion Holdings Corp.	77,730	203
	Universal Logistics Holdings Inc.	4,361	200
*	Bowman Consulting Group Ltd.	7,838	196
*	Redwire Corp.	11,752	193
*	Byrna Technologies Inc.	6,486	187
*	Microvast Holdings Inc.	89,533	185
*	Ranpak Holdings Corp.	26,360	181
*	Franklin Covey Co.	4,758	179
*	Radiant Logistics Inc.	26,231	176
*	Manitowoc Co. Inc.	19,161	175
*	Target Hospitality Corp.	17,802	172
*	TaskUS Inc. Class A	10,175	172
	Resources Connection Inc.	19,832	169
*	Blade Air Mobility Inc.	39,231	167
*	Titan Machinery Inc.	11,692	165
*	Distribution Solutions Group Inc.	4,741	163
	CompoSecure Inc. Class A	10,418	160
	Allient Inc.	6,519	158
	Luxfer Holdings plc	11,578	152
*	Custom Truck One Source Inc.	30,818	148
*	Performant Healthcare Inc.	48,067	145
*	Vishay Precision Group Inc.	6,042	142
*	Titan International Inc.	20,540	139
*	Centuri Holdings Inc.	7,220	139
	Park Aerospace Corp.	9,373	137
*	BlackSky Technology Inc.	12,726	137
*	Palladyne AI Corp.	10,870	133
	Quad / Graphics Inc.	18,359	128
*	Mistras Group Inc.	14,053	127
*	Forrester Research Inc.	7,883	124
	Bel Fuse Inc. Class A	1,376	124
*	Spire Global Inc.	8,579	121
	Covenant Logistics Group Inc.	2,203	120
	Karat Packaging Inc.	3,954	120
*	Hudson Technologies Inc.	21,345	119
	Alta Equipment Group Inc.	18,039	118
*	Aersale Corp.	18,559	117
*	Atlanticus Holdings Corp.	2,076	116
	Kronos Worldwide Inc.	11,549	113
*	Amprius Technologies Inc.	40,349	113
*	Richtech Robotics Inc. Class B	41,457	112

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Smith-Midland Corp.	2,459	109
	Eastern Co.	4,068	108
*	Orion Group Holdings Inc.	14,526	106
*	CPI Card Group Inc.	3,492	104
	Twin Disc Inc.	8,786	103
*	Taylor Devices Inc.	2,483	103
	Frequency Electronics Inc.	5,508	102
*	Acacia Research Corp.	23,183	101
	Information Services Group Inc.	28,385	95
	Hurco Cos. Inc.	4,743	92
*	LightPath Technologies Inc. Class A	25,635	91
*	Virgin Galactic Holdings Inc.	15,408	91
	Park-Ohio Holdings Corp.	3,441	90
*	AirJoule Technologies Corp.	11,338	90
*	FreightCar America Inc.	9,681	87
*	Core Molding Technologies Inc.	5,108	85
*	Priority Technology Holdings Inc.	7,044	83
*	Mayville Engineering Co. Inc.	5,146	81
*	L B Foster Co. Class A	2,857	77
*	CS Disco Inc.	15,513	77
*	SoundThinking Inc.	5,845	76
*	Ultralife Corp.	10,215	76
*	Proficient Auto Logistics Inc.	9,230	75
*	TrueBlue Inc.	8,806	74
*	Manitex International Inc.	12,275	71
	Hirequest Inc.	4,907	70
*	Gencor Industries Inc.	3,872	68
*	Paysign Inc.	22,523	68
*	Eve Holding Inc.	12,320	67
	TTEC Holdings Inc.	11,861	59
*	DHI Group Inc.	32,589	58
*	Babcock & Wilcox Enterprises Inc.	34,947	57
	EVI Industries Inc.	3,388	55
*	PAMT Corp.	3,326	55
*	Wrap Technologies Inc.	23,362	50
*	Commercial Vehicle Group Inc.	19,461	48
	BGSF Inc.	8,582	45
*	Concrete Pumping Holdings Inc.	6,551	44
*	Luna Innovations Inc.	18,173	39
*	Desktop Metal Inc. Class A	15,609	37
*	M-Tron Industries Inc.	741	36
*	Nikola Corp.	29,334	35
*	RF Industries Ltd.	8,155	32
*	ClearSign Technologies Corp.	20,576	30
*	374Water Inc.	36,898	25
*	Usio Inc.	16,474	24
*	Markforged Holding Corp.	7,147	22
*	Orion Energy Systems Inc.	20,324	16
*	Hydrofarm Holdings Group Inc.	23,262	14
			3,618,469
Other (0.0%)[5]
*,3	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,3	Aduro Biotech Inc. CVR	11,427	2
*,3	miRagen Therapeutics Inc. CVR	67,673	2
*,3	Ambit Biosciences Corp. CVR	29,736	—
*,1,3	Next Bridge Hydrocarbons Inc.	49,663	—
*,3	Sesen Bio CVR	143,290	—
*,3	Magenta Therapeutics Inc. CVR	33,990	—
*,3	Neoleukin Therapeutics Inc.	4,286	—
*,3	Homology Medicines Inc.	30,844	—
			7
Real Estate (2.6%)
	Prologis Inc.	471,486	49,836
	Equinix Inc.	49,158	46,351
	American Tower Corp.	238,184	43,685
	Welltower Inc.	317,283	39,987
	Digital Realty Trust Inc.	168,409	29,864
	Simon Property Group Inc.	158,052	27,218
	Public Storage	80,816	24,200

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Realty Income Corp.	443,590	23,692
*	CBRE Group Inc. Class A	156,132	20,499
	Crown Castle Inc.	220,804	20,040
	Extra Space Storage Inc.	107,812	16,129
	AvalonBay Communities Inc.	72,755	16,004
	Iron Mountain Inc.	149,412	15,705
	VICI Properties Inc.	531,292	15,519
*	CoStar Group Inc.	209,908	15,027
	Equity Residential	183,593	13,175
	Ventas Inc.	213,013	12,544
	SBA Communications Corp.	54,894	11,187
	Weyerhaeuser Co.	369,525	10,402
	Invitation Homes Inc.	299,619	9,579
	Essex Property Trust Inc.	32,776	9,356
	Mid-America Apartment Communities Inc.	60,016	9,277
	Alexandria Real Estate Equities Inc.	88,648	8,648
	Kimco Realty Corp.	338,912	7,941
	Sun Communities Inc.	64,407	7,920
	UDR Inc.	167,740	7,282
	Healthpeak Properties Inc.	358,919	7,275
	Regency Centers Corp.	92,998	6,875
	Gaming & Leisure Properties Inc.	133,471	6,428
	Camden Property Trust	54,162	6,285
	Host Hotels & Resorts Inc.	355,715	6,232
	WP Carey Inc.	110,308	6,010
*	Jones Lang LaSalle Inc.	23,735	6,008
	American Homes 4 Rent Class A	160,084	5,990
	Equity LifeStyle Properties Inc.	86,389	5,754
	BXP Inc.	73,658	5,477
	Lamar Advertising Co. Class A	44,896	5,466
*	Zillow Group Inc. Class C	70,992	5,257
	Omega Healthcare Investors Inc.	136,170	5,154
	CubeSmart	116,571	4,995
	Federal Realty Investment Trust	43,083	4,823
	Brixmor Property Group Inc.	155,446	4,328
	Rexford Industrial Realty Inc.	105,621	4,083
	EastGroup Properties Inc.	25,368	4,071
	Vornado Realty Trust	93,320	3,923
	NNN REIT Inc.	92,456	3,777
	Agree Realty Corp.	52,092	3,670
	First Industrial Realty Trust Inc.	68,460	3,432
	STAG Industrial Inc.	94,138	3,184
	Americold Realty Trust Inc.	148,196	3,171
	Healthcare Realty Trust Inc.	181,116	3,070
	Ryman Hospitality Properties Inc.	28,491	2,973
	Essential Properties Realty Trust Inc.	92,182	2,884
	Kite Realty Group Trust	113,754	2,871
	Terreno Realty Corp.	48,411	2,863
	CareTrust REIT Inc.	95,317	2,578
	Cousins Properties Inc.	82,473	2,527
	Macerich Co.	125,277	2,496
	SL Green Realty Corp.	36,064	2,450
	Phillips Edison & Co. Inc.	62,842	2,354
	Kilroy Realty Corp.	57,947	2,344
	Independence Realty Trust Inc.	116,194	2,305
	American Healthcare REIT Inc.	77,832	2,212
	Lineage Inc.	35,520	2,080
	Sabra Health Care REIT Inc.	118,764	2,057
	Rayonier Inc.	77,141	2,013
*	Zillow Group Inc. Class A	27,450	1,945
	Tanger Inc.	55,618	1,898
*	GEO Group Inc.	66,414	1,858
	Apple Hospitality REIT Inc.	115,885	1,779
	EPR Properties	40,082	1,775
	COPT Defense Properties	57,198	1,770
	Highwoods Properties Inc.	55,500	1,697
	HA Sustainable Infrastructure Capital Inc.	60,379	1,620
	Broadstone Net Lease Inc.	101,144	1,604
	PotlatchDeltic Corp.	40,506	1,590
*	Compass Inc. Class A	265,851	1,555

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Douglas Emmett Inc.	83,455	1,549
	National Health Investors Inc.	22,025	1,526
*	Cushman & Wakefield plc	115,984	1,517
	Park Hotels & Resorts Inc.	104,712	1,473
	Acadia Realty Trust	57,623	1,392
	National Storage Affiliates Trust	35,997	1,365
	Four Corners Property Trust Inc.	49,356	1,340
	Urban Edge Properties	60,459	1,300
	Outfront Media Inc.	72,737	1,290
	Sunstone Hotel Investors Inc.	101,100	1,197
	LXP Industrial Trust	144,564	1,174
	InvenTrust Properties Corp.	37,383	1,126
	Curbline Properties Corp.	47,050	1,093
*	Howard Hughes Holdings Inc.	13,987	1,076
	Retail Opportunity Investments Corp.	60,351	1,048
	DigitalBridge Group Inc.	92,175	1,040
[1]	Medical Properties Trust Inc.	260,136	1,028
	Innovative Industrial Properties Inc.	14,939	996
	DiamondRock Hospitality Co.	98,227	887
	Pebblebrook Hotel Trust	62,886	852
	St. Joe Co.	18,682	839
	Xenia Hotels & Resorts Inc.	56,019	832
	RLJ Lodging Trust	79,373	810
	Newmark Group Inc. Class A	61,366	786
	LTC Properties Inc.	21,836	754
	Empire State Realty Trust Inc. Class A	72,475	748
	Getty Realty Corp.	24,563	740
	Elme Communities	45,463	694
	Uniti Group Inc.	122,627	674
	American Assets Trust Inc.	25,489	669
	Alexander & Baldwin Inc.	37,266	661
	Sila Realty Trust Inc.	26,984	656
	UMH Properties Inc.	33,820	639
	JBG SMITH Properties	41,407	636
	Global Net Lease Inc.	84,432	616
	Veris Residential Inc.	34,482	573
	NETSTREIT Corp.	40,435	572
*	Apartment Investment & Management Co. Class A	60,969	554
	Piedmont Office Realty Trust Inc. Class A	60,395	553
	Easterly Government Properties Inc.	47,236	537
*	Opendoor Technologies Inc.	329,539	527
	Paramount Group Inc.	101,694	502
*	Redfin Corp.	62,918	495
	Kennedy-Wilson Holdings Inc.	49,361	493
	eXp World Holdings Inc.	42,761	492
	NexPoint Residential Trust Inc.	11,602	484
	Brandywine Realty Trust	86,155	483
	Centerspace	7,144	473
	Plymouth Industrial REIT Inc.	24,238	431
	Safehold Inc.	23,033	426
	Whitestone REIT	28,115	398
	Marcus & Millichap Inc.	9,972	382
	Summit Hotel Properties Inc.	54,946	376
	Armada Hoffler Properties Inc.	33,746	345
	Gladstone Commercial Corp.	20,370	331
	Community Healthcare Trust Inc.	17,101	329
	SITE Centers Corp.	18,757	287
	Global Medical REIT Inc.	36,203	280
	Chatham Lodging Trust	30,725	275
*	NET Lease Office Properties	8,823	275
	Farmland Partners Inc.	22,338	263
	Saul Centers Inc.	6,383	248
	Peakstone Realty Trust REIT	21,764	241
*	Forestar Group Inc.	9,188	238
	Service Properties Trust	93,773	238
	Alexander's Inc.	1,176	235
	Diversified Healthcare Trust	101,717	234
	Hudson Pacific Properties Inc.	74,613	226
	One Liberty Properties Inc.	8,111	221
	CBL & Associates Properties Inc.	7,046	207

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	RMR Group Inc. Class A	9,872	204
	CTO Realty Growth Inc.	10,336	204
	Gladstone Land Corp.	18,110	197
*	FRP Holdings Inc.	6,382	196
	Universal Health Realty Income Trust	5,232	195
*	Tejon Ranch Co.	10,322	164
	Bridge Investment Group Holdings Inc. Class A	18,656	157
	Industrial Logistics Properties Trust	40,594	148
	Postal Realty Trust Inc. Class A	11,023	144
*	Seaport Entertainment Group Inc.	4,945	138
*	Anywhere Real Estate Inc.	39,792	131
	BRT Apartments Corp.	7,209	130
	Orion Office REIT Inc.	34,834	129
	Braemar Hotels & Resorts Inc.	41,427	124
	FrontView REIT Inc.	6,682	121
	City Office REIT Inc.	20,087	111
	Franklin Street Properties Corp.	58,146	106
*	Stratus Properties Inc.	4,990	104
	Ares Commercial Real Estate Corp.	15,802	93
*	Equity Commonwealth	51,638	91
	Alpine Income Property Trust Inc.	5,409	91
	Modiv Industrial Inc.	6,088	91
*	Seritage Growth Properties Class A	21,810	90
*	RE / MAX Holdings Inc. Class A	7,955	85
*	Star Holdings	7,643	74
*	Douglas Elliman Inc.	42,189	71
	Clipper Realty Inc.	14,188	65
*	Maui Land & Pineapple Co. Inc.	2,641	58
	Global Self Storage Inc.	8,627	46
*	Bluerock Homes Trust Inc.	2,283	30
	Office Properties Income Trust	28,227	28
*	Offerpad Solutions Inc.	9,843	28
*	Rafael Holdings Inc. Class B	13,424	22
*	Sotherly Hotels Inc.	18,957	18
*,3	Spirit MTA REIT	58,489	5
			743,839
Technology (34.9%)
	Apple Inc.	7,699,205	1,928,035
	Microsoft Corp.	3,787,002	1,596,221
	NVIDIA Corp.	11,850,990	1,591,469
	Meta Platforms Inc. Class A	1,110,491	650,204
	Alphabet Inc. Class A	2,976,177	563,390
	Broadcom Inc.	2,379,283	551,613
	Alphabet Inc. Class C	2,396,295	456,350
	Salesforce Inc.	462,938	154,774
	Oracle Corp.	847,161	141,171
*	ServiceNow Inc.	104,879	111,184
	International Business Machines Corp.	471,047	103,550
*	Advanced Micro Devices Inc.	826,201	99,797
*	Adobe Inc.	224,094	99,650
	Texas Instruments Inc.	464,560	87,110
	QUALCOMM Inc.	565,655	86,896
	Intuit Inc.	135,342	85,062
*	Palantir Technologies Inc. Class A	1,054,550	79,756
	Applied Materials Inc.	419,645	68,247
*	Palo Alto Networks Inc.	333,880	60,753
	Analog Devices Inc.	252,932	53,738
	Marvell Technology Inc.	440,911	48,699
	Micron Technology Inc.	565,402	47,584
	Lam Research Corp.	654,931	47,306
	KLA Corp.	68,094	42,907
	Amphenol Corp. Class A	614,758	42,695
*	Cadence Design Systems Inc.	139,737	41,985
*	Crowdstrike Holdings Inc. Class A	118,989	40,713
	Intel Corp.	1,974,914	39,597
*	Synopsys Inc.	78,163	37,937
*	AppLovin Corp. Class A	114,001	36,917
*	Autodesk Inc.	109,422	32,342
*	Fortinet Inc.	311,831	29,462

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Roper Technologies Inc.	54,648	28,409
*	MicroStrategy Inc. Class A	96,594	27,976
*	Workday Inc. Class A	108,297	27,944
*	DoorDash Inc. Class A	166,252	27,889
*	Snowflake Inc. Class A	151,204	23,347
	TE Connectivity plc	152,533	21,808
*	Datadog Inc. Class A	152,566	21,800
	Vertiv Holdings Co. Class A	190,938	21,692
*	Atlassian Corp. Ltd. Class A	82,253	20,019
	Cognizant Technology Solutions Corp. Class A	251,734	19,358
	Corning Inc.	392,206	18,638
	Dell Technologies Inc. Class C	161,353	18,594
*	Gartner Inc.	37,248	18,046
*	HubSpot Inc.	24,890	17,343
	HP Inc.	490,940	16,019
*	Cloudflare Inc. Class A	147,842	15,920
	Microchip Technology Inc.	273,356	15,677
*	ANSYS Inc.	44,394	14,975
*	GoDaddy Inc. Class A	71,938	14,198
	Hewlett Packard Enterprise Co.	663,990	14,176
	Monolithic Power Systems Inc.	23,552	13,936
*	ON Semiconductor Corp.	216,864	13,673
*	Tyler Technologies Inc.	21,847	12,598
	NetApp Inc.	103,495	12,014
	CDW Corp.	67,498	11,747
*	PTC Inc.	58,090	10,681
*	Western Digital Corp.	175,389	10,458
	Teradyne Inc.	82,899	10,439
*	Zoom Communications Inc.	120,531	9,837
	Leidos Holdings Inc.	67,974	9,792
*	Pure Storage Inc. Class A	157,642	9,684
	Seagate Technology Holdings plc	107,711	9,297
*	DocuSign Inc.	103,306	9,291
*	VeriSign Inc.	41,617	8,613
*	Reddit Inc. Class A	51,817	8,469
*	Zscaler Inc.	46,662	8,418
*	Manhattan Associates Inc.	30,897	8,350
*	Pinterest Inc. Class A	287,211	8,329
*	MongoDB Inc.	35,663	8,303
*	Toast Inc. Class A	227,435	8,290
	SS&C Technologies Holdings Inc.	107,999	8,184
*	Astera Labs Inc.	60,560	8,021
*	Dynatrace Inc.	146,233	7,948
*	Nutanix Inc. Class A	129,227	7,906
	Jabil Inc.	54,671	7,867
	Entegris Inc.	78,369	7,763
*	Super Micro Computer Inc. (XNGS)	252,604	7,699
*	Twilio Inc. Class A	70,458	7,615
*	F5 Inc.	30,107	7,571
*	Coherent Corp.	78,587	7,445
*	Akamai Technologies Inc.	77,260	7,390
	Gen Digital Inc. (XNGS)	267,501	7,324
	Skyworks Solutions Inc.	82,142	7,284
*	Guidewire Software Inc.	42,454	7,157
*	Okta Inc.	83,244	6,560
*	EPAM Systems Inc.	27,433	6,414
*	Snap Inc. Class A	542,312	5,841
*	Dayforce Inc.	76,246	5,539
	Paycom Software Inc.	26,311	5,393
*	Credo Technology Group Holding Ltd.	71,594	4,812
*	CACI International Inc. Class A	11,449	4,626
*	Elastic NV	45,298	4,488
*	Samsara Inc. Class A	102,242	4,467
*	Onto Innovation Inc.	25,406	4,234
*	Procore Technologies Inc.	56,365	4,223
*	Match Group Inc.	128,582	4,206
*	Kyndryl Holdings Inc.	118,393	4,096
*	MACOM Technology Solutions Holdings Inc.	31,132	4,044
*	Fabrinet	18,375	4,040
	KBR Inc.	68,338	3,959

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Lattice Semiconductor Corp.	69,880	3,959
	TD SYNNEX Corp.	33,084	3,880
*	Smartsheet Inc. Class A	67,840	3,801
	Bentley Systems Inc. Class B	80,459	3,757
*	IonQ Inc.	89,243	3,728
*	SPS Commerce Inc.	19,288	3,549
*	Gitlab Inc. Class A	62,320	3,512
*	CommVault Systems Inc.	22,694	3,425
*	Dropbox Inc. Class A	112,257	3,372
	Universal Display Corp.	22,737	3,324
*	Qorvo Inc.	47,484	3,321
*	Altair Engineering Inc. Class A	30,293	3,305
*	Aspen Technology Inc.	13,138	3,280
*,1	SoundHound AI Inc. Class A	165,170	3,277
*	Maplebear Inc.	78,218	3,240
*	Unity Software Inc.	141,906	3,189
*	SentinelOne Inc. Class A	143,023	3,175
*	Arrow Electronics Inc.	27,306	3,089
*	Confluent Inc. Class A	109,996	3,075
*	Q2 Holdings Inc.	29,128	2,932
	Science Applications International Corp.	25,815	2,886
*	Novanta Inc.	18,746	2,864
*	Rambus Inc.	54,081	2,859
*	CCC Intelligent Solutions Holdings Inc.	241,369	2,831
*	UiPath Inc. Class A	218,367	2,775
*	Workiva Inc.	24,793	2,715
*	Semtech Corp.	43,273	2,676
*	Cirrus Logic Inc.	26,808	2,670
*	HashiCorp Inc. Class A	77,904	2,665
*	Appfolio Inc. Class A	10,558	2,605
*	Qualys Inc.	18,394	2,579
*	Insight Enterprises Inc.	16,170	2,459
	Avnet Inc.	46,917	2,455
*	Varonis Systems Inc.	55,260	2,455
	Dolby Laboratories Inc. Class A	30,260	2,363
*	Tenable Holdings Inc.	58,518	2,304
*	Rubrik Inc. Class A	35,108	2,295
	Pegasystems Inc.	24,205	2,256
*	Parsons Corp.	24,159	2,229
*	Box Inc. Class A	68,876	2,176
	Advanced Energy Industries Inc.	18,324	2,119
*	Plexus Corp.	13,469	2,108
	Dun & Bradstreet Holdings Inc.	166,680	2,077
*	Silicon Laboratories Inc.	16,454	2,044
*	Sitime Corp.	9,417	2,020
*	Sanmina Corp.	25,973	1,965
*,1	Rigetti Computing Inc.	128,264	1,957
*	C3.ai Inc. Class A	56,723	1,953
*	Blackbaud Inc.	26,257	1,941
*	Impinj Inc.	13,013	1,890
*	DXC Technology Co.	92,868	1,856
	Power Integrations Inc.	29,494	1,820
*	Freshworks Inc. Class A	110,970	1,794
*	Core Scientific Inc.	127,717	1,794
*	Intapp Inc.	27,267	1,748
*	Agilysys Inc.	13,171	1,735
*	FormFactor Inc.	38,999	1,716
*	Blackline Inc.	28,222	1,715
*,1	Trump Media & Technology Group Corp.	49,727	1,696
*	nCino Inc.	49,340	1,657
*	Zeta Global Holdings Corp. Class A	90,765	1,633
*	Vertex Inc. Class A	30,476	1,626
*	Cargurus Inc.	43,706	1,597
	Amkor Technology Inc.	62,037	1,594
*	Five9 Inc.	38,595	1,569
*	Teradata Corp.	50,208	1,564
*	Synaptics Inc.	20,466	1,562
*	ZoomInfo Technologies Inc.	148,591	1,562
*	IAC Inc.	35,850	1,547
*	Klaviyo Inc. Class A	36,920	1,523

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Ambarella Inc.	20,352	1,480
	Progress Software Corp.	22,547	1,469
*	Braze Inc. Class A	34,827	1,459
*	Alarm.com Holdings Inc.	23,683	1,440
*	Diodes Inc.	22,698	1,400
*	RingCentral Inc. Class A	39,227	1,373
*	Informatica Inc. Class A	52,439	1,360
*	PAR Technology Corp.	18,531	1,347
*	JFrog Ltd.	45,146	1,328
*	Allegro MicroSystems Inc.	59,932	1,310
*	DoubleVerify Holdings Inc.	68,015	1,307
*	Rapid7 Inc.	31,345	1,261
	Concentrix Corp.	28,971	1,254
	Clear Secure Inc. Class A	46,886	1,249
*	TTM Technologies Inc.	47,956	1,187
*	Axcelis Technologies Inc.	16,950	1,184
*	Ziff Davis Inc.	21,560	1,172
*	AvePoint Inc.	69,760	1,152
*	Cleanspark Inc.	123,886	1,141
*	Magnite Inc.	71,189	1,133
*	Yelp Inc.	28,728	1,112
*	Alkami Technology Inc.	28,206	1,035
*	NCR Voyix Corp.	74,566	1,032
	Vishay Intertechnology Inc.	60,805	1,030
*	Rogers Corp.	10,026	1,019
*	ePlus Inc.	13,748	1,016
*	DigitalOcean Holdings Inc.	27,899	951
*	LiveRamp Holdings Inc.	31,019	942
*	Xometry Inc. Class A	21,423	914
*	Hut 8 Corp.	43,648	894
*	Asana Inc. Class A	43,475	881
*	Terawulf Inc.	153,738	870
	Benchmark Electronics Inc.	18,447	837
*	Verint Systems Inc.	30,286	831
*	Veeco Instruments Inc.	30,521	818
*	PagerDuty Inc.	43,426	793
*	Ultra Clean Holdings Inc.	21,978	790
*	NetScout Systems Inc.	36,404	789
	CTS Corp.	14,913	786
*	IPG Photonics Corp.	10,726	780
*	Sprout Social Inc. Class A	25,142	772
*,1	Quantum Computing Inc.	46,542	770
*	MaxLinear Inc.	38,574	763
*	Paycor HCM Inc.	40,108	745
*	Zuora Inc. Class A	74,330	737
	CSG Systems International Inc.	14,321	732
	Adeia Inc.	52,238	730
*	Grid Dynamics Holdings Inc.	32,730	728
*	Photronics Inc.	30,189	711
*	Appian Corp. Class A	21,454	708
	QXO Inc.	42,433	675
	A10 Networks Inc.	36,143	665
*	Cohu Inc.	24,574	656
*	Schrodinger Inc.	32,171	621
*	Matterport Inc.	130,659	619
*	Fastly Inc. Class A	65,305	616
*	Applied Digital Corp.	80,267	613
*	Innodata Inc.	15,162	599
*	Ibotta Inc. Class A	8,911	580
*,1	Rumble Inc.	44,289	576
*	Cipher Mining Inc.	123,142	571
*	Onestream Inc.	20,022	571
*	Jamf Holding Corp.	38,834	546
*	Diebold Nixdorf Inc.	12,631	544
*	Penguin Solutions Inc.	28,118	540
	Xerox Holdings Corp.	61,784	521
*	Ichor Holdings Ltd.	15,759	508
*	PDF Solutions Inc.	18,734	507
*	ScanSource Inc.	10,580	502
*	PROS Holdings Inc.	21,219	466

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	D-Wave Quantum Inc.	54,997	462
*	Vimeo Inc.	71,219	456
*	Weave Communications Inc.	27,823	443
*	Amplitude Inc. Class A	41,491	438
*	Wolfspeed Inc.	65,651	437
*	Olo Inc. Class A	56,596	435
*	Alpha & Omega Semiconductor Ltd.	11,532	427
	PC Connection Inc.	6,077	421
*	Blend Labs Inc. Class A	98,070	413
*	Sprinklr Inc. Class A	48,134	407
	Hackett Group Inc.	13,027	400
*	ServiceTitan Inc. Class A	3,842	395
*	ACM Research Inc. Class A	25,813	390
*	Digimarc Corp.	10,311	386
	Shutterstock Inc.	12,634	383
*	CEVA Inc.	11,995	378
*	Yext Inc.	59,449	378
	SolarWinds Corp.	26,021	371
*	E2open Parent Holdings Inc.	139,131	370
*	indie Semiconductor Inc. Class A	82,495	334
*,1	BigBear.ai Holdings Inc.	73,529	327
*	N-able Inc.	34,116	319
*	Daktronics Inc.	18,813	317
*	OneSpan Inc.	17,119	317
*	SEMrush Holdings Inc. Class A	26,703	317
*	Bumble Inc. Class A	38,647	315
*	KULR Technology Group Inc.	87,652	311
*	NextNav Inc.	19,699	307
*	Mitek Systems Inc.	27,197	303
*	MeridianLink Inc.	14,162	292
*	NerdWallet Inc. Class A	21,435	285
*	Kimball Electronics Inc.	14,862	278
*	nLight Inc.	26,421	277
*	TechTarget Inc.	13,982	277
*	PubMatic Inc. Class A	18,496	272
*	Couchbase Inc.	17,407	271
*,1	Aehr Test Systems	16,147	269
*	EverQuote Inc. Class A	13,409	268
*	Navitas Semiconductor Corp.	70,599	252
*	Consensus Cloud Solutions Inc.	10,465	250
*	Red Violet Inc.	6,846	248
*	Vivid Seats Inc. Class A	51,300	238
*	Ouster Inc.	19,504	238
*	Bandwidth Inc. Class A	13,764	234
	Climb Global Solutions Inc.	1,792	227
	NVE Corp.	2,781	226
*	BigCommerce Holdings Inc. Series 1	36,948	226
	Logility Supply Chain Solutions Inc.	20,328	225
*	SkyWater Technology Inc.	15,868	219
	Simulations Plus Inc.	7,757	216
*	Mediaalpha Inc. Class A	16,967	192
*	Cerence Inc.	23,876	187
*	Unisys Corp.	27,349	173
*	Arteris Inc.	16,883	172
*	Nextdoor Holdings Inc.	70,628	167
*	Innovid Corp.	53,483	165
*	Eventbrite Inc. Class A	47,701	160
	Methode Electronics Inc.	13,394	158
*,1	Atomera Inc.	13,078	152
*	Grindr Inc.	8,338	149
*	Kopin Corp.	109,043	148
*	QuickLogic Corp.	13,072	148
*	Groupon Inc.	12,215	148
*	Viant Technology Inc. Class A	7,806	148
	Immersion Corp.	16,646	145
*	ON24 Inc.	21,474	139
*,1	MicroVision Inc.	104,855	137
*	TrueCar Inc.	34,588	129
*	Kaltura Inc.	57,548	127
*	Domo Inc. Class B	17,734	126

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Getty Images Holdings Inc.	57,135	123
*	Definitive Healthcare Corp.	29,785	122
*	Backblaze Inc. Class A	19,382	117
*	Brightcove Inc.	25,456	111
*	Asure Software Inc.	11,625	109
	ReposiTrak Inc.	4,907	109
*	Tucows Inc. Class A	6,201	106
*	Telos Corp.	30,682	105
*	SmartRent Inc.	60,221	105
*	Rackspace Technology Inc.	46,340	102
*	Digital Turbine Inc.	59,087	100
*	Expensify Inc. Class A	28,100	94
*	Enfusion Inc. Class A	8,762	90
*	Rimini Street Inc.	32,856	88
*	1stdibs.com Inc.	24,950	88
*	CoreCard Corp.	3,812	87
	CSP Inc.	5,406	87
	Richardson Electronics Ltd.	6,173	87
*	Upland Software Inc.	19,213	83
*	Astronova Inc.	6,470	78
*	AudioEye Inc.	5,086	77
*	eGain Corp.	11,671	73
*	Aeva Technologies Inc.	15,395	73
*	FiscalNote Holdings Inc.	66,657	71
*	LivePerson Inc.	44,180	67
*	Intevac Inc.	18,754	64
*	Rekor Systems Inc.	40,144	63
*	SecureWorks Corp. Class A	7,362	62
*,1	Veritone Inc.	18,337	60
*	WM Technology Inc.	41,877	58
*	AXT Inc.	26,060	57
*	Inuvo Inc.	84,564	55
*	Mastech Digital Inc.	3,641	54
*	GSI Technology Inc.	15,882	48
*	Identiv Inc.	12,931	47
*	Synchronoss Technologies Inc.	4,888	47
*	DLH Holdings Corp.	5,365	43
*	Intellicheck Inc.	14,706	41
*	One Stop Systems Inc.	11,905	40
*	BuzzFeed Inc.	14,699	39
*	Key Tronic Corp.	8,842	37
*	Amtech Systems Inc.	5,730	31
*	TransAct Technologies Inc.	7,051	29
*	Zedge Inc. Class B	10,242	28
*	Issuer Direct Corp.	2,964	26
*	NetSol Technologies Inc.	9,164	24
*,1	Glimpse Group Inc.	9,756	24
*	Pixelworks Inc.	30,211	22
*	Data I / O Corp.	8,084	22
*	Everspin Technologies Inc.	3,115	20
*	VirnetX Holding Corp.	2,409	19
*	Ingram Micro Holding Corp.	756	15
			10,105,726
Telecommunications (1.9%)
	Cisco Systems Inc.	1,827,032	108,160
	AT&T Inc.	3,652,057	83,157
	Verizon Communications Inc.	1,928,696	77,129
	Comcast Corp. Class A	1,942,875	72,916
*	Arista Networks Inc.	512,224	56,616
	T-Mobile US Inc.	236,388	52,178
	Motorola Solutions Inc.	85,113	39,342
*	Charter Communications Inc. Class A	46,969	16,100
	Juniper Networks Inc.	168,772	6,320
*	Ciena Corp.	73,729	6,253
*	Roku Inc.	65,510	4,870
*	Liberty Broadband Corp. Class C	61,215	4,576
*	Frontier Communications Parent Inc.	124,020	4,303
*	Lumentum Holdings Inc.	33,833	2,840
*	Lumen Technologies Inc.	465,005	2,469

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	InterDigital Inc.	12,724	2,465
	Cogent Communications Holdings Inc.	22,728	1,752
*	AST SpaceMobile Inc.	76,504	1,614
	Telephone & Data Systems Inc.	45,461	1,551
	Iridium Communications Inc.	51,822	1,504
*	EchoStar Corp. Class A	60,033	1,375
*	Viavi Solutions Inc.	109,619	1,107
*	Extreme Networks Inc.	65,041	1,089
*	Calix Inc.	28,854	1,006
	Cable One Inc.	2,365	856
*	Applied Optoelectronics Inc.	21,662	798
*	Globalstar Inc.	376,640	780
*	Harmonic Inc.	58,266	771
*,1	Infinera Corp.	115,832	761
*	CommScope Holding Co. Inc.	108,294	564
	IDT Corp. Class B	11,085	527
*	Digi International Inc.	16,734	506
*	ViaSat Inc.	57,689	491
*	United States Cellular Corp.	7,477	469
*	Liberty Broadband Corp. Class A	6,142	457
*	Powerfleet Inc. NJ	57,183	381
	Shenandoah Telecommunications Co.	29,580	373
*	NETGEAR Inc.	13,066	364
*	Altice USA Inc. Class A	122,225	295
*	Xperi Inc.	24,570	252
*	Adtran Holdings Inc.	29,728	248
*	Clearfield Inc.	7,887	244
*	fuboTV Inc.	188,712	238
*	Gogo Inc.	27,231	220
*	Anterix Inc.	7,145	219
*	8x8 Inc.	72,629	194
*	Ooma Inc.	13,218	186
	Spok Holdings Inc.	11,437	184
*	Ribbon Communications Inc.	42,263	176
*	WideOpenWest Inc.	34,771	172
*	Lightwave Logic Inc.	75,692	159
*	Aviat Networks Inc.	7,687	139
*	BK Technologies Corp.	2,710	93
	ATN International Inc.	4,873	82
*	Genasys Inc.	27,518	72
*	Airgain Inc.	10,184	72
*	Comtech Telecommunications Corp.	17,717	71
*	Lantronix Inc.	17,211	71
*	Inseego Corp.	6,265	64
	Network-1 Technologies Inc.	15,271	20
*,3	GCI Liberty Inc.	82,371	—
			562,261
Utilities (2.6%)
	NextEra Energy Inc.	1,047,231	75,076
	Southern Co.	559,705	46,075
	Duke Energy Corp.	393,773	42,425
	Waste Management Inc.	204,993	41,366
	Constellation Energy Corp.	160,373	35,877
	Sempra	322,466	28,287
	American Electric Power Co. Inc.	271,349	25,027
	Vistra Corp.	173,181	23,876
	Dominion Energy Inc.	426,321	22,962
	Waste Connections Inc. (XTSE)	131,657	22,590
	PG&E Corp.	1,086,212	21,920
	Public Service Enterprise Group Inc.	255,067	21,551
	Republic Services Inc.	103,858	20,894
	Xcel Energy Inc.	292,998	19,783
	Exelon Corp.	509,617	19,182
	Entergy Corp.	219,020	16,606
	Edison International	196,964	15,726
	Consolidated Edison Inc.	175,006	15,616
	WEC Energy Group Inc.	161,699	15,206
	American Water Works Co. Inc.	100,117	12,464
	Ameren Corp.	136,288	12,149

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	PPL Corp.	360,994	11,718
	DTE Energy Co.	94,611	11,424
	FirstEnergy Corp.	280,808	11,171
	Atmos Energy Corp.	79,416	11,060
	Eversource Energy	184,852	10,616
	CenterPoint Energy Inc.	334,046	10,599
	CMS Energy Corp.	152,236	10,147
	NRG Energy Inc.	103,202	9,311
	NiSource Inc.	234,289	8,612
	Alliant Energy Corp.	130,240	7,702
	Evergy Inc.	112,433	6,920
*	Clean Harbors Inc.	24,758	5,698
*	Talen Energy Corp.	25,938	5,226
	Essential Utilities Inc.	136,858	4,971
	Pinnacle West Capital Corp.	58,034	4,920
	AES Corp.	361,629	4,654
	OGE Energy Corp.	102,750	4,238
*	Casella Waste Systems Inc. Class A	31,164	3,297
	UGI Corp.	107,103	3,023
	IDACORP Inc.	26,629	2,910
	National Fuel Gas Co.	44,140	2,678
	New Jersey Resources Corp.	49,952	2,330
	Portland General Electric Co.	53,295	2,325
	TXNM Energy Inc.	45,638	2,244
	Southwest Gas Holdings Inc.	31,290	2,212
	Black Hills Corp.	35,710	2,090
	ONE Gas Inc.	29,599	2,050
	Ormat Technologies Inc. (XNYS)	29,319	1,985
	ALLETE Inc.	29,559	1,915
	Spire Inc.	27,638	1,875
	MDU Resources Group Inc.	100,023	1,802
	MGE Energy Inc.	19,072	1,792
	Northwestern Energy Group Inc.	32,124	1,717
	Avista Corp.	41,876	1,534
	American States Water Co.	18,142	1,410
	Chesapeake Utilities Corp.	11,546	1,401
	California Water Service Group	29,553	1,340
*	Sunrun Inc.	112,226	1,038
*,1	Oklo Inc.	46,558	988
*	Hawaiian Electric Industries Inc.	85,177	829
	Clearway Energy Inc. Class C	31,488	819
*	NuScale Power Corp.	40,801	732
	Northwest Natural Holding Co.	18,390	727
	Clearway Energy Inc. Class A	27,323	668
	SJW Group	13,219	651
	Middlesex Water Co.	8,311	437
*	Enviri Corp.	45,479	350
	Aris Water Solutions Inc. Class A	14,572	349
	Unitil Corp.	6,289	341
*,1	NANO Nuclear Energy Inc.	10,180	253
	Excelerate Energy Inc. Class A	7,722	234
	Genie Energy Ltd. Class B	13,650	213
*	Net Power Inc.	19,230	204
*	Cadiz Inc.	35,748	186
	York Water Co.	5,566	182
*	Pure Cycle Corp.	14,095	179
*	Altus Power Inc.	41,436	169
	Artesian Resources Corp. Class A	4,852	153
*	Arq Inc.	16,504	125
	RGC Resources Inc.	5,308	106
*	Perma-Fix Environmental Services Inc.	9,152	101
*	Quest Resource Holding Corp.	15,072	98
	Global Water Resources Inc.	7,988	92
			745,799
Total Common Stocks (Cost $8,858,016)			28,826,284
Rights (0.0%)
*	Cytosorbents Co. Exp. 1/10/25 (Cost $—)	29,596	—

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
Warrants (0.0%)
*	Hycroft Mining Holding Corp. Exp. 10/6/25 (Cost $—)	20,000	—
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[6,7]	Vanguard Market Liquidity Fund, 4.466% (Cost $87,005)	870,209	87,021
Total Investments (100.0%) (Cost $8,945,021)			28,913,305
Other Assets and Liabilities—Net (0.0%)			5,040
Net Assets (100%)			28,918,345
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,689,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $412,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Restricted securities totaling $16,000, representing 0.0% of net assets.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $16,998,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2025	15	1,687	(96)
E-mini S&P 500 Index	March 2025	255	75,681	(1,600)
E-mini S&P Mid-Cap 400 Index	March 2025	30	9,440	(511)
				(2,207)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,858,016)	28,826,284
Affiliated Issuers (Cost $87,005)	87,021
Total Investments in Securities	28,913,305
Investment in Vanguard	788
Cash Collateral Pledged—Futures Contracts	4,538
Receivables for Investment Securities Sold	393
Receivables for Accrued Income	19,000
Receivables for Capital Shares Issued	41,305
Total Assets	28,979,329
Liabilities
Due to Custodian	1,642
Payables for Investment Securities Purchased	18,053
Collateral for Securities on Loan	16,998
Payables for Capital Shares Redeemed	23,755
Payables to Vanguard	265
Variation Margin Payable—Futures Contracts	271
Total Liabilities	60,984
Net Assets	28,918,345
1 Includes $14,689,000 of securities on loan.
At December 31, 2024, net assets consisted of:

Paid-in Capital	8,845,491
Total Distributable Earnings (Loss)	20,072,854
Net Assets	28,918,345

Institutional Shares—Net Assets
Applicable to 16,356,849 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,620,971
Net Asset Value Per Share—Institutional Shares	$99.10

Institutional Plus Shares—Net Assets
Applicable to 275,506,687 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	27,297,374
Net Asset Value Per Share—Institutional Plus Shares	$99.08

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	414,485
Interest[2]	2,578
Securities Lending—Net	2,568
Total Income	419,631
Expenses
The Vanguard Group—Note B
Investment Advisory Services	516
Management and Administrative—Institutional Shares	326
Management and Administrative—Institutional Plus Shares	4,251
Marketing and Distribution—Institutional Shares	52
Marketing and Distribution—Institutional Plus Shares	705
Custodian Fees	248
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Institutional Shares	14
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	161
Trustees’ Fees and Expenses	18
Other Expenses	27
Total Expenses	6,350
Expenses Paid Indirectly	(7)
Net Expenses	6,343
Net Investment Income	413,288
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	6,140,736
Futures Contracts	18,322
Foreign Currencies	—
Realized Net Gain (Loss)	6,159,058
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	159,866
Futures Contracts	(5,736)
Change in Unrealized Appreciation (Depreciation)	154,130
Net Increase (Decrease) in Net Assets Resulting from Operations	6,726,476
1	Dividends are net of foreign withholding taxes of $60,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,411,000, $21,000, and $8,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $5,514,778,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	413,288	451,227
Realized Net Gain (Loss)	6,159,058	289,798
Change in Unrealized Appreciation (Depreciation)	154,130	5,865,168
Net Increase (Decrease) in Net Assets Resulting from Operations	6,726,476	6,606,193
Distributions
Institutional Shares	(43,322)	(31,310)
Institutional Plus Shares	(804,080)	(714,257)
Total Distributions	(847,402)	(745,567)
Capital Share Transactions
Institutional Shares	7,002	185,022
Institutional Plus Shares	(8,198,909)	(236,377)
Net Increase (Decrease) from Capital Share Transactions	(8,191,907)	(51,355)
Total Increase (Decrease)	(2,312,833)	5,809,271
Net Assets
Beginning of Period	31,231,178	25,421,907
End of Period	28,918,345	31,231,178

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$82.37	$67.05	$88.21	$73.97	$68.66
Investment Operations
Net Investment Income[1]	1.231	1.204	1.131	1.086	1.171
Net Realized and Unrealized Gain (Loss) on Investments	18.255	16.099	(17.949)	17.890	12.690
Total from Investment Operations	19.486	17.303	(16.818)	18.976	13.861
Distributions
Dividends from Net Investment Income	(1.295)	(1.209)	(1.143)	(1.100)	(1.325)
Distributions from Realized Capital Gains	(1.461)	(.774)	(3.199)	(3.636)	(2.541)
Distributions from Return of Capital	—	—	—	—	(4.685)
Total Distributions	(2.756)	(1.983)	(4.342)	(4.736)	(8.551)
Net Asset Value, End of Period	$99.10	$82.37	$67.05	$88.21	$73.97
Total Return	23.77%	26.05%	-19.49%	25.75%	20.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,621	$1,350	$907	$757	$682
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%[2]	0.03%[2]	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.61%	1.55%	1.30%	1.72%
Portfolio Turnover Rate	4%[3]	8%	8%[3]	5%[3]	11%[3]
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$82.35	$67.03	$88.19	$73.96	$68.66
Investment Operations
Net Investment Income[1]	1.230	1.192	1.132	1.095	1.143
Net Realized and Unrealized Gain (Loss) on Investments	18.256	16.109	(17.949)	17.877	12.715
Total from Investment Operations	19.486	17.301	(16.817)	18.972	13.858
Distributions
Dividends from Net Investment Income	(1.295)	(1.208)	(1.145)	(1.108)	(1.326)
Distributions from Realized Capital Gains	(1.461)	(.773)	(3.198)	(3.634)	(2.543)
Distributions from Return of Capital	—	—	—	—	(4.689)
Total Distributions	(2.756)	(1.981)	(4.343)	(4.742)	(8.558)
Net Asset Value, End of Period	$99.08	$82.35	$67.03	$88.19	$73.96
Total Return	23.77%	26.05%	-19.49%	25.75%	20.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,297	$29,881	$24,515	$35,100	$32,088
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%[2]	0.02%[2]	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.60%	1.54%	1.31%	1.69%
Portfolio Turnover Rate	4%[3]	8%	8%[3]	5%[3]	11%[3]
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes. The portion of distributions that exceed a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed

Institutional Total Stock Market Index Fund
amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.  Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $788,000, representing less than 0.01% of the fund’s net assets and 0.32% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $7,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	28,826,194	16	74	28,826,284
Rights	—	—	—	—
Warrants	—	—	—	—
Temporary Cash Investments	87,021	—	—	87,021
Total	28,913,215	16	74	28,913,305
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(2,207)	—	—	(2,207)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Institutional Total Stock Market Index Fund
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	5,599,110
Total Distributable Earnings (Loss)	(5,599,110)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	12,730
Undistributed Long-Term Gains	150,671
Net Unrealized Gains (Losses)	19,908,556
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	897
Total	20,072,854
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	519,653	505,822
Long-Term Capital Gains	327,749	239,745
Total	847,402	745,567
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments, and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,004,749
Gross Unrealized Appreciation	20,915,304
Gross Unrealized Depreciation	(1,006,748)
Net Unrealized Appreciation (Depreciation)	19,908,556
F.	During the year ended December 31, 2024, the fund purchased $1,211,833,000 of investment securities and sold $2,599,147,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $104,372,000 and $7,255,881,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were  $156,383,000 and sales were $65,574,000, resulting in net realized gain of $19,914,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Institutional Total Stock Market Index Fund
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	345,534	3,710	838,426	11,492
Issued in Lieu of Cash Distributions	36,021	371	25,740	333
Redeemed	(374,553)	(4,118)	(679,144)	(8,960)
Net Increase (Decrease)—Institutional Shares	7,002	(37)	185,022	2,865
Institutional Plus Shares
Issued	4,616,814	48,572	2,140,743	29,092
Issued in Lieu of Cash Distributions	737,150	7,645	667,877	8,704
Redeemed	(13,552,873)	(143,579)	(3,044,997)	(40,645)
Net Increase (Decrease)—Institutional Plus Shares	(8,198,909)	(87,362)	(236,377)	(2,849)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Institutional Index Funds and Shareholders of Vanguard Institutional Total Stock Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Institutional Total Stock Market Index Fund (one of the funds constituting Vanguard Institutional Index Funds, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 71.5%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $386,776,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
The fund hereby designates for the fiscal year $1,382,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $398,920,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates $24,965,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for the fiscal year.
Q8710 022025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications filed herewith.

(a)(2) Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD institutional INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 21, 2025

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 21, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.